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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05426
      -------------------------------------------------------------------------



                              AIM Investment Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Robert H. Graham  11 Greenway Plaza,  Suite 100  Houston, Texas  77046
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:      (713) 626-1919
                                                   ----------------------------


Date of fiscal year end:        10/31
                        ---------------------


Date of reporting period:      04/30/04
                         --------------------

                                                     AIM DEVELOPING MARKETS FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]





YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                                --Servicemark--

==================================================================================================================================
AIM DEVELOPING MARKETS FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.
==================================================================================================================================

o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                          investment the fund may make in IPOs may     the indexes defined here, and
o Effective 9/30/03, Class B shares are      significantly affect the fund's total        consequently, the performance of the
not available as an investment for           return. As the fund's assets grow, the       fund may deviate significantly from the
retirement plans maintained pursuant to      impact of IPO investments will decline,      performance of the indexes.
Section 401 of the Internal Revenue          which may reduce the effect of IPO
Code, including 401(k) plans, money          investments on the fund's total return.      OTHER INFORMATION
purchase pension plans and profit                                                         o Industry classifications used in this
sharing plans. Plans that have existing      ABOUT INDEXES USED IN THIS REPORT            report are generally according to the
accounts invested in Class B shares will     o The unmanaged MSCI Emerging Markets        Global Industry Classification Standard,
continue to be allowed to make               Free Index is a group of securities from     which was developed by and is the
additional purchases.                        emerging markets tracked by Morgan           exclusive property and a service mark of
                                             Stanley Capital International. A "free"      Morgan Stanley Capital International
PRINCIPAL RISKS OF INVESTING IN THE FUND     index represents investable                  Inc. and Standard & Poor's.
o International investing presents           opportunities for global investors,
certain risks not associated with            taking into account the local market         o The returns shown in the Management's
investing solely in the United States.       restrictions on share ownership by           Discussion of Fund Performance are based
These include risks relating to              foreign investors.                           on net asset values calculated for
fluctuations in the value of the U.S.                                                     shareholder transactions. Generally
dollar relative to the values of other       o The unmanaged MSCI Europe, Australasia     accepted accounting principles require
currencies, the custody arrangements         and the Far East Index (the EAFE             adjustments to be made to the net assets
made for the fund's foreign holdings,        --Registered Trademark-- Index) is a         of the fund at period end for financial
differences in accounting, political         group of foreign securities tracked by       reporting purposes, and as such, the net
risks and the lesser degree of public        Morgan Stanley Capital International.        asset value for shareholder transactions
information required to be provided by                                                    and the returns based on the net asset
non-U.S. companies.                          o The unmanaged Lipper Emerging Markets      values may differ from the net asset
                                             Fund Index represents an average of the      values and returns reported in the
o Investing in emerging markets involves     30 largest emerging markets funds            Financial Highlights.
greater risk and potential reward than       tracked by Lipper, Inc., an independent
investing in more established markets.       mutual fund performance monitor.             A description of the policies and
                                                                                          procedures that the Fund uses to
o The fund invests in higher-yielding,       o The unmanaged MSCI World Index is a        determine how to vote proxies relating
lower-rated corporate bonds, commonly        group of global securities tracked by        to portfolio securities is available
known as junk bonds, which have a            Morgan Stanley Capital International.        without charge, upon request, by calling
greater risk of price fluctuation and                                                     800-959-4246, or on the AIM Web site,
loss of principal and income than do         o The unmanaged Standard & Poor's            AIMinvestments.com.
U.S. government securities such as U.S.      Composite Index of 500 Stocks (the S&P
Treasury bills, notes and bonds, for         500 --Registered Trademark-- Index) is
which principal and any applicable           an index of common stocks frequently
interest are guaranteed by the               used as a general measure of U.S. stock
government if held to maturity.              market performance.

o Investing in small and mid-size            o A direct investment cannot be made in
companies involves risks not associated      an index. Unless otherwise indicated,
with investing in more established           index results include reinvested
companies, including business risk,          dividends, and they do not reflect sales
significant stock price fluctuations and     charges. Performance of an index of
illiquidity.                                 funds reflects fund expenses;
                                             performance of a market index does not.
o The fund may participate in the
initial public offering (IPO) market in      o The fund is not managed to track the
some cycles. Because of the fund's small     performance of any particular index,
asset base, any                              including


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.



=======================================================
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE
=======================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM          VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES
                    FAMILY OF FUNDS--Registered                 For the latest information about ongoing regulatory matters,
                    Trademark--:                                including proposed rules and regulations regarding the
                                                                mutual fund industry, please visit our Web site,
[PHOTO OF           For most of the six-month period covered    AIMinvestments.com. We continue to post updates as
ROBERT H.           by this report, major stock market          information becomes available. We also encourage you to
GRAHAM]             indexes delivered positive performance      visit our Web site for general investing information,
                    as economies strengthened both here and     performance updates on our funds, and market and economic
ROBERT H. GRAHAM    abroad. In the United States, gross         commentary from our financial experts.
                    domestic product steadily improved,
                    while overseas, economic recovery took          For information on how your fund performed and was
                    hold, especially in Asia. In March and      managed during the six months covered by this report, please
                    April, however, markets lagged as           read your fund managers' discussion on the following pages.
                    concerns arose about geopolitical events    We hope you find it informative.
                    and the possibility that the U.S.
                    Federal Reserve may raise interest rates.       As always, AIM is committed to building solutions for
                                                                your investment goals, and we thank you for your continued
    Additionally, what's known as a sector rotation took        participation in AIM Investments. If you have any questions,
place. During much of 2003, the information technology          please contact our Client Service representatives at
sector was the favorite of U.S. and foreign investors. The      800-959-4246.
sector's performance turned negative early in 2004, however,
as investors switched to more defensive sectors they tend to    Sincerely,
favor when conditions seem uncertain. For the last month of
the reporting period, only three sectors of the 10 in the       /s/ Robert H. Graham
S&P 500 Index produced positive returns, including health       Robert H. Graham
care and consumer staples. The third positive sector was        Chairman and President
energy, riding the wave of rising oil and gas prices. Stocks    May 26, 2004
in the MSCI World Index displayed a similar performance
pattern, reflecting the global nature of the rotation.

THE CASE FOR MUTUAL FUND INVESTING
A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

    The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations.
Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND POSTED POSITIVE RETURNS AMID                                                         SARS (severe acute respiratory syndrome)
VOLATILE CLIMATE                                                                          epidemic in 2003. The upturn in global
                                                                                          demand for technology goods also
For the six-month reporting period ended     in the reporting period. During the          provided a boost to these export-laden
April 30, 2004, AIM Developing Markets       spring, a number of events put pressure      countries. In South Korea, industrial
Fund Class A shares returned 7.62% at        on emerging markets including the            production began to rise and export
net asset value. (Had the effects of the     impeachment, of South Korean president,      growth remained strong; however,
front-end sales charge been included,        Roh Moo-hyun, the assassination attempt      domestic demand continued to be held
the return would have been lower.)           on Taiwan president, Chen Shui-bian, and     back by high household debt.
Returns for other share classes are          the Chinese government's efforts to cool
shown in the table on page 3. For the        its booming economy. The threat of               In eastern Europe, Russia--one of the
same period, the fund's broad-based          possible interest rate hikes,                world's largest oil exporters--continued
index, the MSCI EAFE Index, returned         particularly in the United States, also      on its path of impressive economic
12.39%; the fund's style-specific index,     unsettled markets. In fact, Mexico's         growth, buoyed by high energy prices
the MSCI Emerging Markets Free Index,        central bank raised local rates in April     during the reporting period. After
returned 9.38%; and the fund's peer          on concerns that an expected U.S. rate       facing recessionary pressures in
group index, the Lipper Emerging Markets     increase could send investors to safer       2001-2002, Latin American economies
Fund Index, returned 10.47%. The fund's      yields in U.S. securities.                   began to rebound in 2003, led by an
underweight position in the energy                                                        increase in exports as well as rising
sector--the best performing sector for           With gross domestic product              domestic demand amid generally lower
emerging market stocks during the            registering 9.1% growth for the year         interest rates.
reporting period--caused the fund to lag     2003, China continued to be the growth
its benchmarks.                              engine of the world. However, concern        YOUR FUND
                                             about overinvestment in several
MARKET CONDITIONS                            sectors--where output is booming and         Strong stock selection in the
                                             input prices have increased sharply--led     telecommunications sector, driven
Emerging markets outperformed developed      the Chinese government to add                primarily by our exposure to Russian and
markets for both the year 2003 and the       restrictions on projects and order banks     Mexican wireless stocks, proved a strong
first quarter of 2004. Amid a rise in        not to accelerate lending. This resulted     contributor to fund performance.
demand for emerging market exports and       in a late-period sell-off in Asian           Mexico's America Movil solidified its
smooth elections in several countries,       stocks.                                      position as the leading wireless
namely Russia, South Africa and                                                           operator in Latin America by gaining 2.9
Malaysia, emerging market stocks staged          Consumer spending and tourism            million wireless subscribers in the
a strong rally until retreating late         rebounded in Hong Kong, Singapore and        first quarter of 2004. Russia's largest
                                             Taiwan--Asian economies particularly         cellular operator, Mobile TeleSystems,
                                             hard hit by the                              expanded its national coverage area and
                                                                                          posted impressive fourth quarter 2003
                                                                                          results with


=================================================================================================================================
TOP 10 EQUITY HOLDINGS*                                                TOP 10 INDUSTRIES*

 1. Samsung Electronics Co., Ltd.-GDR REGS (South Korea)        3.1%    1. Diversified Banks                            14.9%

 2. Anglo American PLC (United Kingdom)                         3.0     2. Electronic Equipment Manufacturers            9.4

 3. Hana Bank (South Korea)                                     3.0     3. Wireless Telecommunication Services           7.5

 4. LUKOIL-ADR (Russia)                                         2.8     4. Semiconductors                                5.5

 5. Taiwan Semiconductor Manufacturing Co. Ltd.-Equity                  5. Integrated Oil & Gas                          5.4
    Participation Ctfs., expiring 01/14/05 (ABN AMRO) (Taiwan)  2.7
                                                                        6. Pharmaceuticals                               4.9
 6. America Movil S.A. de C.V.-Series L-ADR (Mexico)            2.0
                                                                        7. Integrated Telecommunication Services         4.8
 7. Mobile Telesystems-ADR (Russia)                             1.9
                                                                        8. Diversified Metals & Mining                   3.4
 8. Standard Bank Group Ltd. (South Africa)                     1.9
                                                                        9. Automobile Manufacturers                      2.5
 9. Philippine Long Distance Telephone Co. (Philippines)        1.8
                                                                       10. Broadcasting & Cable TV                       2.3
10. Infosys Technologies Ltd.-ADR (India)                       1.8

*Excludes money market fund holdings.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

=================================================================================================================================

both revenue and net income increasing           At the country level, exposure to                           SHUXIN CAO
87% from the previous period last year.      Korea, Mexico and Russia--markets which                         Mr. Cao, Chartered
                                             posted some of the highest emerging                [CAO         Financial Analyst, is
    The financial sector also benefited      market returns during the reporting                PHOTO]       manager of AIM
fund performance during the reporting        period--contributed the most to fund                            Developing Markets
period. OTP Bank, the leading bank in        performance. Given its weak tech sector                         Fund. He joined AIM
Hungary, and Hana Bank, a South Korean       performance and turmoil surrounding the     in 1997. Mr. Cao graduated from Tianjin
bank that posted its largest net profit      assassination attempt of its president,     Foreign Language Institute with a B.A.
since its establishment in 1991, proved      Taiwan contributed the least to fund        in English. He also received an M.B.A.
to be the fund's best financial sector       returns.                                    from Texas A&M University and is a
investments.                                                                             Certified Public Accountant.
                                                 During the reporting period, we
    A few of the fund's tech stocks,         reduced our exposure to China through                           BORGE ENDRESEN
particularly some of its Taiwanese           profit taking and reallocated those                             Mr. Endresen,
holdings, proved a drag on performance.      assets by increasing our exposure to           [ENDRESEN        Chartered Financial
Taiwan Semiconductor, one of the world's     South Africa, where we saw strong               PHOTO]          Analyst, is manager
largest semiconductor companies, and         earnings results, and Malaysia, where                           of AIM Developing
Quanta Computer--Taiwan's largest            positive political and economic                                 Markets Fund. Mr.
notebook computer maker--detracted from      developments took place.                    Endresen joined AIM in 1999 and
fund performance. Although a solid                                                       graduated summa cum laude from the
performer for the fund in past cycles,       IN CLOSING                                  University of Oregon with a B.S. in
Taiwan Semiconductor declined during the                                                 finance. He also earned an M.B.A. from
reporting period amid rising competition     After several challenging years, we are     The University of Texas at Austin.
from China. Quanta Computer declined         pleased to report a rebound in emerging
amid poor earnings revisions, and we         market stocks and to provide                Assisted by Asia/Latin America Team and
sold the stock during the reporting          shareholders with positive returns for      Europe/Canada Team
period.                                      the reporting period.

    Our underweight position in the               See important fund and index
energy sector--the best performing               disclosures inside front cover.
sector in the fund's benchmark
index--proved one of the largest drags
on the fund's relative performance.
However, many of the fund's energy
holdings performed well, including
Lukoil, a Russian integrated oil company
which boasts 1.3% of global oil
reserves.


========================================================================================
TOP 10 COUNTRIES*               FUND VS. INDEXES
                                Total returns, 10/31/03-4/30/04, excluding applicable
 1. South Korea     16.8%       front-end or contingent deferred sales charges.
                                If sales charges were included, returns would be lower.
 2. Taiwan          15.8
                                CLASS A SHARES                                    7.62%
 3. South Africa     7.4
                                CLASS B SHARES                                    7.43
 4. Mexico           7.2
                                CLASS C SHARES                                    7.45
 5. Russia           6.8
                                MSCI EAFE INDEX (BROAD MARKET INDEX)             12.39
 6. India            5.5
                                MSCI EMERGING MARKET FREE INDEX
 7. Brazil           4.7        (STYLE-SPECIFIC INDEX)                            9.38

 8. Thailand         4.1        LIPPER EMERGING MARKET FUND INDEX
                                  (PEER GROUP INDEX)                             10.47
 9. Malaysia         3.5                                                                     [RIGHT ARROW GRAPHIC]
                                Source: Lipper, Inc.
10. United Kingdom   3.0                                                                     FOR A PRESENTATION OF YOUR FUND'S
                                TOTAL NUMBER OF HOLDINGS*                          114       LONG-TERM PERFORMANCE RECORD,
                                TOTAL NET ASSETS                        $241.8 million       PLEASE TURN THE PAGE.
========================================================================================


LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your fund's long-term performance record for periods ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for periods ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 Class A share performance reflects
As of 4/30/04, including applicable          As of 3/31/04, including applicable          the maximum 4.75% sales charge, and
sales charges                                sales charges                                Class B and Class C share performance
                                             CLASS A SHARES                               reflects the contingent deferred sales
CLASS A SHARES                               Inception (1/11/94)             -0.26%       charge (CDSC) for the period involved.
Inception (1/11/94)              -1.10%        10 Years                       1.04        The CDSC on Class B shares declines from
  10 Years                        0.68          5 Years                       7.04        5% beginning at the time of purchase to
   5 Years                        2.95          1 Year                       74.49        0% at the beginning of the seventh year.
   1 Year                        45.71                                                    The CDSC on Class C shares is 1% for the
                                             CLASS B SHARES                               first year after purchase.
CLASS B SHARES                               Inception (11/3/97)             -0.11%
Inception (11/3/97)              -1.44%         5 Years                       7.21            The performance of the fund's share
   5 Years                        3.02          1 Year                       77.28        classes will differ due to different
   1 Year                        47.47                                                    sales charge structures and class
                                             CLASS C SHARES                               expenses.
CLASS C SHARES                               Inception (3/1/99)              10.13%
Inception (3/1/99)                8.11%         5 Years                       7.46            A redemption fee of 2% will be
   5 Years                        3.34          1 Year                       81.41        imposed on certain redemptions or
   1 Year                        51.40                                                    exchanges out of the fund within 30 days
                                             The performance data quoted represent        of purchase. Exceptions to the
                                             past performance and cannot guarantee        redemption fee are listed in the fund's
                                             comparable future results; current           prospectus.
                                             performance may be lower or higher.
                                             Please visit AIMinvestments.com for the          Had the advisor not waived fees
                                             most recent month-end performance.           and/or reimbursed expenses of Class A, B
                                             Performance figures reflect reinvested       and C shares, returns would have been
                                             distributions, changes in net asset          lower.
                                             value and the effect of the maximum
                                             sales charge unless otherwise stated.
                                             Investment return and principal value
                                             will fluctuate so that you may have a
                                             gain or loss when you sell shares.

                                                                                          [ARROW
                                                                                          BUTTON     For More Information Visit
                                                                                          IMAGE]           AIMinvestments.com


FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-95.62%

BRAZIL-4.72%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                         81,600   $  1,530,817
-------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A. (Steel)         28,976      1,382,609
-------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR (Diversified
  Metals & Mining)                                  21,000        820,890
-------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                           132,200      3,298,390
-------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A.-ADR
  (Integrated Telecommunication Services)(a)       165,934      1,964,659
-------------------------------------------------------------------------
Uniao de Bancos Brasileiros S.A.-GDR
  (Diversified Banks)                              123,416      2,418,956
=========================================================================
                                                               11,416,321
=========================================================================

CAYMAN ISLANDS-0.96%

Global Bio-chem Technology Group Co. Ltd.
  (Biotechnology)                                1,548,000      1,131,260
-------------------------------------------------------------------------
Global Bio-chem Technology Group Co., Ltd.-
  Wts., expiring 05/31/07
  (Biotechnology)(b)(c)                            193,500             --
-------------------------------------------------------------------------
Golden Meditech Co. Ltd. (Health Care
  Equipment)                                     1,704,000        710,019
-------------------------------------------------------------------------
Xinao Gas Holdings Ltd. (Gas Utilities)(b)       1,083,700        468,922
=========================================================================
                                                                2,310,201
=========================================================================

CHILE-0.49%

Corpbanca-ADR (Regional Banks) (Acquired
  11/19/03; Cost $1,079,889)(d)                     49,400      1,191,123
=========================================================================

CHINA-2.98%

Anhui Conch Cement Co. Ltd.-Class H
  (Construction Materials)                         446,000        474,602
-------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopec)-
  Class H (Integrated Oil & Gas)                 4,252,000      1,471,884
-------------------------------------------------------------------------
China Shipping Development Co. Ltd.-Class H
  (Marine)(b)                                    1,418,000        818,098
-------------------------------------------------------------------------
PICC Property & Casualty Co. Ltd.-Class H
  (Property & Casualty Insurance)(b)             5,602,000      1,957,159
-------------------------------------------------------------------------
Tong Ren Tang Technologies Co. Ltd.-Class H
  (Pharmaceuticals)                                597,000      1,209,339
-------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H (Textiles)
  (Acquired 09/19/03-04/14/04; Cost
  $1,217,429)(d)                                   982,200      1,271,856
=========================================================================
                                                                7,202,938
=========================================================================

CZECH REPUBLIC-0.44%

Komercni Banka A.S.-GDR (Diversified
  Banks)(c)                                         29,700      1,066,996
=========================================================================

-------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE

EGYPT-0.89%

Orascom Construction Industries (Construction
  & Engineering)                                   139,106   $  2,154,716
=========================================================================

GREECE-0.60%

Coca-Cola Hellenic Bottling Co. S.A. (Soft
  Drinks)(c)                                        55,000      1,451,957
=========================================================================

HONG KONG-2.58%

Cathay Pacific Airways Ltd. (Airlines)             930,000      1,687,159
-------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration &
  Production)                                    4,815,000      1,743,939
-------------------------------------------------------------------------
COFCO International Ltd. (Packaged Foods &
  Meats)                                         1,452,000        614,323
-------------------------------------------------------------------------
Denway Motors Ltd. (Automobile Manufacturers)    1,852,000        884,471
-------------------------------------------------------------------------
Giordano International Ltd. (Apparel Retail)     2,262,000      1,297,783
=========================================================================
                                                                6,227,675
=========================================================================

HUNGARY-2.71%

Gedeon Richter Rt. (Pharmaceuticals)(c)             19,500      1,969,749
-------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)(b)(c)             146,500      2,707,175
-------------------------------------------------------------------------
OTP Bank Rt.-GDR REGS (Diversified
  Banks) (Acquired 01/14/03-04/15/03; Cost
  $1,017,884)(b)(c)(d)                              49,100      1,875,620
-------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings) (Acquired
  11/22/90; Cost $2,989,406)(b)(c)(d)(e)             1,400             --
=========================================================================
                                                                6,552,544
=========================================================================

INDIA-5.45%

HDFC Bank Ltd.-ADR (Diversified Banks)(b)           91,761      2,661,069
-------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR (IT Consulting
  & Services)(a)                                    52,600      4,259,022
-------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.-GDR
  (Pharmaceuticals) (Acquired 10/22/03; Cost
  $1,258,200)(c)(d)(e)                              54,000      1,309,500
-------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.-GDR
  (Pharmaceuticals)                                 48,000      1,164,000
-------------------------------------------------------------------------
Tata Motors Ltd.-GDR (Automobile
  Manufacturers) (Acquired 10/22/03-01/27/04;
  Cost $1,246,879)(c)(d)(e)                        134,000      1,386,900
-------------------------------------------------------------------------
Tata Motors Ltd.-GDR (Automobile
  Manufacturers)(a)                                232,000      2,401,200
=========================================================================
                                                               13,181,691
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

INDONESIA-1.65%

PT Astra Agro Lestari TBK (Agricultural
  Products)                                      6,074,500   $  1,590,726
-------------------------------------------------------------------------
PT Telekomunikasi Indonesia (Integrated
  Telecommunication Services)                    2,605,500      2,388,054
=========================================================================
                                                                3,978,780
=========================================================================

ISRAEL-2.52%

Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(b)                              45,800      1,980,850
-------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                 66,800      4,112,208
=========================================================================
                                                                6,093,058
=========================================================================

LUXEMBOURG-1.50%

Quilmes Industrial S.A.-ADR (Brewers)(b)           110,000      2,006,400
-------------------------------------------------------------------------
Tenaris S.A. (Oil & Gas Equipment & Services)            5             14
-------------------------------------------------------------------------
Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                         53,968      1,618,500
=========================================================================
                                                                3,624,914
=========================================================================

MALAYSIA-3.52%

Genting Berhad (Casinos & Gaming)                  462,000      2,006,053
-------------------------------------------------------------------------
IOI Corp. Berhad (Agricultural Products)         1,098,000      2,614,974
-------------------------------------------------------------------------
Maxis Communications Berhad (Wireless
  Telecommunications Services)                   1,228,000      2,811,474
-------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)           1,186,000      1,067,400
=========================================================================
                                                                8,499,901
=========================================================================

MEXICO-7.19%

Alfa, S.A.-Class A (Industrial Conglomerates)      908,000      2,976,958
-------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            139,900      4,728,620
-------------------------------------------------------------------------
Cemex S.A. de C.V.-Wts., expiring 12/21/04
  (Construction Materials) (Acquired
  12/16/99; Cost $528)(d)(e)(f)                      1,508          1,453
-------------------------------------------------------------------------
Consorcio ARA, S.A. de C.V. (Homebuilding)(b)      473,300      1,285,184
-------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B
  (Homebuilding)(b)                                203,000      1,161,118
-------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Diversified Banks)                              346,300      1,228,498
-------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                               66,128      2,882,520
-------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                 1,077,100      3,132,284
=========================================================================
                                                               17,396,635
=========================================================================

PHILIPPINES-2.19%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunication Services)(b)       222,000      4,279,900
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE
PHILIPPINES-(CONTINUED)

SM Prime Holdings (Real Estate Management &
  Development)                                   9,095,000   $  1,006,587
=========================================================================
                                                                5,286,487
=========================================================================

RUSSIA-6.76%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(b)                                      39,200      3,518,592
-------------------------------------------------------------------------
LUKOIL-ADR (Integrated Oil & Gas)                   61,158      6,661,329
-------------------------------------------------------------------------
Mobile Telesystems-ADR (Wireless
  Telecommunication Services)(a)                    42,700      4,609,892
-------------------------------------------------------------------------
YUKOS-ADR (Integrated Oil & Gas)                    34,936      1,565,133
=========================================================================
                                                               16,354,946
=========================================================================

SOUTH AFRICA-7.42%

Barloworld Ltd. (Industrial Conglomerates)(c)      121,900      1,213,934
-------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)(c)                  658,400      1,869,224
-------------------------------------------------------------------------
Gold Fields Ltd. (Gold)(c)                          59,100        595,759
-------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)(c)                             14,101        951,279
-------------------------------------------------------------------------
JD Group Ltd. (Home Improvement Retail)(c)         210,000      1,230,726
-------------------------------------------------------------------------
Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)                                         488,000      2,155,680
-------------------------------------------------------------------------
Naspers Ltd.-Class N (Broadcasting & Cable
  TV)(c)                                           387,000      2,589,661
-------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified
  Banks)(a)                                        781,900      4,485,661
-------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)(c)                   264,400      2,850,237
=========================================================================
                                                               17,942,161
=========================================================================

SOUTH KOREA-16.82%

Baiksan OPC Co., Ltd. (Electronic Equipment
  Manufacturers)                                    85,537        984,147
-------------------------------------------------------------------------
Cheil Communications Inc. (Advertising)             11,500      1,607,364
-------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                   63,200      3,748,856
-------------------------------------------------------------------------
Hana Bank (Diversified Banks)                      334,200      7,220,326
-------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)             174,700      1,417,432
-------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)                               83,000      2,242,383
-------------------------------------------------------------------------
Hyundai Motor Co., Ltd. (Automobile
  Manufacturers)                                    34,900      1,331,039
-------------------------------------------------------------------------
Kook Soon Dang Brewery Co., Ltd. (Packaged
  Foods & Meats)                                    30,796        477,681
-------------------------------------------------------------------------
POSCO-ADR (Steel)                                  113,200      3,480,900
-------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 07/25/01-07/26/01; Cost
  $715,479)(d)(e)                                   24,200      3,363,800
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
SOUTH KOREA-(CONTINUED)

Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 11/03/00-08/29/01; Cost
  $2,632,053)(c)(d)(e)                              32,023   $  7,472,147
-------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd.
  (Electronic Equipment Manufacturers)              11,300      3,120,297
-------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)              7,800      1,761,623
-------------------------------------------------------------------------
SK Telecom Co., Ltd. (Wireless
  Telecomunication Services)                         2,700        460,221
-------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)(a)                    98,492      1,989,538
=========================================================================
                                                               40,677,754
=========================================================================

TAIWAN-15.78%

Asia Optical Co., Inc. (Photographic
  Products)                                        225,000      1,577,906
-------------------------------------------------------------------------
AU Optronics Corp.-ADR (Electronic Equipment
  Manufacturers)(a)                                 87,100      1,870,908
-------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)                           373,000      1,553,841
-------------------------------------------------------------------------
Chi Mei Optoelectronics Corp. (Electronic
  Equipment Manufacturers)(b)                      950,000      2,035,694
-------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.
  (Diversified Banks)                            3,196,000      3,419,462
-------------------------------------------------------------------------
CyberLink Corp. (Application Software)             310,000      1,254,233
-------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment Manufacturers)             170,400        668,996
-------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 08/14/02-03/10/03; Cost
  $1,511,234)(a)(d)(e)                             246,126      2,261,898
-------------------------------------------------------------------------
Ichia Technologies, Inc. (Computer Storage &
  Peripherals)(b)                                  596,000      1,500,405
-------------------------------------------------------------------------
Largan Precision Co., Ltd. (Photographic
  Products)                                        131,000      1,460,485
-------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)                     268,000      2,546,108
-------------------------------------------------------------------------
Merry Electronics Co., Ltd. (Consumer
  Electronics)                                   1,170,000      2,857,764
-------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
  (Semiconductors)                                 529,650      2,079,424
-------------------------------------------------------------------------
President Chain Store Corp. (Food Retail)        1,369,000      2,420,685
-------------------------------------------------------------------------
Siliconware Precision Industries Co.
  (Semiconductors)(b)                            2,315,000      2,025,894
-------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-Equity Participation Ctfs., expiring
  01/14/05 (ABN AMRO) (Semiconductors)
  (Acquired 01/02/03-03/10/03; Cost
  $4,388,216)(d)                                 3,837,862      6,632,977
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE
TAIWAN-(CONTINUED)

Waffer Technology Co., Ltd. (Industrial
  Machinery)                                       386,000   $  1,035,364
-------------------------------------------------------------------------
Ya Hsin Industrial Co., Ltd. (Electronic
  Equipment Manufacturers)                         770,000        962,298
=========================================================================
                                                               38,164,342
=========================================================================

THAILAND-4.11%

Bangkok Bank PCL-NVDR (Diversified
  Banks)(b)(c)                                   1,126,000      2,656,854
-------------------------------------------------------------------------
Kasikornbank PCL (Diversified Banks)(b)          2,016,000      2,441,348
-------------------------------------------------------------------------
Siam Cement PCL (The) (Construction
  Materials)                                       174,000        938,427
-------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)     2,450,000      2,829,276
-------------------------------------------------------------------------
Sino Thai Engineering & Construction PCL
  (Construction & Engineering)(c)                2,940,000      1,071,760
=========================================================================
                                                                9,937,665
=========================================================================

TURKEY-1.32%

Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)(c)                                 481,759,257      1,560,059
-------------------------------------------------------------------------
Haci Omer Sabanci Holding A.S.-Bonus Shares
  (Multi-Sector Holdings)                       96,351,851        301,764
-------------------------------------------------------------------------
Koc Holding A.S. (Multi-Sector
  Holdings)(b)(c)                              287,319,455      1,317,293
=========================================================================
                                                                3,179,116
=========================================================================

UNITED KINGDOM-3.02%

Anglo American PLC (Diversified Metals &
  Mining)(c)                                       369,600      7,298,866
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $167,142,553)                           231,190,787
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT

BONDS-0.00%

BRAZIL-0.00%

Companhia Vale Do Rio Doce, Non Conv. Bond
  (Diversified Metals & Mining) 0.00%,
  12/31/09 (Acquired 01/22/99; Cost $0) (Cost
  $0)(c)(d)(e)(g)(h)                  BRL              276              0
=========================================================================

                                                 SHARES

MONEY MARKET FUNDS-3.77%

Liquid Assets Portfolio-Institutional
  Class(i)                                       4,561,857      4,561,857
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(i)      4,561,857      4,561,857
=========================================================================
    Total Money Market Funds (Cost
      $9,123,714)                                               9,123,714
=========================================================================
TOTAL INVESTMENTS-99.39% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $176,266,267)                 240,314,501
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-5.78%

Liquid Assets Portfolio-Institutional
  Class(i)(j)                                    6,989,446   $  6,989,446
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(i)(j)                                    6,989,446      6,989,446
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $13,978,892)                                       13,978,892
=========================================================================
TOTAL INVESTMENTS-105.17% (Cost $190,245,159)                 254,293,393
=========================================================================
OTHER ASSETS LESS LIABILITIES-(5.17%)                         (12,497,890)
=========================================================================
NET ASSETS-100.00%                                           $241,795,503
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
BRL    - Brazilian Dollar
Conv.  - Convertible
Ctfs.  - Certificates
GDR    - Global Depositary Receipt
NVDR   - Non-Voting Depositary Receipt
Pfd.   - Preferred
REGS   - Regulation S
Wts.   - Warrants

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2004.
(b) Non-income producing security.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $44,445,696 which represented 17.48% of the Fund's total investments. See Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/04 was $26,767,274, which represented 11.07% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 04/30/04 was $15,795,698 which represented 6.53% of the Fund's net assets.
(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $167,142,553)*                               $ 231,190,787
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $23,102,606)                              23,102,606
============================================================
    Total investments (cost $190,245,159)        254,293,393
============================================================
Foreign currencies, at value (cost
  $6,674,005)                                      6,677,487
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,508,415
------------------------------------------------------------
  Fund shares sold                                   308,125
------------------------------------------------------------
  Dividends                                          853,046
------------------------------------------------------------
  Amount due from advisor                             39,977
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    12,169
------------------------------------------------------------
Other assets                                          42,682
============================================================
    Total assets                                 265,735,294
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,767,431
------------------------------------------------------------
  Fund shares reacquired                           6,234,679
------------------------------------------------------------
  Deferred compensation and retirement plans          15,011
------------------------------------------------------------
  Collateral upon return of securities loaned     13,978,892
------------------------------------------------------------
Accrued distribution fees                            172,796
------------------------------------------------------------
Accrued trustees' fees                                 1,142
------------------------------------------------------------
Accrued transfer agent fees                          199,236
------------------------------------------------------------
Accrued operating expenses                           570,604
============================================================
    Total liabilities                             23,939,791
============================================================
Net assets applicable to shares outstanding    $ 241,795,503
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 422,156,487
------------------------------------------------------------
Undistributed net investment income (loss)          (217,421)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (244,177,802)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               64,034,239
============================================================
                                               $ 241,795,503
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $ 205,120,538
____________________________________________________________
============================================================
Class B                                        $  29,632,425
____________________________________________________________
============================================================
Class C                                        $   7,042,540
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           18,144,829
____________________________________________________________
============================================================
Class B                                            2,663,299
____________________________________________________________
============================================================
Class C                                              633,707
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       11.30
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.30 divided
      by 95.25%)                               $       11.86
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $       11.13
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $       11.11
____________________________________________________________
============================================================

* At April 30, 2004, securities with an aggregate market value of $13,357,188 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $255,337)        $ 2,347,414
-------------------------------------------------------------------------
Dividends from affiliated money market funds*                      67,936
-------------------------------------------------------------------------
Interest                                                            5,785
=========================================================================
    Total investment income                                     2,421,135
=========================================================================

EXPENSES:

Advisory fees                                                   1,232,084
-------------------------------------------------------------------------
Administrative services fees                                       38,996
-------------------------------------------------------------------------
Custodian fees                                                    104,541
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         519,174
-------------------------------------------------------------------------
  Class B                                                         159,503
-------------------------------------------------------------------------
  Class C                                                          31,534
-------------------------------------------------------------------------
Transfer agent fees                                               556,332
-------------------------------------------------------------------------
Trustees' fees                                                      7,732
-------------------------------------------------------------------------
Other                                                             130,609
=========================================================================
    Total expenses                                              2,780,505
=========================================================================
Less: Fees waived and expense offset arrangements                (154,295)
=========================================================================
    Net expenses                                                2,626,210
=========================================================================
Net investment income (loss)                                     (205,075)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (net of tax on sale of foreign
    investments of $111,051 -- Note 1F)                        19,546,524
-------------------------------------------------------------------------
  Foreign currencies                                              (67,933)
=========================================================================
                                                               19,478,591
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of change in estimated tax on
    foreign investments held of $28,631 -- Note 1F)            (1,766,968)
-------------------------------------------------------------------------
  Foreign currencies                                                  159
=========================================================================
                                                               (1,766,809)
=========================================================================
Net gain from investment securities and foreign currencies     17,711,782
=========================================================================
Net increase in net assets resulting from operations          $17,506,707
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (205,075)   $    631,951
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  19,478,591       5,656,632
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (1,766,809)     73,571,951
==========================================================================================
    Net increase in net assets resulting from operations        17,506,707      79,860,534
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (387,395)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (18,704,075)     18,123,053
------------------------------------------------------------------------------------------
  Class B                                                       (2,768,378)    (12,324,655)
------------------------------------------------------------------------------------------
  Class C                                                        2,455,566         200,503
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (19,016,887)      5,998,901
==========================================================================================
    Net increase (decrease) in net assets                       (1,897,575)     85,859,435
==========================================================================================

NET ASSETS:

  Beginning of period                                          243,693,078     157,833,643
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(217,421) and $375,049 for 2004 and
    2003, respectively)                                       $241,795,503    $243,693,078
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of income. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets in excess of $1.5 billion. The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.00%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 2.00% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended April 30, 2004, AIM waived fees of $151,823.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $38,996 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $232,919 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Rule 12b-1 Plan fees on Class A shares issued as a result of conversion of shares from G.T. Developing Markets Fund, Inc. on October 31, 1997 and in connection with the AIM Eastern Europe Fund reorganization on September 10, 1999 are limited to 0.25% of the average net assets of the Fund's Class A shares issued in connection with such transactions. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B and Class C shares paid $519,174, $159,503 and $31,534 respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $17,700 in front-end sales commissions from the sale of Class A shares and $119,702 $384, and $349 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemption by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             UNREALIZED
                            MARKET VALUE    PURCHASES        PROCEEDS       APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
FUND                          10/31/03       AT COST        FROM SALES     (DEPRECIATION)     04/30/04      INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class       $ 2,260,107    $ 26,439,778    $(24,138,028)       $   --       $ 4,561,857    $16,627      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class         2,260,107      26,439,778     (24,138,028)           --         4,561,857     16,203          --
=================================================================================================================================
  Subtotal                  $ 4,520,214    $ 52,879,556    $(48,276,056)       $   --       $ 9,123,714    $32,830      $   --
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             UNREALIZED
                            MARKET VALUE    PURCHASES        PROCEEDS       APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
FUND                          10/31/03       AT COST        FROM SALES     (DEPRECIATION)     04/30/04     INCOME*    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class       $ 6,672,818    $ 23,875,562    $(23,558,934)       $   --       $ 6,989,446    $17,761      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class         6,672,817      23,875,562     (23,558,933)           --         6,989,446     17,345          --
=================================================================================================================================
  Subtotal                  $13,345,635    $ 47,751,124    $(47,117,867)       $   --       $13,978,892    $35,106      $   --
=================================================================================================================================
  Total                     $17,865,849    $100,630,680    $(95,393,923)       $   --       $23,102,606    $67,936      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $22,289.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $1,906 and reductions in custodian fees of $566 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $2,472.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $2,641 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2004, securities with an aggregate value of $13,357,188 were on loan to brokers. The loans were secured by cash collateral of $13,978,892 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $35,106 for securities lending transactions.
NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD*
---------------------------------------------------------
October 31, 2005                            $ 95,190,215
---------------------------------------------------------
October 31, 2006                              76,692,697
---------------------------------------------------------
October 31, 2007                               9,273,499
---------------------------------------------------------
October 31, 2008                              15,085,807
---------------------------------------------------------
October 31, 2009                              59,191,538
---------------------------------------------------------
October 31, 2010                               7,382,000
=========================================================
Total capital loss carryforward             $262,815,756
_________________________________________________________
=========================================================
* Any capital loss carryforward listed is reduced for
  limitations, if any, to the extent required by the
  Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $71,484,567 and $89,157,114, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $69,466,051
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (6,089,396)
===========================================================
Net unrealized appreciation of investment
  securities                                    $63,376,655
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $190,916,738.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                  YEAR ENDED
                                                                     APRIL 30, 2004                OCTOBER 31, 2003
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,538,124    $   29,964,841     21,378,062    $175,888,823
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        483,067         5,591,636        687,629       5,832,379
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        677,460         7,732,743      3,620,023      28,027,976
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         29,075           314,212             --              --
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        359,495         4,197,903      1,240,782       9,667,175
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (364,973)       (4,197,903)    (1,256,198)     (9,667,175)
=========================================================================================================================
Reacquired:*
  Class A                                                     (4,673,016)      (53,181,031)   (20,514,740)   (167,432,945)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (361,534)       (4,162,111)    (1,090,836)     (8,489,859)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (465,337)       (5,277,177)    (3,569,799)    (27,827,473)
=========================================================================================================================
                                                              (1,777,639)   $  (19,016,887)       494,923    $  5,998,901
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Amount is net of redemption fees of $16,431, $2,373 and $564 for Class A, Class B and Class C shares for 2004, respectively.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------------
                                               2004            2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  10.52        $   6.96       $   6.32       $   8.89       $   9.86       $   7.53
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.01)(a)        0.04(a)       (0.01)(a)       0.15(a)        0.01(a)        0.06(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.81            3.52           0.74          (2.67)         (0.95)          2.36
=================================================================================================================================
    Total from investment operations             0.80            3.56           0.73          (2.52)         (0.94)          2.42
=================================================================================================================================
Less distributions from net investment
  income                                        (0.02)             --          (0.09)         (0.05)         (0.04)         (0.12)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                            0.00              --             --             --           0.01           0.03
=================================================================================================================================
Net asset value, end of period               $  11.30        $  10.52       $   6.96       $   6.32       $   8.89       $   9.86
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  7.62%          51.15%         11.37%        (28.51)%        (9.52)%        33.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $205,121        $209,221       $123,812       $110,756       $136,160       $157,198
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                               2.00%(c)        2.00%          1.84%          1.76%          1.87%          1.91%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                            2.12%(c)        2.33%          2.35%          2.26%          1.95%          2.38%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.08)%(c)       0.44%         (0.07)%         1.95%          0.05%          0.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                         30%            100%           109%           144%           192%           125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $215,706,403.
(d)  Not annualized for periods less than one year.

                                                                                     CLASS B
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ---------------------------------------------------------------
                                                    2004           2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 10.36         $  6.89       $  6.25       $  8.79       $  9.79       $  7.49
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.03)(a)       (0.01)(a)     (0.05)(a)      0.11(a)      (0.06)(a)      0.01(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.80            3.48          0.73         (2.65)        (0.94)         2.37
=================================================================================================================================
    Total from investment operations                 0.77            3.47          0.68         (2.54)        (1.00)         2.38
=================================================================================================================================
Less distributions from net investment income          --              --         (0.04)           --            --         (0.08)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                           0.00              --            --            --            --            --
=================================================================================================================================
Net asset value, end of period                    $ 11.13         $ 10.36       $  6.89       $  6.25       $  8.79       $  9.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.43%          50.36%        10.85%       (28.90)%      (10.21)%       32.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $29,632         $30,111       $31,465       $51,040       $79,754       $49,723
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   2.52%(c)        2.53%         2.38%         2.35%         2.47%         2.51%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                2.64%(c)        2.86%         2.89%         2.85%         2.55%         2.98%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.60)%(c)      (0.08)%       (0.61)%        1.36%        (0.56)%        0.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                             30%            100%          109%          144%          192%          125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $32,075,985.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                        -----------------------------------------------------------------------------------------
                                                                                                                    MARCH 1, 1999
                                                                                                                     (DATE SALES
                                        SIX MONTHS                                                                   COMMENCED)
                                          ENDED                         YEAR ENDED OCTOBER 31,                           TO
                                        APRIL 30,        ----------------------------------------------------        OCTOBER 31,
                                           2004             2003            2002         2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $10.34           $ 6.88          $ 6.25       $  8.79       $  9.79          $ 7.47
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.03)(a)        (0.01)(a)       (0.05)(a)      0.10(a)      (0.06)(a)          --(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.80             3.47            0.72         (2.64)        (0.94)           2.32
=================================================================================================================================
    Total from investment operations        0.77             3.46            0.67         (2.54)        (1.00)           2.32
=================================================================================================================================
Less distributions from net investment
  income                                      --               --           (0.04)           --            --              --
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                       0.00               --              --            --            --              --
=================================================================================================================================
Net asset value, end of period            $11.11           $10.34          $ 6.88       $  6.25       $  8.79          $ 9.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             7.45%           50.29%          10.69%       (28.90)%      (10.21)%         31.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $7,043           $4,361          $2,557       $ 1,682       $ 1,618          $  412
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          2.52%(c)         2.53%           2.38%         2.35%         2.47%           2.51%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                       2.64%(c)         2.86%           2.89%         2.85%         2.55%           2.98%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (0.60)%(c)       (0.08)%         (0.61)%        1.36%        (0.56)%          0.08%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    30%             100%            109%          144%          192%            125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for period less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,341,370.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $23,940 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the

District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                         OFFICE OF THE FUND
Bob R. Baker               Robert H. Graham                 11 Greenway Plaza
Frank S. Bayley            Chairman and President           Suite 100
James T. Bunch                                              Houston, TX 77046-1173
Bruce L. Crockett          Mark H. Williamson
Albert R. Dowden           Executive Vice President         INVESTMENT ADVISOR
Edward K. Dunn Jr.                                          A I M Advisors, Inc.
Jack M. Fields             Kevin M. Carome                  11 Greenway Plaza
Carl Frischling            Senior Vice President,           Suite 100
Robert H. Graham            Secretary and Chief Legal       Houston, TX 77046-1173
Gerald J. Lewis             Officer
Prema Mathai-Davis                                          TRANSFER AGENT
Lewis F. Pennock           Stuart W. Coco                   AIM Investment Services, Inc.
Ruth H. Quigley            Vice President                   P.O. Box 4739
Louis S. Sklar                                              Houston, TX 77210-4739
Larry Soll, Ph.D.          Melville B. Cox
Mark H. Williamson         Vice President                   CUSTODIAN
                                                            State Street Bank and Trust Company
                           Sidney M. Dilgren                225 Franklin Street
                           Vice President and Treasurer     Boston, MA 02110-2801

                           Karen Dunn Kelley                COUNSEL TO THE FUND
                           Vice President                   Ballard Spahr
                                                            Andrews & Ingersoll, LLP
                           Edgar M. Larsen                  1735 Market Street
                           Vice President                   Philadelphia, PA 19103-7599

                                                            COUNSEL TO THE TRUSTEES
                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022-3852

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                           FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(4)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund        AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                          SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund               AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                       INVESCO Health Sciences Fund                  AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                     CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Dynamics Fund                        FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Mid-Cap Growth Fund                  PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO Small Company Growth Fund            THOROUGHLY BEFORE INVESTING.
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

    If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.

                               AIMinvestments.com

                                                                       DVM-SAR-1

                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
---------------------------------------------------------------------------------------
Mutual   Retirement  Annuities  College  Separately   Offshore  Alternative  Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products               Savings  Managed      Products  Investments  Management                    --Servicemark--
                                Plans    Accounts
---------------------------------------------------------------------------------------

                                                     AIM GLOBAL HEALTH CARE FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                               --Servicemark--


====================================================================================================================================
AIM GLOBAL HEALTH CARE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.
====================================================================================================================================

o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             o A direct investment cannot be made in
o Effective 9/30/03, Class B shares are      o The unmanaged MSCI World Index tracks       an index. Unless otherwise indicated,
not available as an investment for           the performance of approximately 50           index results include reinvested
retirement plans maintained pursuant to      countries covered by Morgan Stanley           dividends, and they do not reflect sales
Section 401 of the Internal Revenue Code,    Capital International that are considered     charges. Performance of an index of funds
including 401(k) plans, money purchase       developed markets.                            reflects fund expenses; performance of a
pension plans and profit sharing plans.                                                    market index does not.
Plans that have existing accounts            o The MSCI World Health Care Index, a
invested in Class B shares will continue     subset of the MSCI World Index, includes      OTHER INFORMATION
to be allowed to make additional             health care securities from developed         o Industry classifications used in this
purchases.                                   countries.                                    report are generally according to the
                                                                                           Global Industry Classification Standard,
PRINCIPAL RISKS OF INVESTING IN THE FUND     o The unmanaged Lipper Health/Biotech         which was developed by and is the
o International investing presents           Fund Index represents an average of the       exclusive property and a service mark of
certain risks not associated with            30 largest health and biotechnology funds     Morgan Stanley Capital International
investing solely in the United States.       tracked by Lipper, Inc., an independent       and Standard & Poor's.
These include risks relating to              mutual fund performance monitor.
fluctuations in the value of the U.S.                                                      o The returns shown in the Management's
dollar relative to the values of other       o The unmanaged Standard & Poor's             Discussion of Fund Performance are based
currencies, the custody arrangements made    Composite Index of 500 Stocks (the S&P        on net asset values calculated for
for the fund's foreign holdings,             500--Registered Trademark--) is an            shareholder transactions. Generally
differences in accounting, political         index of common stocks frequently used as     accepted accounting principles require
risks and the lesser degree of public        a general measure of U.S. stock market        adjustments to be made to the net assets
information required to be provided by       performance.                                  of the fund at period end for financial
non-U.S. companies.                                                                        reporting purposes, and as such, the net
                                             o The unmanaged MSCI Europe, Australasia      asset value for shareholder transactions
o By concentrating on a small number of      and the Far East Index (the                   and the returns based on the net asset
holdings, the fund carries greater risk      EAFE--Registered Trademark--) is a group      values may differ from the net asset
because each investment has a greater        of foreign securities tracked by Morgan       values and returns reported in the
effect on the fund's overall performance.    Stanley Capital International.                Financial Highlights.

o Investing in a single-sector or            o The unmanaged MSCI Japan Index is a         A description of the policies and
single-region mutual fund involves           market-value-weighted average of the          procedures that the fund uses to
greater risk and potential reward than       performance of more than 300 securities       determine how to vote proxies relating to
investing in a more diversified fund.        on the Japanese stock exchanges tracked       portfolio securities is available without
                                             by Morgan Stanley Capital International.      charge, upon request, by calling
                                                                                           800-959-4246, or on the AIM Web site,
                                             o The fund is not managed to track the        AIMinvestments.com.
                                             performance of any particular index,
                                             including the indexes defined here, and
                                             consequently, the performance of the fund
                                             may deviate significantly from the
                                             performance of the indexes.

=====================================================                                      THIS REPORT MUST BE ACCOMPANIED OR
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                      PRECEDED BY A CURRENTLY EFFECTIVE FUND
=====================================================                                      PROSPECTUS, WHICH CONTAINS MORE COMPLETE
                                                                                           INFORMATION, INCLUDING SALES CHARGES AND
                                                                                           EXPENSES. READ IT CAREFULLY BEFORE YOU
                                                                                           INVEST.

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

    [PHOTO OF       For most of the six-month period covered by this report,
    ROBERT H.       major stock market indexes delivered positive performance as
    GRAHAM]         economies strengthened both here and abroad. In the United
                    States, gross domestic product steadily improved, while
ROBERT H. GRAHAM    overseas, economic recovery took hold, especially in Asia.
                    In March and April, however, markets lagged as concerns arose about geopolitical events and the possibility that the U.S. Federal Reserve may raise interest rates.

                       Additionally, what's known as a sector rotation took
                    place. During much of 2003, the information technology sector was the favorite of U.S. and foreign investors. The sector's performance turned negative early in 2004, however, as investors switched to more defensive sectors they tend to favor when conditions seem uncertain. For the last month of the reporting period, only three sectors of the 10 in the S&P 500 Index produced positive returns, including health care and consumer staples. The third positive sector was energy, riding the wave of rising oil and gas prices. Stocks in the MSCI World Index displayed a similar performance pattern, reflecting the global nature of the rotation.

THE CASE FOR MUTUAL FUND INVESTING

A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

   The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations. Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.

VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES

For the latest information about ongoing regulatory matters, including proposed rules and regulations regarding the mutual fund industry, please visit our Web site, AIMinvestments.com. We continue to post updates as information becomes available. We also encourage you to visit our Web site for general investing information, performance updates on our funds, and market and economic commentary from our financial experts.

   For information on how your fund performed and was managed during the six months covered by this report, please read your fund managers' discussion on the following pages. We hope you find it informative.

   As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
---------------------------
Robert H. Graham
Chairman and President
May 26, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

HEALTH CARE STOCKS WERE PRESCRIPTION FOR                                                      In Asia, Japan's economy showed signs
GROWTH                                                                                     of recovery as export growth increased
                                                                                           dramatically and deflationary pressures
AIM Global Health Care Fund Class A             The GDP, widely regarded as the            began to ease. Amid growing economic
shares returned 10.42% at net asset value    broadest measure of the nation's economy,     optimism, Japanese stocks represented by
for the six months ended April 30, 2004.     expanded at an annualized rate of 4.1%        the MSCI Japan Index returned 12.85% for
(Had the effects of sales charges been       during the final quarter of 2003 and 4.4%     the reporting period.
included, performance would have been        during the first quarter of 2004.
lower.) Performance for other class          Consumer spending and increased defense          Economic conditions in the euro zone
shares can be found on page 3. The fund      expenditures by the federal government        also improved but at a slower pace than
performed roughly in line with the MSCI      fueled the first-quarter gain.                in many other regions. Euro zone
World Health Care Index, which returned                                                    manufacturing production began to
11.75%, and underperformed the Lipper           For the six-month period ending April      increase in late 2003, and retail sales
Health/Biotech Fund Index, which returned    30, 2004, health care was the third           increased in January after declines
14.19%.                                      best-performing sector of the S&P 500         during the previous two months. A survey
                                             Index, returning 10.37%. The sector           of purchasing managers showed improvement
   The Lipper Health/Biotech Fund Index      exceeded the performance of the S&P 500       in the euro zone economy for eight out of
includes both diversified health care        Index as a whole, which returned 6.27%        nine months through March 2004. In
funds and biotechnology funds, which         over the reporting period.                    contrast to euro zone's slow-paced
performed strongly over the last six                                                       recovery, economic activity in the United
months. The AIM Global Health Care Fund,        International equity markets rallied       Kingdom has remained robust, supported by
by contrast, has maintained lower            through much of the reporting period,         renewed strength in the housing market
volatility with an underweight position      producing double the return of U. S.          and resilient consumer spending.
in biotechnology. As a result, the           stocks, with the EAFE outperforming the
returns for the fund were not as high as     S&P 500 Index by more than six percentage        Health care stocks performed well over
those posted by the Lipper index.            points. Late in the reporting period,         the reporting period, with the MSCI World
                                             however, markets around the world             Health Care Index exceeding the MSCI
MARKET CONDITIONS                            declined as a result of the March 11          World Index by more than three percentage
                                             terrorist attack in Madrid, China's           points.
The economic recovery and strong equity      efforts to slow its economy, rising oil
market rally continued throughout the        prices and the possibility of future          YOUR FUND
reporting period, as news of gross           interest rate hikes.
domestic product (GDP) growth, improved                                                    During the reporting period, we invested
corporate profitability, productivity                                                      in stocks of companies that we believe
gains and accelerating employment all                                                      have strong fundamentals but are
appeared to boost investor confidence.                                                     undervalued relative to their respective
                                                                                           market in general

====================================================================================================================================
TOP 10 EQUITY HOLDINGS*                      TOP 10 INDUSTRIES*                            TOP COUNTRIES
 1. Pfizer Inc.                     13.9%     1. Pharmaceuticals                 60.8%
 2. Yamanouchi Pharmaceutical                 2. Health Care Facilities          11.4                 [PIE CHART]
    Co., Ltd. (Japan)                5.9      3. Biotechnology                    8.9
 3. Aventis S.A. (France)            5.9      4. Health Care Equipment            5.9      U.S.A.                              62.1%
 4. Fujisawa Pharmaceutical                   5. Health Care Distributors         4.8      JAPAN                               23.3%
    Co. Ltd. (Japan)                 5.6      6. Managed Health Care              2.2      FRANCE                               7.1%
 5. HCA Inc.                         5.0      7. Health Care Supplies             1.8      UNITED KINGDOM                       3.1%
 6. Wyeth                            5.0      8. Health Care Services             1.3      CASH & OTHER                         4.4%
 7. McKesson Corp.                   4.8      9. Diversified Chemicals            0.2
 8. Amgen Inc.                       4.8     10. Electronic Equipment
 9. Takeda Chemical Industries,                  Manufacturers                    0.1
    Ltd. (Japan)                     4.8
10. Eisai Co., Ltd. (Japan)          4.7

*Excludes money market fund holdings. The fund's holdings are subject to change, and there is no assurance that the fund
will continue to hold any particular security.
====================================================================================================================================

and other health care stocks in              of December 2003, we increased the fund's                       SUNAINA MURTHY
particular. We have diversified the fund     holdings in managed care and                                    Ms. Murthy is
across health care industries as well as     pharmaceutical product distribution               [MURTHY       associated with AIM
geographically, expanding our holdings in    companies, which will administer the               PHOTO]       Global Health Care
Europe, Japan and, more recently, in         prescription drug benefit and health care                       Fund. Prior to joining
India.                                       coverage options mandated by the act.                           AIM in 2001, she worked
                                             Investor interest in managed care stocks       for two years in cancer research at the
   The health care sector posted strong      also increased as a result of mergers and     University of Pennsylvania and two years
performance over the reporting period.       acquisitions, including Anthem's              at a biotechnology-focused venture
Defensive stocks, or the stocks of           acquisition of Wellpoint.                     capital firm. Ms. Murthy earned a B.S. in
companies whose products are staples of                                                    molecular genetics from the University of
everyday life, such as pharmaceuticals,         Stocks that underperformed during the      Rochester and an M.S. in biotechnology
generally did not perform as well as more    reporting period included:                    from Northwestern University.
volatile stocks, such as biotechnology.
We have, however, maintained an              o Wyeth, which faced an increased                               MICHAEL YELLEN
overweight position in large-cap             financial risk related to its ongoing                           Mr. Yellen is lead
pharmaceuticals because this sector          diet drug litigation;                             [YELLEN       portfolio manager of
continued to trade at a discount, and we                                                        PHOTO]       AIM Global Health Care
believe some stocks are undervalued.         o Amgen, which was affected by concerns                         Fund. He began his
Pharmaceutical companies that helped fund    about changes in reimbursement rates for                        investment career in
performance during the reporting period      its cancer drugs.                             1991 and came to AIM in 1998. Mr.
included:                                                                                  Yellen holds a B.A. from Stanford
                                             IN CLOSING                                    University.
o Pfizer, which had improving
fundamentals, as well as strong sales of     We continued to focus on the stocks of
key drugs, including Lipitor for             companies that we believed had favorable
cholesterol treatment and Norvasc for        growth prospects, and we are pleased to
hypertension;                                report the fund's solid performance for
                                             the reporting period. We continue to work
o Aventis, which benefited from two          diligently to achieve the fund's
takeover/ merger bids;                       investment objective of long-term growth
                                             of capital.
o Yamanouchi and Fujisawa, two of the
fund's larger holdings, which announced            See important fund and index
merger plans during the first quarter of          disclosures inside front cover.
2004.

   In response to the Medicare
Prescription Drug, Improvement and
Modernization Act

======================================================================================

FUND VS. INDEXES

Total returns, 10/31/03-4/30/04, excluding applicable front-end or contingent deferred sales charges. If sales charges were included, returns would be lower.

CLASS A SHARES                                                          10.42%

CLASS B SHARES                                                          10.18

CLASS C SHARES                                                          10.13

MSCI WORLD INDEX (BROAD-BASED INDEX)                                     8.43

MSCI WORLD HEALTH CARE INDEX (STYLE-SPECIFIC INDEX)                     11.75

LIPPER HEALTH/BIOTECH FUND INDEX (PEER GROUP INDEX)                     14.19

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*                                                  60
TOTAL NET ASSETS                                                 $815 million
======================================================================================     [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE TURN
                                                                                           THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your fund's long-term performance record for periods ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for periods ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

====================================================================================================================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                     Class A share performance reflects the
As of 4/30/04, including applicable sales    As of 3/31/04, including applicable sales     maximum 4.75% sales charge, and Class B
charges                                      charges                                       and Class C share performance reflects
CLASS A SHARES                               CLASS A SHARES                                the applicable contingent deferred sales
10 Years                        13.26%       10 Years                        13.38%        charge (CDSC) for the period involved.
5 Years                          7.48        5 Years                          7.29         The CDSC on Class B shares declines from
1 Year                          20.20        1 Year                          26.05         5% beginning at the time of purchase to
                                                                                           0% at the beginning of the seventh year.
CLASS B SHARES                               CLASS B SHARES                                The CDSC on Class C shares is 1% for the
10 Years                        13.37%       10 Years                        13.49%        first year after purchase.
5 Years                          7.69        5 Years                          7.50
1 Year                          20.53        1 Year                          26.71            The performance of the fund's share
                                                                                           classes will differ due to different
CLASS C SHARES                               CLASS C SHARES                                sales charge structures and class
Inception (3/1/99)               9.10%       Inception (3/1/99)               9.54%        expenses.
5 Years                          7.99        5 Years                          7.80
1 Year                          24.51        1 Year                          30.63

                                             The performance data quoted represent
                                             past performance and cannot guarantee
                                             comparable future results; current
                                             performance may be lower or higher.
                                             Please visit AIMinvestments.com for the
                                             most recent month-end performance.
                                             Performance figures reflect reinvested
                                             distributions, changes in net asset value
                                             and the effect of the maximum sales
                                             charge unless otherwise stated.
                                             Investment return and principal value
                                             will fluctuate so that you may have a
                                             gain or loss when you sell shares.
====================================================================================================================================

                                                                                           [ARROW
                                                                                           BUTTON        For More Information Visit
                                                                                           IMAGE]            AIMinvestments.com

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-62.09%

BIOTECHNOLOGY-8.79%

Alexion Pharmaceuticals, Inc.(a)                   50,000   $   1,126,000
-------------------------------------------------------------------------
Amgen Inc.(a)                                     700,000      39,389,000
-------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(a)(b)                 40,000         276,800
-------------------------------------------------------------------------
Caliper Life Sciences, Inc.(a)                     20,000         134,400
-------------------------------------------------------------------------
Corgentech Inc.(a)(b)                             100,000       1,849,000
-------------------------------------------------------------------------
Cytokinetics, Inc.(a)                              45,700         743,082
-------------------------------------------------------------------------
Eyetech Pharmaceutical Inc.(a)                     50,000       1,787,500
-------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)                     80,000         976,000
-------------------------------------------------------------------------
Immunicon Corp.(a)                                116,100         870,750
-------------------------------------------------------------------------
InterMune Inc.(a)(b)                              425,000       6,268,750
-------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(a)(b)                1,900,000      13,813,000
-------------------------------------------------------------------------
Kosan Biosciences, Inc.(a)                        103,000       1,423,460
-------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(a)                50,000         749,500
-------------------------------------------------------------------------
Nabi Biopharmaceuticals(a)                         10,000         163,500
-------------------------------------------------------------------------
Protein Design Labs, Inc.(a)                       60,000       1,468,800
-------------------------------------------------------------------------
Renovis, Inc.(a)                                   15,000         164,400
-------------------------------------------------------------------------
Telik, Inc.(a)                                     20,000         469,400
=========================================================================
                                                               71,673,342
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.10%

Varian Inc.(a)                                     20,000         820,800
=========================================================================

HEALTH CARE DISTRIBUTORS-4.84%

McKesson Corp.(b)                               1,200,000      39,432,000
=========================================================================

HEALTH CARE EQUIPMENT-5.94%

Apogent Technologies Inc.(a)                       35,000       1,134,700
-------------------------------------------------------------------------
ATS Medical, Inc.(a)(c)                         1,500,000       7,650,000
-------------------------------------------------------------------------
Beckman Coulter, Inc.                              40,000       2,233,600
-------------------------------------------------------------------------
Becton, Dickinson & Co.                           650,000      32,857,500
-------------------------------------------------------------------------
MedSource Technologies, Inc.(a)                    35,000         241,850
-------------------------------------------------------------------------
SonoSite, Inc.(a)                                 200,000       4,304,000
=========================================================================
                                                               48,421,650
=========================================================================

HEALTH CARE FACILITIES-11.40%

Community Health Systems Inc.(a)(b)             1,000,000      25,790,000
-------------------------------------------------------------------------
HCA Inc.                                        1,000,000      40,630,000
-------------------------------------------------------------------------
Health Management Associates, Inc.-Class A(b)   1,100,000      25,443,000
-------------------------------------------------------------------------
Symbion, Inc.(a)(b)                                63,400       1,033,420
=========================================================================
                                                               92,896,420
=========================================================================

-------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES         VALUE

HEALTH CARE SERVICES-1.26%

HMS Holdings Corp.(a)(c)                        1,750,000   $  10,237,500
=========================================================================

HEALTH CARE SUPPLIES-1.77%

Edwards Lifesciences Corp.(a)                     150,000       5,169,000
-------------------------------------------------------------------------
Sola International Inc.(a)(b)                     450,000       9,234,000
=========================================================================
                                                               14,403,000
=========================================================================

MANAGED HEALTH CARE-2.19%

PacifiCare Health Systems, Inc.(a)                500,000      17,880,000
=========================================================================

PHARMACEUTICALS-25.80%

Abbott Laboratories                               750,000      33,015,000
-------------------------------------------------------------------------
Antigenics Inc.(a)(b)                             154,600       1,474,884
-------------------------------------------------------------------------
Barrier Therapeutics Inc.(a)                       54,800         767,200
-------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          800,000      20,080,000
-------------------------------------------------------------------------
Pfizer Inc.(b)                                  3,176,200     113,580,912
-------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                    30,000       1,068,300
-------------------------------------------------------------------------
Wyeth                                           1,059,000      40,316,130
=========================================================================
                                                              210,302,426
=========================================================================
    Total Domestic Common Stocks (Cost
      $447,070,071)                                           506,067,138
=========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-35.36%

CANADA-0.10%

Angiotech Pharmaceuticals, Inc.
  (Biotechnology)(a)                               35,000         729,750
-------------------------------------------------------------------------
Inex Pharmaceuticals Corp.
  (Pharmaceuticals)(a)                             20,000          98,137
=========================================================================
                                                                  827,887
=========================================================================

DENMARK-0.12%

Novo Nordisk A.S.-Class B
  (Pharmaceuticals)(d)                             20,000         952,674
=========================================================================

FRANCE-7.08%

Aventis S.A. (Pharmaceuticals)(b)(d)              630,000      47,692,246
-------------------------------------------------------------------------
Sanofi-Synthelabo S.A.
  (Pharmaceuticals)(a)(b)(d)                      160,000       9,984,613
=========================================================================
                                                               57,676,859
=========================================================================

GERMANY-0.25%

Altana A.G. (Pharmaceuticals)(b)(d)                20,000       1,265,664
-------------------------------------------------------------------------
Bayer A.G. (Diversified Chemicals)(a)(b)(d)        20,000         537,384
-------------------------------------------------------------------------
Schwarz Pharma A.G.
  (Pharmaceuticals)(a)(b)(d)                       10,000         281,605
=========================================================================
                                                                2,084,653
=========================================================================

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

INDIA-0.06%

Lupin Ltd. (Pharmaceuticals)(a)                    10,000   $     181,538
-------------------------------------------------------------------------
Wockhardt Ltd. (Pharmaceuticals)                   45,000         324,168
=========================================================================
                                                                  505,706
=========================================================================

JAPAN-23.29%

Eisai Co., Ltd. (Pharmaceuticals)               1,504,000      38,382,625
-------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(b)                          1,960,000      45,496,833
-------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(b)(e)                       1,307,000      18,144,235
-------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                50,000         784,163
-------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                               970,000      39,063,349
-------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                             1,440,000      47,956,561
=========================================================================
                                                              189,827,766
=========================================================================

NETHERLANDS-0.16%

Akzo Nobel N.V. (Diversified Chemicals)(b)(d)      35,000       1,269,945
=========================================================================

SWITZERLAND-1.21%

Novartis A.G. (Pharmaceuticals)(d)                 20,000         893,400
-------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)               200,000       8,960,000
=========================================================================
                                                                9,853,400
=========================================================================

-------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES         VALUE

UNITED KINGDOM-3.09%

GlaxoSmithKline PLC-ADR
  (Pharmaceuticals)(a)(b)                         600,000   $  25,200,000
-------------------------------------------------------------------------
    Total Foreign Stocks & Other Equity
      Interests (Cost $241,770,729)                           288,198,890
=========================================================================

MONEY MARKET FUNDS-2.66%

Liquid Assets Portfolio-Institutional
  Class(f)                                     10,860,823      10,860,823
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    10,860,823      10,860,823
=========================================================================
    Total Money Market Funds (Cost
      $21,721,646)                                             21,721,646
=========================================================================
TOTAL INVESTMENTS-100.11% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $710,562,446)                 815,987,674
=========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.97%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  61,018,976      61,018,976
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  61,018,976      61,018,976
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $122,037,952)                                     122,037,952
=========================================================================
TOTAL INVESTMENTS-115.08% (Cost $832,600,398)                 938,025,626
=========================================================================
OTHER ASSETS LESS LIABILITIES-(15.08%)                       (122,922,469)
=========================================================================
NET ASSETS-100.00%                                          $ 815,103,157
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or portion of this security has been pledged as collateral for securities lending transactions at April 30, 2004.
(c) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 4/30/04 was $17,887,500, which represented 2.19% of the Fund's net assets. See Note 3.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $62,877,531 which represented 6.70% of the Fund's total investments. See Note 1A.
(e) Security considered to be illiquid. The market value of this security considered illiquid at 04/30/04 represented 2.23% of the Fund's net assets.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $680,793,315)*                               $776,378,528
-----------------------------------------------------------
Investments in affiliates ($151,807,083)        161,647,098
===========================================================
    Total investments (cost $832,600,398)       938,025,626
===========================================================
Foreign currencies, at value (cost $574,109)        562,346
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  933,537
-----------------------------------------------------------
  Dividends                                       1,661,354
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   23,825
-----------------------------------------------------------
Other assets                                         53,107
===========================================================
    Total assets                                941,259,795
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,416,100
-----------------------------------------------------------
  Fund shares reacquired                          1,599,926
-----------------------------------------------------------
  Deferred compensation and retirement plans         36,261
-----------------------------------------------------------
  Collateral upon return of securities loaned   122,037,952
-----------------------------------------------------------
Accrued distribution fees                           437,492
-----------------------------------------------------------
Accrued trustees' fees                                1,143
-----------------------------------------------------------
Accrued transfer agent fees                         486,733
-----------------------------------------------------------
Accrued operating expenses                          141,031
===========================================================
    Total liabilities                           126,156,638
===========================================================
Net assets applicable to shares outstanding    $815,103,157
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $688,793,853
-----------------------------------------------------------
Undistributed net investment income (loss)       (4,067,842)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and option contracts                           25,000,001
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             105,377,145
===========================================================
                                               $815,103,157
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $581,615,827
___________________________________________________________
===========================================================
Class B                                        $187,159,388
___________________________________________________________
===========================================================
Class C                                        $ 46,327,942
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          21,867,065
___________________________________________________________
===========================================================
Class B                                           7,690,048
___________________________________________________________
===========================================================
Class C                                           1,902,239
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      26.60
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.60 divided by
      95.25%)                                  $      27.93
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      24.34
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      24.35
___________________________________________________________
===========================================================

* At April 30, 2004, securities with an aggregate market value of $86,694,543 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $92,342)         $ 3,754,252
-------------------------------------------------------------------------
Dividends and interest from affiliates*                           564,873
=========================================================================
    Total investment income                                     4,319,125
=========================================================================

EXPENSES:

Advisory fees                                                   3,922,598
-------------------------------------------------------------------------
Administrative services fees                                      103,409
-------------------------------------------------------------------------
Custodian fees                                                    147,575
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                       1,440,095
-------------------------------------------------------------------------
  Class B                                                         952,187
-------------------------------------------------------------------------
  Class C                                                         231,245
-------------------------------------------------------------------------
Transfer agent fees                                             1,314,181
-------------------------------------------------------------------------
Trustees' fees                                                     10,698
-------------------------------------------------------------------------
Other                                                             258,177
=========================================================================
    Total expenses                                              8,380,165
=========================================================================
Less: Fees waived and expense offset arrangements                 (14,984)
=========================================================================
    Net expenses                                                8,365,181
=========================================================================
Net investment income (loss)                                   (4,046,056)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        29,764,168
-------------------------------------------------------------------------
  Foreign currencies                                              563,514
-------------------------------------------------------------------------
  Option contracts written                                     (2,953,328)
=========================================================================
                                                               27,374,354
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        54,803,149
-------------------------------------------------------------------------
  Foreign currencies                                               55,295
=========================================================================
                                                               54,858,444
=========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             82,232,798
=========================================================================
Net increase in net assets resulting from operations          $78,186,742
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (4,046,056)   $ (5,121,252)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                             27,374,354      22,726,315
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, and foreign currencies                          54,858,444      33,367,108
==========================================================================================
    Net increase in net assets resulting from operations        78,186,742      50,972,171
==========================================================================================
Share transactions-net:
  Class A                                                      (10,697,034)    (34,088,071)
------------------------------------------------------------------------------------------
  Class B                                                      (10,739,587)    (18,872,586)
------------------------------------------------------------------------------------------
  Class C                                                       (1,520,780)     (5,906,404)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (22,957,401)    (58,867,061)
==========================================================================================
    Net increase (decrease) in net assets                       55,229,341      (7,894,890)
==========================================================================================

NET ASSETS:

  Beginning of period                                          759,873,816     767,768,706
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(4,067,842) and $(21,786) for 2004 and
    2003, respectively)                                       $815,103,157    $759,873,816
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets in excess of $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2004, AIM waived fees of $9,062.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $103,409 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $528,628 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B and Class C shares paid $1,440,095, $952,187 and $231,245, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $82,629 in front-end sales commissions from the sale of Class A shares and $2,619, $2,973 and $2,008 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

INVESTMENTS IN AFFILIATED MONEY MARKET FUNDS:

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           UNREALIZED
                  MARKET VALUE        PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND                10/31/03           AT COST          FROM SALES       (DEPRECIATION)      04/30/04        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 25,532,691       $ 97,520,477      $(112,192,345)     $        --      $ 10,860,823     $243,330      $     --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             25,532,691         97,520,477       (112,192,345)              --        10,860,823      239,733            --
====================================================================================================================================
  Subtotal        $ 51,065,382       $195,040,954      $(224,384,690)     $        --      $ 21,721,646     $483,063      $     --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           UNREALIZED
                  MARKET VALUE        PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND                10/31/03           AT COST          FROM SALES       (DEPRECIATION)      04/30/04        INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 54,777,891       $117,834,158      $(111,593,073)     $        --      $ 61,018,976     $ 40,905      $     --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             54,777,890        117,834,159       (111,593,073)              --        61,018,976       40,905            --
====================================================================================================================================
  Subtotal        $109,555,781       $235,668,317      $(223,186,146)     $        --      $122,037,952     $ 81,810      $     --
====================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $354,642.

INVESTMENTS IN OTHER AFFILIATES:

  The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended April 30, 2004.

                                                                           UNREALIZED
                  MARKET VALUE         PURCHASE          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
                   10/31/2003          AT COST          FROM SALES       (DEPRECIATION)      04/30/04        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
ATS Medical
  Inc.            $  1,223,220       $         --      $    (694,484)     $ 7,121,264      $  7,650,000     $     --      $494,098
------------------------------------------------------------------------------------------------------------------------------------
HMS Holdings
  Corp.              2,479,000                 --                 --        7,758,500        10,237,500           --            --
====================================================================================================================================
  Subtotal        $  3,702,220       $         --      $    (694,484)     $14,879,764      $ 17,887,500     $     --      $494,098
====================================================================================================================================
  Total           $164,323,383       $430,709,271      $(448,265,320)     $14,879,764      $161,647,098     $564,873      $494,098
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $5,922 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $5,922.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $3,622 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2004, securities with an aggregate value of $86,694,543 were on loan to brokers. The loans were secured by cash collateral of $122,037,952 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $81,810 for securities lending transactions.

NOTE 8--OPTION CONTRACTS WRITTEN

               TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------
                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of period                       --     $        --
------------------------------------------------------------
Written                               22,350       3,555,808
------------------------------------------------------------
Closed                               (15,000)     (2,394,911)
------------------------------------------------------------
Exercised                             (6,243)     (1,117,763)
------------------------------------------------------------
Expired                               (1,107)        (43,134)
============================================================
End of period                             --     $        --
____________________________________________________________
============================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD*
---------------------------------------------------------
October 31, 2010                             $1,373,462
=========================================================
Total capital loss carryforward              $1,373,462
_________________________________________________________
=========================================================
* Any capital loss carryforward listed is reduced for
  limitations, if any, to the extent required by the
  Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $246,997,916 and $215,665,849, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $116,686,419
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (12,262,082)
===========================================================
Net unrealized appreciation of investment
  securities                                   $104,424,337
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $833,601,289.


NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2004               OCTOBER 31, 2003
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,872,941    $ 49,456,719     3,926,329    $  86,888,575
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        587,571      14,178,801     1,509,164       30,779,326
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        240,744       5,820,171       408,103        8,332,961
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        263,189       7,027,167       572,274       12,498,133
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (287,322)     (7,027,167)     (622,092)     (12,498,133)
=======================================================================================================================
Reacquired:
  Class A                                                     (2,554,485)    (67,180,920)   (6,006,816)    (133,474,779)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (741,317)    (17,891,221)   (1,845,284)     (37,153,779)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (305,293)     (7,340,951)     (703,065)     (14,239,365)
=======================================================================================================================
                                                                (923,972)   $(22,957,401)   (2,761,387)   $ (58,867,061)
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                             -------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                               YEAR ENDED OCTOBER 31,
                                             APRIL 30,          ------------------------------------------------------------
                                                2004              2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  24.09          $  22.41     $  29.93     $  30.12     $  24.00     $  20.15
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.11)(a)         (0.13)       (0.29)(a)    (0.39)(a)    (0.22)(a)    (0.19)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      2.62              1.81        (3.17)        3.44         8.62         4.04
============================================================================================================================
    Total from investment operations              2.51              1.68        (3.46)        3.05         8.40         3.85
============================================================================================================================
Less distributions from net realized gains          --                --        (4.06)       (3.24)       (2.28)          --
============================================================================================================================
Net asset value, end of period                $  26.60          $  24.09     $  22.41     $  29.93     $  30.12     $  24.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                  10.42%             7.50%      (13.76)%      10.85%       38.49%       19.11%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $581,616          $536,746     $533,216     $588,072     $460,445     $357,747
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets           1.91%(c)          1.94%        1.86%        1.75%        1.73%        1.82%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.85)%(c)        (0.56)%      (1.10)%      (1.28)%      (0.85)%      (0.81)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                          30%               99%         153%         207%         242%         123%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $579,202,771.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                             -------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                               YEAR ENDED OCTOBER 31,
                                             APRIL 30,          ------------------------------------------------------------
                                                2004              2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  22.09          $  20.66     $  28.03     $  28.53     $  22.96     $  19.37
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.16)(a)         (0.23)       (0.38)(a)    (0.51)(a)    (0.34)(a)    (0.30)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      2.41              1.66        (2.93)        3.25         8.19         3.89
============================================================================================================================
    Total from investment operations              2.25              1.43        (3.31)        2.74         7.85         3.59
============================================================================================================================
Less distributions from net realized gains          --                --        (4.06)       (3.24)       (2.28)          --
============================================================================================================================
Net asset value, end of period                $  24.34          $  22.09     $  20.66     $  28.03     $  28.53     $  22.96
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                  10.18%             6.92%      (14.21)%      10.32%       37.78%       18.53%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $187,159          $179,646     $187,793     $219,036     $144,861     $102,916
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets           2.41%(c)          2.44%        2.36%        2.25%        2.23%        2.33%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.35)%(c)        (1.06)%      (1.60)%      (1.78)%      (1.35)%      (1.32)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                          30%               99%         153%         207%         242%         123%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $191,483,776.
(d)  Not annualized for periods less than one year.

                                                                                    CLASS C
                                              -----------------------------------------------------------------------------------
                                                                                                                    MARCH 1, 1999
                                              SIX MONTHS                                                             (DATE SALES
                                                ENDED                      YEAR ENDED OCTOBER 31,                   COMMENCED) TO
                                              APRIL 30,        ----------------------------------------------        OCTOBER 31,
                                                 2004           2003       2002          2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 22.11         $ 20.67    $ 28.03       $ 28.53       $ 22.96          $22.50
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.16)(a)       (0.23)     (0.38)(a)     (0.51)(a)     (0.34)(a)       (0.21)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      2.40            1.67      (2.92)         3.25          8.19            0.67
=================================================================================================================================
    Total from investment operations              2.24            1.44      (3.30)         2.74          7.85            0.46
=================================================================================================================================
Less distributions from net realized gains          --              --      (4.06)        (3.24)        (2.28)             --
=================================================================================================================================
Net asset value, end of period                 $ 24.35         $ 22.11    $ 20.67       $ 28.03       $ 28.53          $22.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  10.13%           6.97%    (14.18)%       10.32%        37.77%           2.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $46,328         $43,482    $46,759       $36,366       $12,339          $1,278
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           2.41%(c)        2.44%      2.36%         2.25%         2.23%           2.33%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.35)%(c)      (1.06)%    (1.60)%       (1.78)%       (1.35)%         (1.32)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                          30%             99%       153%          207%          242%            123%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $46,503,137.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the

Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $41,354 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale.

Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   Chairman and President                        Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Albert R. Dowden                  Executive Vice President                      INVESTMENT ADVISOR
Edward K. Dunn Jr.                                                              A I M Advisors, Inc.
Jack M. Fields                    Kevin M. Carome                               11 Greenway Plaza
Carl Frischling                   Senior Vice President, Secretary and          Suite 100
Robert H. Graham                   Chief Legal Officer                          Houston, TX 77046-1173
Gerald J. Lewis
Prema Mathai-Davis                Stuart W. Coco                                TRANSFER AGENT
Lewis F. Pennock                  Vice President                                AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Louis S. Sklar                    Melville B. Cox                               Houston, TX 77210-4739
Larry Soll, Ph.D.                 Vice President
Mark H. Williamson                                                              CUSTODIAN
                                  Sidney M. Dilgren                             State Street Bank and Trust Company
                                  Vice President and Treasurer                  225 Franklin Street
                                                                                Boston, MA 02110-2801
                                  Karen Dunn Kelley
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  Edgar M. Larsen                               Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022-3852

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(4)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund        AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                           SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund                AIM ALLOCATION SOLUTIONS
AIM Select Equity Fund                       INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Aggressive Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund                       AIM Moderate Allocation Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE INVESTING.

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.

                               AIMinvestments.com
                                                                       GHC-SAR-1


                                    YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------------------
Mutual Retirement  Annuities  College  Separately  Offshore   Alternative   Cash                 [AIM INVESTMENTS LOGO APPEARS HERE]
Funds  Products               Savings  Managed     Products   Investments   Management                    --Servicemark--
                              Plans    Accounts
---------------------------------------------------------------------------------------

                                                                  AIM LIBRA FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]




YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                               --Servicemark--

==================================================================================================================================
AIM LIBRA FUND SEEKS LONG-TERM GROWTH OF CAPITAL.
==================================================================================================================================
o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            OTHER INFORMATION
o Effective 9/30/03, Class B shares are      o The unmanaged MSCI World Index tracks      o The returns shown in the Management's
not available as an investment for           the performance of approximately 50          Discussion of Fund Performance are based
retirement plans maintained pursuant to      countries covered by Morgan Stanley          on net asset values calculated for
Section 401 of the Internal Revenue          Capital International that are               shareholder transactions. Generally
Code, including 401(k) plans, money          considered developed markets.                accepted accounting principles require
purchase pension plans and profit                                                         adjustments to be made to the net assets
sharing plans. Plans that have existing      o The unmanaged Standard & Poor's            of the fund at period end for financial
accounts invested in Class B shares will     Composite Index of 500 Stocks (the S&P       reporting purposes, and as such, the net
continue to be allowed to make               500--Registered Trademark-- Index) is        asset value for shareholder transactions
additional purchases.                        an index of common stocks frequently         and the returns based on those net asset
                                             used as a general measure of U.S. stock      values may differ from the net asset
PRINCIPAL RISKS OF INVESTING IN THE FUND     market performance.                          values and returns reported in the
o Investing in small and mid-size                                                         Financial Highlights.
companies involves risks not associated      o The unmanaged Lipper Multi-Cap Growth
with investing in more established           Fund Index represents an average of the      o Industry classifications used in this
companies, including business risk,          performance of the 30 largest                report are generally according to the
significant stock price fluctuations and     multi-capitalization growth funds            Global Industry Classification Standard,
illiquidity.                                 tracked by Lipper, Inc., an independent      which was developed by and is the
                                             mutual fund performance monitor.             exclusive property and a service mark of
o International investing presents                                                        Morgan Stanley Capital International
certain risks not associated with            o The unmanaged Russell Midcap               Inc. and Standard & Poor's.
investing solely in the United States.       --Registered Trademark-- Growth Index is
These include risks relating to              a subset of the Russell Midcap               o Bloomberg, Inc. is a well-known
fluctuations in the value of the U.S.        --Registered Trademark-- Index, which        independent financial research and
dollar relative to the values of other       represents the performance of the stocks     reporting firm.
currencies, the custody arrangements         of domestic mid-capitalization
made for the fund's foreign holdings,        companies; the Growth subset measures        A description of the policies and
differences in accounting, political         the performance of Russell Midcap            procedures that the fund uses to
risks and the lesser degree of public        companies with higher price/book ratios      determine how to vote proxies relating
information required to be provided by       and higher forecasted growth values.         to portfolio securities is available
non-U.S. companies. The fund may invest                                                   without charge, upon request, by calling
up to 25% of its assets in the               o The fund is not managed to track the       800-959-4246, or on the AIM Web site,
securities of non-U.S. issuers.              performance of any particular index,         AIMinvestments.com.
                                             including the indexes defined here, and
o The fund may participate in the            consequently, the performance of the
initial public offering (IPO) market in      fund may deviate significantly from the
some market cycles. Because of the           performance of the indexes.
fund's small asset base, any investment
the fund may make in IPOs may                o A direct investment cannot be made in
significantly affect the fund's total        an index. Unless otherwise indicated,
return. As the fund's assets grow, the       index results include reinvested
impact of IPO investments will decline,      dividends, and they do not reflect sales
which may reduce the effect of IPO           charges. Performance of an index of
investments on the fund's total return.      funds reflects fund expenses;
                                             performance of a market index does not.
o Because of the fund's relatively high
degree of turnover and volatility, it is
best suited for aggressive investors.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN                  VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES
                    THE AIM FAMILY OF FUNDS--Registered         For the latest information about ongoing regulatory matters,
                    Trademark--:                                including proposed rules and regulations regarding the
                                                                mutual fund industry, please visit our Web site,
[PHOTO OF           For most of the six-month period covered    AIMinvestments.com. We continue to post updates as
ROBERT H.           by this report, major stock market          information becomes available. We also encourage you to
GRAHAM]             indexes delivered positive performance      visit our Web site for general investing information,
                    as economies strengthened both here and     performance updates on our funds, and market and economic
ROBERT H. GRAHAM    abroad. In the United States, gross         commentary from our financial experts.
                    domestic product steadily improved,
                    while overseas, economic recovery took          For information on how your fund performed and was
                    hold, especially in Asia. In March and      managed during the six months covered by this report, please
                    April, however, markets lagged as           read your fund managers' discussion on the following pages.
                    concerns arose about geopolitical events    We hope you find it informative.
                    and the possibility that the U.S.
                    Federal Reserve may raise interest rates.       As always, AIM is committed to building solutions for
                                                                your investment goals, and we thank you for your continued
    Additionally, what's known as a sector rotation took        participation in AIM Investments. If you have any questions,
place. During much of 2003, the information technology          please contact our Client Service representatives at
sector was the favorite of U.S. and foreign investors. The      800-959-4246.
sector's performance turned negative early in 2004, however,
as investors switched to more defensive sectors they tend to    Sincerely,
favor when conditions seem uncertain. For the last month of
the reporting period, only three sectors of the 10 in the       /s/ Robert H. Graham
S&P 500 Index produced positive returns, including health       Robert H. Graham
care and consumer staples. The third positive sector was        Chairman and President
energy, riding the wave of rising oil and gas prices. Stocks    May 26, 2004
in the MSCI World Index displayed a similar performance
pattern, reflecting the global nature of the rotation.

THE CASE FOR MUTUAL FUND INVESTING
A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

    The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations.
Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

GROWTH STOCKS, TECH SELL-OFF HURT                                                         YOUR FUND
FUND PERFORMANCE
                                                                                          The market's recent preference for
AIM Libra Fund Class A shares returned           Corporate earnings also improved.        small-cap value stocks hurt performance
-8.10% at net asset value for the            According to Bloomberg, 410 companies in     of AIM Libra Fund, which currently
six-month period ended April 30, 2004,       the S&P 500 Index reported earnings for      invests more heavily in growth stocks. A
underperforming the fund's peer-group        the first quarter of 2004 as of April        sell-off of information technology
index, the Lipper Multi-Cap Growth Fund      30, 2004. A total of 75.6% of those          stocks also detracted from fund
Index, which returned 4.04%, and the         companies reported earnings that             performance. Following a rally in
broad-based index, the S&P 500 Index,        exceeded analysts' expectations.             technology in 2003 and early 2004,
which returned 6.27%. (Had the effects                                                    investors who were concerned about
of front-end sales charges been                  Throughout the reporting period, the     quickly rising valuations took profits,
included, performance would have been        Fed maintained the federal funds target      driving down the entire sector.
lower.) Results for other share classes      rate at 1.00%--its lowest level since        Investors who fled technology stocks
are shown on the table on page 3.            1958. The S&P 500 Index declined during      moved toward safer havens, namely health
                                             the final two months of the period amid      care and consumer staples.
MARKET CONDITIONS                            a backdrop of concerns that the Fed
                                             would raise interest rates.
The economy exhibited signs of strength
for most of the reporting period. The            Energy, telecommunication services                The cornerstone of AIM
nation's gross domestic product, the         and health care were the best-performing             Libra Fund's investment
broadest measure of economic activity,       sectors of the S&P 500 Index as                      strategy is its earnings
expanded at an annualized rate of 4.1%       investors rotated into more defensive                  momentum investment
in the fourth quarter of 2003 and 4.4%       stocks. Information technology, consumer                   philosophy.
in the first quarter of 2004.                discretionary and financials were the
                                             weakest performers. With the exception
    The unemployment rate remained           of information technology, all sectors           In comparison with the S&P 500, at
relatively stable and stood at 5.6% at       of the index posted gains for the six        the close of the reporting period the
the end of April. However, there were        months.                                      fund was overweight technology, raw
signs that the job market could be                                                        materials, financials and energy and
improving. The number of new non-farm            Small-cap stocks generally               underweight consumer discretionary,
jobs created rose from 83,000 in             outperformed mid- and large-cap stocks       consumer staples and health care. Our
February to 353,000 in March and 346,000     while value stocks generally                 overweight position in technology and
in April.                                    outperformed growth stocks.                  underweight position in health care were

=================================================================================================================================
TOP 10 EQUITY HOLDINGS*                                          TOP 10 INDUSTRIES*

 1. Hub Group, Inc.                1.2%                           1. Apparel Retail                         8.1%

 2. Middleby Corp. (The)           1.1                            2. Communications Equipment               5.5

 3. Edge Petroleum Corp.           1.0                            3. Semiconductor Equipment                5.5

 4. Axcelis Technologies, Inc.     1.0                            4. Homebuilding                           5.3

 5. Ceradyne, Inc.                 1.0                            5. Investment Banking and Brokerage       4.3

 6. Chico's FAS, Inc.              1.0                            6. Semiconductors                         3.6

 7. Deckers Outdoor Corp.          1.0                            7. Specialty Stores                       3.5

 8. Sonic Automotive, Inc.         1.0                            8. Asset Management and Custody Banks     3.3

 9. Andrew Corp.                   1.0                            9. Electronics Equipment Manufacturers    3.1

10. Sapient Corp.                  1.0                           10. Internet Software and Services         3.0

*Excludes money market fund holdings.

The fund's holdings are subject to change,
and there is no assurance that the fund will
continue to hold any particular security.
=================================================================================================================================

among the reasons the fund                   113.9% increase over the first quarter                           JONATHAN C SCHOOLAR
underperformed the benchmark.                of 2003.                                                         Mr. Schoolar,
                                                                                              [SCHOOLAR       Chartered Financial
    Although health care stocks as a whole       Detractors from performance included          PHOTO]         Analyst, is the
generated positive returns for the first     Amkor Technology, Inc. and Ase Test Ltd.                         portfolio manager o
quarter of 2004, the fund's health care      Amkor, a top provider of semiconductor                           AIM Libra Fund. He
holdings detracted from performance. AAI     packaging and test services, and Ase,        has been in the investment business
Pharma Inc., which manufactures              which provides integrated circuit            since 1983. He joined AIM in 1986 as
pain-management drugs, fell on news of a     assembly and packaging, both suffered        head of equity trading. He then served
change in management and allegations of      from perceptions that the business cycle     as associate portfolio manager before
fraud. The fund has eliminated its           in the semiconductor industry has begun      assuming his current title in 1992. He
holdings in this stock.                      to decelerate. We no longer held these       has been responsible for the fund since
                                             stocks at the end of the reporting           its inception in 2002. Mr. Schoolar
    Consumer discretionary and energy        period.                                      received his B.B.A. in finance from The
were the fund's top contributing                                                          University of Texas at Austin.
sectors. Strong consumer spending and            The cornerstone of AIM Libra Fund's
increasing oil prices bolstered stocks       investment strategy is its earnings          Assisted by the Large Cap Growth Team
within those sectors. China Petroleum &      momentum investment philosophy. This
Chemical, which we no longer held as of      philosophy focuses on companies
April 30, was among stocks that showed       experiencing significant positive change
strong signs of growth as China's            that we believe will lead to
expanding economy meant increased demand     accelerating revenue and/or earnings
for oil.                                     growth.

    The fund's top-performing holdings       IN CLOSING
included Research in Motion Ltd., which
manufactures hand-held wireless              We continued to seek long-term growth of
communication products, and Eon Labs,        capital by maintaining our investment
Inc., maker of generic pharmaceuticals.      discipline of investing in stocks with
We sold the above stocks and took            potential earnings growth above market
profits because we found more attractive     expectations. Thank you for your
opportunities. Research in Motion            participation in AIM Investments.
announced fourth-quarter 2003 revenue
was up 141% over the same period in              See important fund and index
2002. Eon Labs reported record net              disclosures inside front cover.
income of $32.3 million for the first
quarter of 2004, a

========================================================================================
FUND VS. INDEXES                             TOTAL NUMBER OF HOLDINGS*               113
                                             TOTAL NET ASSETS              $61.5 million
Total returns, 10/31/03-4/30/04, excluding
applicable front-end or contingent
deferred sales charges. If sales charges
were included, returns would be lower.

CLASS A SHARES                       -8.10

CLASS B SHARES                       -8.31

CLASS C SHARES                       -8.38

S&P 500 INDEX (BROAD MARKET INDEX)    6.27

RUSSELL MIDCAP GROWTH INDEX
(STYLE-SPECIFIC INDEX)                5.74
                                                                                          [RIGHT ARROW GRAPHIC]
LIPPER MULTI-CAP GROWTH
FUND INDEX (PEER GROUP INDEX)         4.04                                                For a presentation of your fund's
                                                                                          long-term performance record, please
Source: Lipper, Inc.                                                                      turn the page.
========================================================================================

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your fund's long-term performance record for periods ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for periods ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                     Class A share performance reflects
As of 4/30/04, including applicable          As of 3/31/04, including applicable          the maximum 5.50% sales charge, and
sales charges                                sales charges                                Class B and Class C share performance
                                             CLASS A SHARES                               reflects the applicable contingent
CLASS A SHARES                               Inception (11/1/02)               20.72%     deferred sales charge (CDSC) for the
Inception (11/1/02)               11.75%        1 Year                         40.39      period involved. The CDSC on Class B
   1 Year                         18.05                                                   shares declines from 5% beginning at the
                                             CLASS B SHARES                               time of purchase to 0% at the beginning
CLASS B SHARES                               Inception (11/1/02)               22.14%     of the seventh year. The CDSC on Class C
Inception (11/1/02)               12.73%        1 Year                         42.36      shares is 1% for the first year after
   1 Year                         19.09                                                   purchase.
                                             CLASS C SHARES
CLASS C SHARES                               Inception (11/1/02)               24.87%         The performance of the fund's share
Inception (11/1/02)               15.30%        1 Year                         46.57      classes will differ due to different
   1 Year                         23.19                                                   sales charge structures and class
                                             The performance data quoted represent        expenses.
                                             past performance and cannot guarantee
                                             comparable future results; current               Had the advisor not waived fees
                                             performance may be lower or higher.          and/or reimbursed expenses, returns
                                             Please visit AIMinvestments.com for the      would have been lower.
                                             most recent month-end performance.
                                             Performance figures reflect reinvested
                                             distributions, changes in net asset
                                             value and the effect of the maximum
                                             sales charge unless otherwise stated.
                                             Investment return and principal value
                                             will fluctuate so that you may have a
                                             gain or loss when you sell shares.
                                                                                          [ARROW
                                                                                          BUTTON     For More Information Visit
                                                                                          IMAGE]         AIMinvestments.com

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-93.23%

AEROSPACE & DEFENSE-2.42%

DRS Technologies, Inc.(a)                        18,000    $   508,500
----------------------------------------------------------------------
Engineered Support Systems, Inc.                  9,650        469,280
----------------------------------------------------------------------
Northrop Grumman Corp.                            5,100        506,175
======================================================================
                                                             1,483,955
======================================================================

AIR FREIGHT & LOGISTICS-2.10%

Hub Group, Inc.-Class A(a)                       21,800        752,100
----------------------------------------------------------------------
Ryder System, Inc.                               14,700        540,813
======================================================================
                                                             1,292,913
======================================================================

ALTERNATIVE CARRIERS-0.91%

Ptek Holdings, Inc.(a)                           55,100        560,367
======================================================================

APPAREL RETAIL-8.06%

Aeropostale, Inc.(a)                             24,900        547,551
----------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                        13,500        547,155
----------------------------------------------------------------------
Chico's FAS, Inc.(a)                             15,000        610,950
----------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The)(a)    21,200        558,408
----------------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)               16,800        563,304
----------------------------------------------------------------------
Foot Locker, Inc.                                19,200        460,800
----------------------------------------------------------------------
Goody's Family Clothing, Inc.                    42,700        533,323
----------------------------------------------------------------------
Guess?, Inc.(a)                                  35,200        548,064
----------------------------------------------------------------------
Urban Outfitters, Inc.(a)                        12,600        581,742
======================================================================
                                                             4,951,297
======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.27%

American Capital Strategies, Ltd.                19,000        498,750
----------------------------------------------------------------------
Franklin Resources, Inc.                          9,400        515,402
----------------------------------------------------------------------
Investors Financial Services Corp.               12,100        470,327
----------------------------------------------------------------------
T. Rowe Price Group Inc.                         10,200        523,056
======================================================================
                                                             2,007,535
======================================================================

CATALOG RETAIL-0.61%

Insight Enterprises, Inc.(a)                     22,400        374,976
======================================================================

COMMUNICATIONS EQUIPMENT-5.50%

Anaren, Inc.(a)                                  33,500        494,125
----------------------------------------------------------------------
Andrew Corp.(a)                                  35,400        600,030
----------------------------------------------------------------------
Brocade Communications Systems, Inc.(a)          85,700        458,495
----------------------------------------------------------------------
Carrier Access Corp.(a)                          44,600        474,544
----------------------------------------------------------------------
Comtech Telecommunications Corp.(a)              28,300        457,894
----------------------------------------------------------------------
Comverse Technology, Inc.(a)                     28,900        472,804
----------------------------------------------------------------------
ViaSat, Inc.(a)                                  19,300        424,214
======================================================================
                                                             3,382,106
======================================================================

----------------------------------------------------------------------
                                                             MARKET
                                                SHARES        VALUE

COMPUTER STORAGE & PERIPHERALS-1.45%

Applied Films Corp.(a)                           20,600    $   490,280
----------------------------------------------------------------------
Komag, Inc.(a)                                   31,700        402,907
======================================================================
                                                               893,187
======================================================================

CONSTRUCTION & ENGINEERING-0.83%

Washington Group International, Inc.(a)          14,200        512,904
======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.76%

Joy Global Inc.                                  17,700        464,625
======================================================================

CONSTRUCTION MATERIALS-0.80%

Florida Rock Industries, Inc.                    12,300        489,417
======================================================================

CONSUMER FINANCE-0.77%

CompuCredit Corp.(a)                             28,500        472,245
======================================================================

DEPARTMENT STORES-0.87%

Nordstrom, Inc.                                  15,000        534,450
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.92%

University of Phoenix Online(a)                   6,500        565,890
======================================================================

DIVERSIFIED METALS & MINING-2.14%

Inco Ltd. (Canada)(a)                            17,000        488,750
----------------------------------------------------------------------
Phelps Dodge Corp.(a)                             7,500        493,725
----------------------------------------------------------------------
Southern Peru Copper Corp.                       11,400        330,942
======================================================================
                                                             1,313,417
======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-3.07%

Keithley Instruments, Inc.                       24,200        504,570
----------------------------------------------------------------------
PerkinElmer, Inc.                                24,400        469,700
----------------------------------------------------------------------
Rogers Corp.(a)                                   9,700        579,090
----------------------------------------------------------------------
Zygo Corp.(a)                                    30,000        330,600
======================================================================
                                                             1,883,960
======================================================================

ELECTRONIC MANUFACTURING SERVICES-2.50%

Flextronics International Ltd. (Singapore)(a)    34,500        555,450
----------------------------------------------------------------------
Sanmina-SCI Corp.(a)                             50,000        501,000
----------------------------------------------------------------------
TTM Technologies, Inc.(a)                        43,300        481,063
======================================================================
                                                             1,537,513
======================================================================

EMPLOYMENT SERVICES-1.49%

Administaff, Inc.(a)                             30,000        525,000
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
EMPLOYMENT SERVICES-(CONTINUED)

Gevity HR, Inc.                                  17,700    $   389,931
======================================================================
                                                               914,931
======================================================================

FOOTWEAR-0.98%

Deckers Outdoor Corp.(a)                         22,500        602,775
======================================================================

FOREST PRODUCTS-0.82%

Louisiana-Pacific Corp.                          21,300        502,467
======================================================================

HEALTH CARE FACILITIES-0.82%

Genesis HealthCare Corp.(a)                      21,500        502,885
======================================================================

HOME FURNISHINGS-0.77%

Furniture Brands International, Inc.             16,900        475,566
======================================================================

HOMEBUILDING-5.29%

Beazer Homes USA, Inc.                            5,800        571,010
----------------------------------------------------------------------
Centex Corp.                                     11,700        561,015
----------------------------------------------------------------------
D.R. Horton, Inc.                                16,100        463,680
----------------------------------------------------------------------
KB HOME                                           7,800        537,654
----------------------------------------------------------------------
Pulte Homes, Inc.                                11,800        580,206
----------------------------------------------------------------------
Standard Pacific Corp.                           10,600        534,664
======================================================================
                                                             3,248,229
======================================================================

HOUSEWARES & SPECIALTIES-0.85%

Jarden Corp.(a)                                  14,100        524,520
======================================================================

INDUSTRIAL MACHINERY-2.94%

Ceradyne, Inc.(a)                                21,600        616,464
----------------------------------------------------------------------
Middleby Corp. (The)(a)                          12,900        653,372
----------------------------------------------------------------------
TimKen Co. (The)                                 24,400        538,264
======================================================================
                                                             1,808,100
======================================================================

INTEGRATED OIL & GAS-0.60%

PetroChina Co. Ltd.-ADR (China)                   8,600        369,800
======================================================================

INTERNET SOFTWARE & SERVICES-3.02%

Equinex, Inc.(a)                                 16,300        479,057
----------------------------------------------------------------------
Open Text Corp. (Canada)(a)                      17,800        483,626
----------------------------------------------------------------------
SonicWALL, Inc.(a)                               48,100        344,396
----------------------------------------------------------------------
ValueClick, Inc.(a)                              53,100        550,116
======================================================================
                                                             1,857,195
======================================================================

INVESTMENT BANKING & BROKERAGE-4.31%

Ameritrade Holding Corp.(a)                      40,400        494,496
----------------------------------------------------------------------
Knight Trading Group, Inc.(a)                    47,700        554,274
----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     7,000        513,800
----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         9,900        536,877
----------------------------------------------------------------------
Morgan Stanley                                   10,700        549,873
======================================================================
                                                             2,649,320
======================================================================

----------------------------------------------------------------------
                                                             MARKET
                                                SHARES        VALUE

IT CONSULTING & OTHER SERVICES-1.82%

Cognizant Technology Solutions Corp.(a)          12,100    $   523,446
----------------------------------------------------------------------
Sapient Corp.(a)                                106,000        593,600
======================================================================
                                                             1,117,046
======================================================================

LEISURE PRODUCTS-0.87%

Brunswick Corp.                                  13,000        534,430
======================================================================

MANAGED HEALTH CARE-0.73%

Aetna Inc.                                        5,400        446,850
======================================================================

MARINE-0.85%

General Maritime Corp.(a)(Republic of
  Marshall Islands)                              26,000        522,340
======================================================================

METAL & GLASS CONTAINERS-0.80%

Crown Holdings, Inc.(a)                          58,300        492,052
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.83%

Cimarex Energy Co.(a)                            20,000        551,800
----------------------------------------------------------------------
Edge Petroleum Corp.(a)                          43,600        634,380
----------------------------------------------------------------------
Spinnaker Exploration Co.(a)                     15,500        552,885
======================================================================
                                                             1,739,065
======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-3.02%

Giant Industries, Inc.(a)                        27,300        502,866
----------------------------------------------------------------------
OMI Corp. (Republic of Marshall Islands)         46,300        466,241
----------------------------------------------------------------------
Overseas Shipholding Group, Inc.                 14,100        462,057
----------------------------------------------------------------------
Tsakos Energy Navigation Ltd. (Bermuda)          17,400        422,124
======================================================================
                                                             1,853,288
======================================================================

PHARMACEUTICALS-0.93%

First Horizon Pharmaceutical Corp.(a)            36,800        570,768
======================================================================

PROPERTY & CASUALTY INSURANCE-1.76%

Allstate Corp. (The)                             11,600        532,440
----------------------------------------------------------------------
First American Financial Corp.                   20,300        550,536
======================================================================
                                                             1,082,976
======================================================================

REAL ESTATE-2.44%

Impac Mortgage Holdings, Inc.                    27,300        513,513
----------------------------------------------------------------------
Novastar Financial, Inc.                         15,800        512,868
----------------------------------------------------------------------
Redwood Trust, Inc.                              10,900        473,605
======================================================================
                                                             1,499,986
======================================================================

RESTAURANTS-0.85%

Checkers Drive-In Restaurants, Inc.(a)           49,700        524,832
======================================================================

SEMICONDUCTOR EQUIPMENT-5.48%

Axcelis Technologies, Inc.(a)                    58,800        617,988
----------------------------------------------------------------------
Credence Systems Corp.(a)                        44,000        490,160
----------------------------------------------------------------------
Cymer, Inc.(a)                                   14,700        470,106
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-(CONTINUED)

Lam Research Corp.(a)                            22,600    $   500,364
----------------------------------------------------------------------
LTX Corp.(a)                                     39,300        429,549
----------------------------------------------------------------------
MKS Instruments, Inc.(a)                         23,900        459,358
----------------------------------------------------------------------
Semitool, Inc.(a)                                36,500        401,135
======================================================================
                                                             3,368,660
======================================================================

SEMICONDUCTORS-3.64%

Analog Devices, Inc.                              9,700        413,220
----------------------------------------------------------------------
Conexant Systems, Inc.(a)                        78,100        339,735
----------------------------------------------------------------------
ESS Technology, Inc.(a)                          47,300        507,056
----------------------------------------------------------------------
Fairchild Semiconductor International,
  Inc.(a)                                        23,500        457,545
----------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                 23,200        517,406
======================================================================
                                                             2,234,962
======================================================================

SPECIALTY STORES-3.47%

Jo-Ann Stores, Inc.(a)                           19,200        542,784
----------------------------------------------------------------------
Movie Gallery, Inc.                              28,600        555,412
----------------------------------------------------------------------
Sharper Image Corp.(a)                           14,200        433,952
----------------------------------------------------------------------
Sonic Automotive, Inc.                           24,100        600,090
======================================================================
                                                             2,132,238
======================================================================

STEEL-1.57%

Schnitzer Steel Industries, Inc.-Class A         17,200        451,844
----------------------------------------------------------------------

----------------------------------------------------------------------
                                                             MARKET
                                                SHARES        VALUE
STEEL-(CONTINUED)

Steel Dynamics, Inc.(a)                          21,400    $   515,098
======================================================================
                                                               966,942
======================================================================

TECHNOLOGY DISTRIBUTORS-0.79%

CDW Corp.                                         7,800        487,422
======================================================================

THRIFTS & MORTGAGE FINANCE-0.81%

New Century Financial Corp.                      11,700        496,431
======================================================================

TIRES & RUBBER-0.83%

Bandag, Inc.                                     11,700        509,535
======================================================================

TRUCKING-0.87%

AMERCO(a)                                        19,000        534,470
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $60,481,961)                          57,290,838
======================================================================

MONEY MARKET FUNDS-2.81%

Liquid Assets Portfolio-Institutional
  Class(b)                                      863,484        863,484
----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(b)     863,484        863,484
======================================================================
    Total Money Market Funds (Cost
      $1,726,968)                                            1,726,968
----------------------------------------------------------------------
TOTAL INVESTMENTS-96.04% (Cost $62,208,929)                 59,017,806
======================================================================
OTHER ASSETS LESS LIABILITIES-3.96%                          2,435,839
======================================================================
NET ASSETS-100.00%                                         $61,453,645
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $60,481,961)                                  $57,290,838
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,726,968)                               1,726,968
===========================================================
    Total investments (cost $62,208,929)         59,017,806
===========================================================
Receivables for:
  Investments sold                                2,449,556
-----------------------------------------------------------
  Fund shares sold                                  186,066
-----------------------------------------------------------
  Dividends                                          14,349
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    4,100
-----------------------------------------------------------
Other assets                                         29,076
===========================================================
    Total assets                                 61,700,953
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            172,638
-----------------------------------------------------------
  Deferred compensation and retirement plans          4,100
-----------------------------------------------------------
Accrued distribution fees                            28,681
-----------------------------------------------------------
Accrued trustees' fees                                  818
-----------------------------------------------------------
Accrued transfer agent fees                          15,609
-----------------------------------------------------------
Accrued operating expenses                           25,462
===========================================================
    Total liabilities                               247,308
===========================================================
Net assets applicable to shares outstanding     $61,453,645
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $62,996,011
-----------------------------------------------------------
Undistributed net investment income (loss)         (497,343)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                           2,146,100
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (3,191,123)
===========================================================
                                                $61,453,645
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $44,764,632
___________________________________________________________
===========================================================
Class B                                         $10,418,511
___________________________________________________________
===========================================================
Class C                                         $ 6,270,502
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           3,586,319
___________________________________________________________
===========================================================
Class B                                             843,540
___________________________________________________________
===========================================================
Class C                                             507,129
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     12.48
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.48 divided by
      94.50%)                                   $     13.21
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     12.35
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     12.36
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $233)            $    65,044
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       13,296
=========================================================================
    Total investment income                                        78,340
=========================================================================

EXPENSES:

Advisory fees                                                     252,574
-------------------------------------------------------------------------
Administrative services fees                                       24,863
-------------------------------------------------------------------------
Custodian fees                                                     14,550
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          76,282
-------------------------------------------------------------------------
  Class B                                                          49,658
-------------------------------------------------------------------------
  Class C                                                          29,539
-------------------------------------------------------------------------
Transfer agent fees                                                53,016
-------------------------------------------------------------------------
Trustees' fees                                                      6,151
-------------------------------------------------------------------------
Professional fees                                                  35,705
-------------------------------------------------------------------------
Other                                                              31,537
=========================================================================
    Total expenses                                                573,875
=========================================================================
Less: Fees waived and expense offset arrangements                  (1,051)
=========================================================================
    Net expenses                                                  572,824
=========================================================================
Net investment income (loss)                                     (494,484)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                    2,308,458
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (8,020,001)
=========================================================================
Net gain (loss) from investment securities                     (5,711,543)
=========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $(6,206,027)
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2004           2003
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (494,484)   $  (189,529)
----------------------------------------------------------------------------------------
  Net realized gain from investment securities and future
    contracts                                                   2,308,458         53,689
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (8,020,001)     4,828,878
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (6,206,027)     4,693,038
========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (28,055)            --
----------------------------------------------------------------------------------------
  Class B                                                          (5,972)            --
----------------------------------------------------------------------------------------
  Class C                                                          (3,533)            --
========================================================================================
    Decrease in net assets resulting from distributions           (37,560)            --
========================================================================================
Share transactions-net:
  Class A                                                      16,828,353     28,645,977
----------------------------------------------------------------------------------------
  Class B                                                       5,044,388      5,959,059
----------------------------------------------------------------------------------------
  Class C                                                       3,391,337      3,135,080
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              25,264,078     37,740,116
========================================================================================
    Net increase in net assets                                 19,020,491     42,433,154
========================================================================================

NET ASSETS:

  Beginning of period                                          42,433,154             --
========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(497,343) and $(2,859) for 2004 and
    2003, respectively)                                       $61,453,645    $42,433,154
________________________________________________________________________________________
========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Libra Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 1.80%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.80% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended April 30, 2004, AIM waived fees of $239.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $22,391 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans").

The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B and Class C shares paid $76,282, $49,658 and $29,539, respectively.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $47,648 in front-end sales commissions from the sale of Class A shares and $694, $24, and $2,522 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                    MARKET                            PROCEEDS          UNREALIZED          MARKET                      REALIZED
                    VALUE          PURCHASES            FROM           APPRECIATION         VALUE         DIVIDEND        GAIN
FUND               10/31/03         AT COST            SALES          (DEPRECIATION)       04/30/04        INCOME        (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,671,878      $23,089,392       $(23,897,786)        $     --         $  863,484      $ 6,759       $     --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,671,878       23,089,392        (23,897,786)              --            863,484        6,537             --
==================================================================================================================================
                  $3,343,756      $46,178,784       $(47,795,572)        $     --         $1,726,968      $13,296       $     --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $396 and reductions in custodian fees of $416 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $812.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $2,316 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.
NOTE 7--TAX INFORMATION (CONTINUED)

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.
NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $131,233,096 and $109,253,728, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $ 2,008,298
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (5,199,421)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(3,191,123)
___________________________________________________________
===========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                   APRIL 30, 2004             OCTOBER 31, 2003
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,737,223    $24,169,307    2,569,911    $30,729,918
------------------------------------------------------------------------------------------------------------------
  Class B                                                       553,525      7,621,352      541,811      6,655,534
------------------------------------------------------------------------------------------------------------------
  Class C                                                       344,738      4,714,539      302,832      3,644,450
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         1,911         25,584           --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                           434          5,762           --             --
------------------------------------------------------------------------------------------------------------------
  Class C                                                           233          3,091           --             --
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        22,067        307,505        4,523         57,488
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (22,274)      (307,505)      (4,552)       (57,488)
==================================================================================================================
Reacquired:
  Class A                                                      (559,692)    (7,674,043)    (189,624)    (2,141,429)
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (171,280)    (2,275,221)     (54,124)      (638,987)
------------------------------------------------------------------------------------------------------------------
  Class C                                                       (98,614)    (1,326,293)     (42,060)      (509,370)
==================================================================================================================
                                                              1,808,271    $25,264,078    3,128,717    $37,740,116
__________________________________________________________________________________________________________________
==================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                        CLASS A
                                                              ----------------------------
                                                              SIX MONTHS
                                                               ENDED           YEAR ENDED
                                                              APRIL 30,        OCTOBER 31,
                                                                2004             2003
------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.59           $ 10.00
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(a)         (0.18)(a)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.00)             3.77
==========================================================================================
    Total from investment operations                             (1.10)             3.59
==========================================================================================
Less distributions from net realized gains                       (0.01)               --
==========================================================================================
Net asset value, end of period                                 $ 12.48           $ 13.59
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                  (8.10)%           35.90%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $44,765           $32,398
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets                           1.76%(c)          1.80%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets      (1.50)%(c)        (1.54)%
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate(e)                                         195%              325%
__________________________________________________________________________________________
==========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $43,829,302.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.24%.
(e)  Not annualized for periods less than one year.


                                                                        CLASS B
                                                              ----------------------------
                                                              SIX MONTHS
                                                               ENDED           YEAR ENDED
                                                              APRIL 30,        OCTOBER 31,
                                                                2004             2003
------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.48           $10.00
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.15)(a)        (0.26)(a)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.97)            3.74
==========================================================================================
    Total from investment operations                             (1.12)            3.48
==========================================================================================
Less distributions from net realized gains                       (0.01)              --
==========================================================================================
Net asset value, end of period                                 $ 12.35           $13.48
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                  (8.31)%          34.80%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $10,419           $6,515
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets                           2.41%(c)         2.45%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets      (2.15)%(c)       (2.19)%
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate(e)                                         195%             325%
__________________________________________________________________________________________
==========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,986,138.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.89%.
(e)  Not annualized for periods less than one year.


                                                                        CLASS C
                                                              ----------------------------
                                                              SIX MONTHS
                                                               ENDED           YEAR ENDED
                                                              APRIL 30,        OCTOBER 31,
                                                                2004             2003
------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $13.50           $10.00
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.15)(a)        (0.26)(a)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.98)            3.76
==========================================================================================
    Total from investment operations                             (1.13)            3.50
==========================================================================================
Less distributions from net realized gains                       (0.01)              --
==========================================================================================
Net asset value, end of period                                  $12.36           $13.50
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                  (8.38)%          35.00%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,271           $3,520
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets                           2.41%(c)         2.45%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets      (2.15)%(c)       (2.19)%
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate(e)                                         195%             325%
__________________________________________________________________________________________
==========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,940,262.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.89%.
(e)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $18,029 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                         OFFICE OF THE FUND
Bob R. Baker               Robert H. Graham                 11 Greenway Plaza
Frank S. Bayley            Chairman and President           Suite 100
James T. Bunch                                              Houston, TX 77046-1173
Bruce L. Crockett          Mark H. Williamson
Albert R. Dowden           Executive Vice President         INVESTMENT ADVISOR
Edward K. Dunn Jr.                                          A I M Advisors, Inc.
Jack M. Fields             Kevin M. Carome                  11 Greenway Plaza
Carl Frischling            Senior Vice President,           Suite 100
Robert H. Graham            Secretary and Chief Legal       Houston, TX 77046-1173
Gerald J. Lewis             Officer
Prema Mathai-Davis                                          TRANSFER AGENT
Lewis F. Pennock           Stuart W. Coco                   AIM Investment Services, Inc.
Ruth H. Quigley            Vice President                   P.O. Box 4739
Louis S. Sklar                                              Houston, TX 77210-4739
Larry Soll, Ph.D.          Melville B. Cox
Mark H. Williamson         Vice President                   CUSTODIAN
                                                            State Street Bank and Trust Company
                           Sidney M. Dilgren                225 Franklin Street
                           Vice President and Treasurer     Boston, MA 02110-2801

                           Karen Dunn Kelley                COUNSEL TO THE FUND
                           Vice President                   Ballard Spahr
                                                            Andrews & Ingersoll, LLP
                           Edgar M. Larsen                  1735 Market Street
                           Vice President                   Philadelphia, PA 19103-7599

                                                            COUNSEL TO THE TRUSTEES
                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022-3852

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                           FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(4)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund        AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                          SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund               AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                       INVESCO Health Sciences Fund                  AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                     CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Dynamics Fund                        FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Mid-Cap Growth Fund                  PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO Small Company Growth Fund            THOROUGHLY BEFORE INVESTING.
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

         If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.

                               AIMinvestments.com                     LIB-SAR-1

                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
---------------------------------------------------------------------------------------
Mutual   Retirement  Annuities  College  Separately   Offshore  Alternative  Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products               Savings  Managed      Products  Investments  Management                    --Servicemark--
                                Plans    Accounts
---------------------------------------------------------------------------------------

                                                       AIM TRIMARK ENDEAVOR FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]






YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                              --Servicemark--

====================================================================================================================================
AIM TRIMARK ENDEAVOR FUND SEEKS LONG-TERM GROWTH OF CAPITAL.
====================================================================================================================================

o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             OTHER INFORMATION
o Effective 9/30/03, Class B shares are      o The unmanaged Standard & Poor's             o The returns shown in the Management's
not available as an investment for           Composite Index of 500 Stocks (the S&P        Discussion of Fund Performance are based
retirement plans maintained pursuant to      500 -- Registered Trademark-- Index) is       on net asset values calculated for
Section 401 of the Internal Revenue          an index of common stocks frequently          shareholder transactions. Generally
Code, including 401(k) plans, money          used as a general measure of U.S. stock       accepted accounting principles require
purchase pension plans and profit            market performance.                           adjustments to be made to the net assets
sharing plans. Plans that have existing                                                    of the fund at period end for financial
accounts invested in Class B shares will     o The unmanaged Lipper Mid-Cap Core Fund      reporting purposes, and as such, the net
continue to be allowed to make               Index represents an average of the            asset value for shareholder transactions
additional purchases.                        performance of the 30 largest                 and the returns based on the net asset
                                             mid-capitalization core funds tracked by      values may differ from the net asset
o Class R shares are available only to       Lipper, Inc., an independent mutual fund      values and returns reported in the
certain retirement plans. Please see the     performance monitor.                          Financial Highlights.
prospectus for more information.
                                             o The unmanaged Russell Midcap --             o Industry classifications used in this
PRINCIPAL RISKS OF INVESTING IN THE FUND     Registered Trademark-- Index represents       report are generally according to the
o International investing presents           the performance of the stocks of              Global Industry Classification Standard,
certain risks not associated with            domestic mid-capitalization companies.        which was developed by and is the
investing solely in the United States.                                                     exclusive property and a service mark of
These include risks relating to              o The unmanaged MSCI World Index tracks       Morgan Stanley Capital International
fluctuations in the value of the U.S.        the performance of approximately 50           Inc. and Standard & Poor's.
dollar relative to the values of other       countries covered by Morgan Stanley
currencies, the custody arrangements         Capital International that are                o Bloomberg, Inc. is a well-known
made for the fund's foreign holdings,        considered developed markets.                 independent financial research and
differences in accounting, political                                                       reporting firm.
risks and the lesser degree of public        o The fund is not managed to track the
information required to be provided by       performance of any particular index,          A description of the policies and
non-U.S. companies. The fund may invest      including the indexes defined here, and       procedures that the fund uses to
up to 25% of its assets in the               consequently, the performance of the          determine how to vote proxies relating
securities of non-U.S. issuers.              fund may deviate significantly from the       to portfolio securities is available
                                             performance of the indexes.                   without charge, upon request, by calling
o By concentrating on a small number of                                                    800-959-4246, or on the AIM Web site,
holdings, the fund carries greater risk      o A direct investment cannot be made in       AIMinvestments.com.
because each investment has a greater        an index. Unless otherwise indicated,
effect on the fund's overall                 index results include reinvested
performance.                                 dividends, and they do not reflect sales
                                             charges. Performance of an index of
o The fund may participate in the            funds reflects fund expenses;
initial public offering (IPO) market in      performance of a market fund does not.
some market cycles. Because of the
fund's small asset base, any investment
the fund may make in IPOs may
significantly affect the fund's total
return. As the fund's assets grow, the
impact of IPO investments will decline,
which may reduce the effect of IPO
investments on the fund's total return.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM          VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES
                    FAMILY OF FUNDS--Registered Trademark--:    For the latest information about ongoing regulatory matters, including proposed rules and regulations regarding the
[PHOTO OF           For most of the six-month period covered    mutual fund industry, please visit our Web site,
ROBERT H.           by this report, major stock market          AIMinvestments.com. We continue to post updates as
GRAHAM]             indexes delivered positive performance      information becomes available. We also encourage you to
                    as economies strengthened both here and     visit our Web site for general investing information,
ROBERT H. GRAHAM    abroad. In the United States, gross         performance updates on our funds, and market and economic
                    domestic product steadily improved,         commentary from our financial experts.
                    while overseas, economic recovery took
                    hold, especially in Asia. In March and          For information on how your fund performed and was
                    April, however, markets lagged as           managed during the six months covered by this report, please
                    concerns arose about geopolitical events    read your fund managers' discussion on the following pages.
                    and the possibility that the U.S.           We hope you find it informative.
                    Federal Reserve may raise interest
                    rates.                                          As always, AIM is committed to building solutions for
                                                                your investment goals, and we thank you for your continued
    Additionally, what's known as a sector rotation took        participation in AIM Investments. If you have any questions,
place. During much of 2003, the information technology          please contact our Client Service representatives at
sector was the favorite of U.S. and foreign investors. The      800-959-4246.
sector's performance turned negative early in 2004, however,
as investors switched to more defensive sectors they tend to    Sincerely,
favor when conditions seem uncertain. For the last month of
the reporting period, only three sectors of the 10 in the       /s/ Robert H. Graham
S&P 500 Index produced positive returns, including health       Robert H. Graham
care and consumer staples. The third positive sector was        Chairman and President
energy, riding the wave of rising oil and gas prices. Stocks    May 26, 2004
in the MSCI World Index displayed a similar performance
pattern, reflecting the global nature of the rotation.

THE CASE FOR MUTUAL FUND INVESTING
A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

    The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations.
Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

THE TRIMARK DISCIPLINE: 'BUSINESS PEOPLE                                                   YOUR FUND
BUYING BUSINESSES'
                                                                                           AIM Trimark Endeavor Fund launched on
AIM Trimark Endeavor Fund Class A shares     Corporate earnings also improved.             November 4, 2003. In our first direct
returned 8.80% at net asset value for        According to Bloomberg, 410 companies in      communication to you, we would like to
the reporting period starting November       the S&P 500 Index reported earnings for       comment briefly on our approach to
4, 2003 (the fund's inception) to April      the first quarter of 2004 as of April         investing. We describe the Trimark
30, 2004. The fund outperformed the S&P      30, 2004. A total of 75.6% of those           discipline as "business people buying
500 Index, which returned 6.01% for the      companies reported earnings that              businesses." By viewing each investment
reporting period, and the fund's             exceeded analysts' expectations.              as a long-term business investment as
style-specific index, the Russell Midcap                                                   opposed to a short-term stock trade, we
Index, which returned 6.44%. (Had the            The S&P 500 Index declined during         attempt to ignore much of the short-term
effects of the front-end sales charge        the final two months of the period amid       news that has little impact on an
been included, the return would have         concerns that the Federal Reserve (the        investment's long-term return potential.
been lower.) Results for other share         Fed) would raise interest rates.              Instead, we focus on conducting our own
classes are shown on the table below.        Throughout the reporting period,              in-depth, independent research to
                                             however, the Fed maintained the federal       identify high quality mid-sized
MARKET CONDITIONS                            funds target rate at 1.00%--its lowest        businesses that have understandable
                                             level since 1958.                             business models, strong managements and
The economy exhibited signs of strength                                                    leading industry positions that are very
for most of the reporting period. The            Energy, telecommunications services       difficult for competitors to encroach
nation's gross domestic product, the         and health care were the best-performing      upon. We then leverage our research to
broadest measure of economic activity,       sectors of the S&P 500 Index as               develop a proprietary view about why we
expanded at an annualized rate of 4.1%       investors rotated into more defensive         believe these businesses will grow their
in the fourth quarter of 2003 and 4.4%       stocks. Information technology, consumer      value to the surprise of other investors
in the first quarter of 2004.                discretionary and financials were the         over a period of years. Consistent with
                                             weakest performers. With the exception        our long-term approach, we encourage
    The unemployment rate remained           of information technology, all sectors        shareholders to measure us over a period
relatively stable and stood at 5.6% at       of the index posted gains for the six         of years.
the end of April. However, there were        months.
signs that the job market could be                                                             The market rally that began in March
improving. The number of new non-farm            Small-cap stocks generally                2003 and extended through most of the
jobs created rose from 83,000 in             outperformed mid- and large-cap stocks        reporting period particularly favored
February to 353,000 in March and 346,000     while value stocks generally                  small- and mid-cap companies. This trend
in April.                                    outperformed growth stocks.                   is consistent with past market and
                                                                                           economic recoveries, where


====================================================================================================================================
TOP 10 EQUITY HOLDINGS*                     TOP 10 INDUSTRIES*                             FUND VS. INDEXES
 1. Wellpoint Health Networks Inc.    5.0%   1. Health Care Equipment               12.6
 2. North Fork Banccorp., Inc.        4.9    2. Regional Banks                       9.6   TOTAL RETURNS, 11/4/03-4/30/04,
 3. Charter One Financial, Inc.       4.7    3. Apparel, Accessories & Luxury Goods  6.3   EXCLUDING APPLICABLE FRONT-END OR
 4. Dentsply International, Inc.      4.7    4. Managed Health Care                  5.0   CONTINGENT DEFERRED SALES CHARGES. IF
 5. Ross Stores, Inc.                 4.6    5. Apparel Retail                       4.6   SALES CHARGES WERE INCLUDED, RETURNS
 6. Liz Claiborne, Inc.               4.6    6. Leisure Products                     4.2   WOULD BE LOWER.
 7. Polaris Industries Inc.           4.2    7. Insurance Brokers                    4.2
 8. Arthur J. Gallagher & Co.         4.2    8. Employment Services                  3.9   Class A Shares                     8.80%
 9. Manpower Inc.                     3.9    9. Steel                                3.7   Class B Shares                     8.60
10. Harrah's Entertainment, Inc.      3.7   10. Casinos & Gaming                     3.7   Class C Shares                     8.60
                                                                                           Class R Shares                     8.72
                                                                                           S&P 500 Index (Broad Based Index)  6.01
                                                                                           Russell Midcap Index
                                                                                           (Style-Specific Index)             6.44
                                                                                           Lipper Mid-Cap Core Fund Index
                                                                                           (Peer Group Index)                 5.56
                                                                                           Source: Lipper, Inc., Bloomberg

                                                                                           TOTAL NUMBER OF HOLDINGS*            31
                                                                                           TOTAL NET ASSETS           $8.5 MILLION

*Excludes U.S. Government Agency Securities.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

smaller companies have tended to             a product that achieves this                                   JEFF HYRICH
outperform. In this environment, your        accomplishment, thus providing more                            Mr. Hyrich, Chartered
fund outperformed identified benchmarks.     long-term growth prospects for                  [HYRICH        Financial Analyst,
While such strong relative performance       shareholders.                                    PHOTO]        joined AIM Trimark
is gratifying in the short term, we                                                                         Investments in 1999.
believe it should be of limited                  Within consumer discretionary,                             Prior to coming to
importance to shareholders who share our     Ryanair Holdings PLC was among                                 AIM Trimark, he worked
long-term investment horizon.                detractors. A low-fare airline based in       as an investment analyst and portfolio
                                             Dublin, Ireland, Ryanair currently            manager. He earned a Bachelors of
    You will note that your fund shares      provides service to 75 destinations in        Communication (honors) degree from the
little in common with market benchmarks      Europe. The Trimark discipline is             University of Manitoba.
or benchmark sector weights. Because we      predicated on buying quality businesses,
focus on businesses rather than sectors,     yet airlines have historically been                            GEOFF MACDONALD
we resist the natural inclination to use     associated with poor business models.                          Mr. MacDonald,
relative sector weights to examine fund      Characteristically, we tend to avoid          [MACDONALD       Chartered Financial
performance and instead prefer to            these businesses. However, in Ryanair we        PHOTO]         Analyst, is lead
comment on how successful we have been       firmly believe we have made an                                 portfolio manager for
in investing in individual businesses.       investment in a quality business with                          AIM Trimark Fund. He
However, if one were to categorize the       long-term prospects that are exceptional                       joined AIM Trimark
businesses with which we have had            to the industry. Ryanair has harnessed a      Investments in 1998. Prior to that, he
success in recent months, many came from     business model made popular by Southwest      worked as an investment analyst and
the health-care sector. Select               Airlines (not a fund holding as of            portfolio manager. Mr. MacDonald earned
detractors from performance came from        4/30/04) to build a franchise that            a B.B.A. from Bishop's University and an
the consumer discretionary sector.           offers European flyers the lowest fares,      M.B.A. from the University of Windsor.
                                             generates the highest profit margins and
    Specifically in health care, one of      instills unmatched customer loyalty. The      [RIGHT ARROW GRAPHIC]
the fund's top contributors to               company's stock price pulled back             FOR A PRESENTATION OF YOUR FUND'S
performance was Cytyc Corp. Cytyc is an      marginally during the reporting period        PERFORMANCE RECORD, INCLUDING SALES
example of a business we can envision        after Ryanair reported smaller than           CHARGES, PLEASE TURN THE PAGE.
owning an interest in for years. We          expected profit margins. However, due to
believe the company, which manufactures      its relative youth and unique market, we
and distributes pap tests, has several       believe Ryanair has growth opportunities
avenues to grow its value in the years       that even Southwest did not have in its
to come. Since it broke into the pap         infancy.
test market, Cytyc has grown its market
share due to its revolutionary testing       IN CLOSING
methodology. We believe its market share
gains should continue due to several         We focused on growing your capital over
growth opportunities. First, the             the long term by consistently applying
European market appears far less             our investment discipline regardless of
developed than the United States, and we     the market environment. Currently, there
believe Cytyc will benefit from that         are 31 equity holdings in your fund, and
market's adoption of testing. Second,        each one has been purchased by adhering
the company is currently marketing a         to the five core principles of the
diagnostic machine that labs can use to      Trimark discipline: 1) know the business
analyze the tests they distribute. This      inside and out, 2) focus on the
allows the labs to mechanize the             business's management, 3) wait for the
diagnostic process, thereby reducing         right price, 4) form a proprietary view
costs, while also charging more for the      and 5) maintain patience and long-term
procedure itself. Third, the company is      focus.
working on a test for breast cancer,
which has previously been difficult to           See important fund and index
diagnose. Three to five years out it is         disclosures inside front cover.
possible that Cytyc may very well have

PERFORMANCE

YOUR FUND'S PERFORMANCE

Below you will find a presentation of your fund's performance record for the period ended 4/30/04, the close of the period covered by this report. As required by industry regulations, we also present performance as of 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.


CUMULATIVE TOTAL RETURNS*                    CUMULATIVE TOTAL RETURNS*                         When sales charges are included,
As of 4/30/04, including applicable          As of 3/31/04, including applicable           Class A share performance reflects the
sales charges                                sales charges                                 maximum 5.50% sales charge, and Class B
                                             CLASS A SHARES                                and Class C share performance reflects
CLASS A SHARES                               Inception (11/4/03) 4.44%                     the applicable contingent deferred sales
Inception (11/4/03)           2.84%                                                        charge (CDSC) for the period involved.
                                             CLASS B SHARES                                The CDSC on Class B shares declines from
CLASS B SHARES                               Inception (11/4/03) 5.20%                     5% beginning at the time of purchase to
Inception (11/4/03)           3.60%                                                        0% at the beginning of the seventh year.
                                             CLASS C SHARES                                The CDSC on Class C shares is 1% for the
CLASS C SHARES                               Inception (11/4/03) 9.20%                     first year after purchase. Class R
Inception (11/4/03)           7.60%                                                        shares do not have a front-end sales
                                             CLASS R SHARES                                charge; returns shown are at net asset
CLASS R SHARES                               Inception       10.43%                        value and do not reflect a 0.75% CDSC
Inception                     8.72%                                                        that may be imposed on a total
                                             *Returns have not been annualized.            redemption of retirement plan assets
Class R shares' inception date is                                                          within the first year. The performance
4/30/04. Returns since that date are             The performance data quoted               of the fund's share classes will differ
historical returns. All other returns        represent past performance and cannot         due to different sales charge structures
are blended returns of historical Class      guarantee comparable future results;          and class expenses.
R share performance and restated Class A     current performance may be lower or
share performance (for periods prior to      higher. Please visit AIMinvestments.com           Had the advisor not waived fees
the inception date of Class R shares) at     for the most recent month-end                 and/or reimbursed expenses, performance
net asset value, adjusted to reflect the     performance. Performance figures reflect      would have been lower.
higher Rule 12b-1 fees applicable to         reinvested distributions, changes in net
Class R shares. Class A shares'              asset value and the effect of the
inception date is 11/04/03.                  maximum sales charge unless otherwise
                                             stated. Investment return and principal
                                             value will fluctuate so that you may
                                             have a gain or loss when you sell
                                             shares.

                                                                                           [ARROW
                                                                                           BUTTON        For More Information Visit
                                                                                           IMAGE]             AIMinvestments.com

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/04

AIM TRIMARK ENDEAVOR FUND

INSTITUTIONAL CLASS SHARES                  TOTAL RETURN*                                   Please note that past performance is not
                                            For periods ended 4/30/04                       indicative of future results. More
The following information has been                                                          recent returns may be more or less than
prepared to provide Institutional Class     Inception                            8.80%      those shown. All returns assume
shareholders with a performance overview                                                    reinvestment of distributions at net
specific to their holdings.                 *Cumulative total return that has not been      asset value. Investment return and
Institutional Class shares are offered      annualized                                      principal value will fluctuate so your
exclusively to institutional investors,                                                     shares, when redeemed, may be worth more
including defined contribution plans        Institutional Class shares' inception           or less than their original cost. See
that meet certain criteria.                 date is 4/30/04. Returns since that date        full report for information on
                                            are historical returns. All other               comparative benchmarks. Please consult
                                            returns are blended returns of                  your fund prospectus for more
                                            historical Institutional Class share            information. For the most current
                                            performance and restated Class A share          month-end performance, please call
                                            performance (for periods prior to the           800-451-4246 or visit AIMinvestments.com
                                            inception date of Institutional Class
                                            shares) at net asset value and reflect
                                            the higher Rule 12b-1 fees applicable to
                                            Class A shares. Class A shares'
                                            inception date is 11/4/03. Institutional
                                            Class shares would have had different
                                            returns due to differences in the
                                            expense structure of the Institutional
                                            Class.

                                            TOTAL RETURN*
                                            For periods ended 3/31/04

                                            INCEPTION                            10.50%

                                            *Cumulative total return that has not been
                                            annualized

                                            Institutional Class shares' inception
                                            date is 4/30/04. Returns shown are the
                                            restated Class A share performance at
                                            net asset value and reflect the higher
                                            Rule 12b-1 fees applicable to Class A
                                            shares. Class A shares' inception date
                                            is 11/4/03. Institutional Class shares
                                            would have had different returns due to
                                            differences in the expense structure of
                                            the Institutional Class.

                                            Institutional Class shares have no sales
                                            charge; therefore, performance is at
                                            NAV.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

AIMinvestments.com    T-END-INS-2 6/04   A I M Distributors, Inc.         [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                   --Servicemark--

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                              MARKET
                                                 SHARES       VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-61.79%

APPAREL RETAIL-4.64%

Ross Stores, Inc.                                  13,000   $  396,500
======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.56%

Liz Claiborne, Inc.                                11,100      389,610
======================================================================

AUTO PARTS & EQUIPMENT-3.47%

Superior Industries International, Inc.             8,700      296,496
======================================================================

CASINOS & GAMING-3.67%

Harrah's Entertainment, Inc.                        5,900      313,762
======================================================================

COMMERCIAL PRINTING-1.55%

Donnelley (R.R.) & Sons Co.                         4,500      132,390
======================================================================

EMPLOYMENT SERVICES-3.90%

Manpower Inc.                                       7,100      332,990
======================================================================

HEALTH CARE EQUIPMENT-11.05%

Apogent Technologies Inc.(a)                        8,200      265,844
----------------------------------------------------------------------
Cytyc Corp.(a)                                     12,900      276,060
----------------------------------------------------------------------
DENTSPLY International Inc.                         8,300      402,218
======================================================================
                                                               944,122
======================================================================

INSURANCE BROKERS-4.18%

Arthur J. Gallagher & Co.                          11,100      357,753
======================================================================

LEISURE PRODUCTS-4.22%

Polaris Industries Inc.                             8,400      360,360
======================================================================

MANAGED HEALTH CARE-4.96%

WellPoint Health Networks Inc.(a)                   3,800      424,422
======================================================================

REGIONAL BANKS-9.63%

Charter One Financial, Inc.                        12,100      403,777
----------------------------------------------------------------------
North Fork Bancorp., Inc.                          11,300      419,456
======================================================================
                                                               823,233
======================================================================

STEEL-2.64%

Nucor Corp.                                         3,800      225,720
======================================================================

THRIFTS & MORTGAGE FINANCE-3.32%

Radian Group Inc.                                   6,100      283,711
======================================================================
    Total Domestic Common Stocks (Cost
      $5,209,391)                                            5,281,069
======================================================================

----------------------------------------------------------------------
                                                              MARKET
                                                 SHARES       VALUE

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-22.08%

AUSTRALIA-1.56%

Cochlear Ltd. (Health Care Equipment)               9,300   $  133,569
======================================================================

CANADA-1.39%

Molson Inc.-Class A (Brewers)                       5,200      118,820
======================================================================

FRANCE-2.66%

Lagardere S.C.A. (Publishing)(b)                    1,800      107,748
----------------------------------------------------------------------
Zodiac S.A. (Aerospace & Defense)(b)                4,000      119,482
======================================================================
                                                               227,230
======================================================================

GERMANY-3.56%

Hugo Boss A.G.-Pfd. (Apparel, Accessories &
  Luxury Goods)(b)                                  6,900      152,269
----------------------------------------------------------------------
Medion A.G. (Distributors)(b)                       3,600      152,426
======================================================================
                                                               304,695
======================================================================

IRELAND-3.30%

Kingspan Group PLC (Building Products)(b)          22,900      121,742
----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)              4,800      159,936
======================================================================
                                                               281,678
======================================================================

JAPAN-1.21%

Nintendo Co., Ltd. (Home Entertainment
  Software)                                         1,100      103,729
======================================================================

MEXICO-3.19%

Grupo Modelo, S.A. de C.V.-Series C (Brewers)      39,200       97,893
----------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                               4,000      174,360
======================================================================
                                                               272,253
======================================================================

NETHERLANDS-1.49%

Fugro N.V.-Dutch Ctfs. (Oil & Gas Equipment &
  Services)(b)                                      2,200      126,966
======================================================================

SWEDEN-3.72%

Hoganas A.B.-Class B (Steel)(b)                     3,800       91,925
----------------------------------------------------------------------
Munters A.B. (Industrial Machinery)(b)              4,400      105,429
----------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(b)                    12,000      120,376
======================================================================
                                                               317,730
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,872,384)                            1,886,670
======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-15.62%

FEDERAL HOME LOAN BANK (FHLMC)-15.62%

Unsec. Disc. Notes,
  0.90%, 05/03/04 (Cost $1,334,933)(c)         $1,335,000   $1,334,933
======================================================================
TOTAL INVESTMENTS-99.49% (Cost $8,416,708)                   8,502,672
======================================================================
OTHER ASSETS LESS LIABILITIES-0.51%                             43,841
======================================================================
NET ASSETS-100.00%                                          $8,546,513
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates
Disc.   - Discounted
Pfd.    - Preferred
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security fair valued in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $1,098,363 which represented 12.92% of the Fund's total investments. See
    Note 1A.
(c) Security traded on a discount basis. The interest rate shown represents the rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost $8,416,708)   $8,502,672
-----------------------------------------------------------
Cash                                                    616
-----------------------------------------------------------
Receivables for:
  Investments sold                                  130,342
-----------------------------------------------------------
  Fund shares sold                                  220,846
-----------------------------------------------------------
  Dividends                                          10,401
-----------------------------------------------------------
  Foreign currency contracts outstanding              8,388
-----------------------------------------------------------
  Amount due from advisor                            11,531
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                      451
-----------------------------------------------------------
Other assets                                         47,410
===========================================================
    Total assets                                  8,932,657
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             352,347
-----------------------------------------------------------
  Deferred compensation and retirement plans            451
-----------------------------------------------------------
Accrued distribution fees                             3,924
-----------------------------------------------------------
Accrued trustees' fees                                  917
-----------------------------------------------------------
Accrued transfer agent fees                             582
-----------------------------------------------------------
Accrued operating expenses                           27,923
===========================================================
    Total liabilities                               386,144
===========================================================
Net assets applicable to shares outstanding      $8,546,513
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $8,452,546
-----------------------------------------------------------
Undistributed net investment income (loss)           (9,660)
-----------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                   9,359
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and foreign
  currency contracts                                 94,268
===========================================================
                                                 $8,546,513
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $4,367,283
___________________________________________________________
===========================================================
Class B                                          $3,057,557
___________________________________________________________
===========================================================
Class C                                          $1,076,671
___________________________________________________________
===========================================================
Class R                                          $   10,000
___________________________________________________________
===========================================================
Institutional Class                              $   35,002
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             401,243
___________________________________________________________
===========================================================
Class B                                             281,543
___________________________________________________________
===========================================================
Class C                                              99,154
___________________________________________________________
===========================================================
Class R                                                 919
___________________________________________________________
===========================================================
Institutional Class                                   3,217
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.88
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.88 divided by
      94.50%)                                    $    11.51
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.86
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.86
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    10.88
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.88
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period November 4, 2003 (Date operations commenced) through April 30,
2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $817)            $ 21,436
----------------------------------------------------------------------
Interest                                                         2,514
======================================================================
  Total investment income                                       23,950
======================================================================

EXPENSES:

Advisory fees                                                   11,662
----------------------------------------------------------------------
Administrative services fees                                    24,863
----------------------------------------------------------------------
Custodian fees                                                   7,127
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,735
----------------------------------------------------------------------
  Class B                                                        4,673
----------------------------------------------------------------------
  Class C                                                        2,090
----------------------------------------------------------------------
Transfer agent fees-Class A, B, C and R                          1,287
----------------------------------------------------------------------
Trustees' fees                                                   5,939
----------------------------------------------------------------------
Registration and filing fees                                     9,733
----------------------------------------------------------------------
Reports to shareholders                                         10,500
----------------------------------------------------------------------
Professional fees                                               23,891
----------------------------------------------------------------------
Other                                                            2,329
======================================================================
    Total expenses                                             106,829
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (73,219)
======================================================================
    Net expenses                                                33,610
======================================================================
Net investment income (loss)                                    (9,660)
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         12,244
----------------------------------------------------------------------
  Foreign currencies                                            (2,885)
======================================================================
                                                                 9,359
======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         85,964
----------------------------------------------------------------------
  Foreign currencies                                               (84)
----------------------------------------------------------------------
  Foreign currency contracts                                     8,388
======================================================================
                                                                94,268
======================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   103,627
======================================================================
Net increase in net assets resulting from operations          $ 93,967
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 4, 2003 (Date operations commenced) through April 30,
2004
(Unaudited)

                                                                APRIL 30,
                                                                   2004
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $   (9,660)
--------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                       9,359
--------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                       94,268
==========================================================================
    Net increase in net assets resulting from operations            93,967
==========================================================================
Share transactions-net:
  Class A                                                        4,327,447
--------------------------------------------------------------------------
  Class B                                                        3,019,825
--------------------------------------------------------------------------
  Class C                                                        1,060,271
--------------------------------------------------------------------------
  Class R                                                           10,000
--------------------------------------------------------------------------
  Institutional Class                                               35,003
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                8,452,546
==========================================================================
    Net increase in net assets                                   8,546,513
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income (loss) of $(9,660))                                  $8,546,513
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Endeavor Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on November 4, 2003.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $1 billion. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.00%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 2.00% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the period ended April 30, 2004, AIM waived fees of $11,662 and reimbursed expenses of $61,504. Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the period ended April 30, 2004, AISI retained $321 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period ended April 30, 2004, the Class A, Class B, Class C and Class R shares paid $2,735, $4,673, $2,090 and $0, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period ended April 30, 2004, AIM Distributors advised the Fund that it retained $5,784 in front-end sales commissions from the sale of Class A shares and $0, $768, $0 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the period ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $45 and reductions in custodian fees of $8 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $53.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period ended April 30, 2004, the Fund paid legal fees of $198 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--FOREIGN CURRENCY CONTRACTS

                 OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------
                                      CONTRACT TO
     SETTLEMENT                   -------------------               UNREALIZED
        DATE           CURRENCY   DELIVER    RECEIVE     VALUE     APPRECIATION
-------------------------------------------------------------------------------
01/12/05                 EUR      $ 79,170   $100,000   $ 94,416      $5,584
-------------------------------------------------------------------------------
04/14/05                 EUR       416,910   500,000     497,196       2,804
===============================================================================
                                  $496,080   $600,000   $591,612      $8,388
_______________________________________________________________________________
===============================================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period ended April 30, 2004 was $7,549,079 and $479,549, respectively.

        UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $ 208,186
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (122,222)
==========================================================
Net unrealized appreciation of investment
  securities                                     $  85,964
__________________________________________________________
==========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                   COMMENCED)
                                                                     THROUGH
                                                                 APRIL 30, 2004
                                                              ---------------------
                                                              SHARES       AMOUNT
-----------------------------------------------------------------------------------
Sold:
  Class A                                                     409,118    $4,413,682
-----------------------------------------------------------------------------------
  Class B                                                     284,153     3,048,687
-----------------------------------------------------------------------------------
  Class C                                                     99,154      1,060,271
-----------------------------------------------------------------------------------
  Class R*                                                       919         10,000
-----------------------------------------------------------------------------------
  Institutional Class*                                         3,217         35,003
===================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        126          1,394
-----------------------------------------------------------------------------------
  Class B                                                       (126)        (1,394)
===================================================================================
Reacquired:
  Class A                                                     (8,001)       (87,629)
-----------------------------------------------------------------------------------
  Class B                                                     (2,484)       (27,468)
===================================================================================
                                                              786,076    $8,452,546
___________________________________________________________________________________
===================================================================================

* Class R shares and Institutional Class shares commenced sales on April 30,
  2004.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                    CLASS A
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                   2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.02)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.90
================================================================================
    Total from investment operations                                   0.88
================================================================================
Net asset value, end of period                                       $10.88
________________________________________________________________________________
================================================================================
Total return(b)                                                        8.80%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $4,367
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.01%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       7.03%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (0.36)%
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               16%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,597,929.
(d)  Not annualized for periods less than one year.


                                                                    CLASS B
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                   2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.05)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.91
================================================================================
    Total from investment operations                                   0.86
================================================================================
Net asset value, end of period                                       $10.86
________________________________________________________________________________
================================================================================
Total return(b)                                                        8.60%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $3,058
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.66%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       7.68%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.01)%
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               16%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $955,454.
(d)  Not annualized for periods less than one year.


                                                                    CLASS C
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                   2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.05)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.91
================================================================================
    Total from investment operations                                   0.86
================================================================================
Net asset value, end of period                                       $10.86
________________________________________________________________________________
================================================================================
Total return(b)                                                        8.60%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $1,077
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.66%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       7.68%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.01)%
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               16%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $427,333.
(d)  Not annualized for periods less than one year.


                                                                   CLASS R
                                                                -------------
                                                                APRIL 30,
                                                                  2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                APRIL 30,
                                                                  2004
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $10.88
-----------------------------------------------------------------------------
Net investment income                                                  --
=============================================================================
Net asset value, end of period                                     $10.88
_____________________________________________________________________________
=============================================================================
Total return                                                           --
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   10
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                                --
=============================================================================
Ratio of net investment income (loss) to average net assets            --
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(a)                                             16%
_____________________________________________________________________________
=============================================================================

(a)  Not annualized for periods less than one year.


                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                APRIL 30, 2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                    2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.88
-----------------------------------------------------------------------------------
Net investment income                                                     --
===================================================================================
Net asset value, end of period                                        $10.88
___________________________________________________________________________________
===================================================================================
Total return                                                              --
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   35
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                   --
===================================================================================
Ratio of net investment income (loss) to average net assets               --
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(a)                                                16%
___________________________________________________________________________________
===================================================================================

(a)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $11,292 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

                                                           TRIMARK ENDEAVOR FUND
OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll, Ph.D.

Mark H. Williamson

OFFICERS

Robert H. Graham
Chairman and President

Mark H. Williamson
Executive Vice President

Kevin M. Carome
Senior Vice President, Secretary and
 Chief Legal Officer

Stuart W. Coco
Vice President

Melville B. Cox
Vice President

Sidney M. Dilgren
Vice President and Treasurer

Karen Dunn Kelley
Vice President

Edgar M. Larsen
Vice President

OFFICE OF THE FUND
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

INVESTMENT ADVISOR
A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

SUB-ADVISOR
AIM Funds Management, Inc.
5140 Yonge Street
Suite 900
Toronto, Ontario M2N 6X7

TRANSFER AGENT
AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2801

COUNSEL TO THE FUND
Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street
Philadelphia, PA 19103-7599

COUNSEL TO THE TRUSTEES
Kramer, Levin, Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022-3852

DISTRIBUTOR
A I M Distributors, Inc.
11 Greenway Plaza
Suite 100

Houston, TX 77046-1173

DOMESTIC EQUITY                                 INTERNATIONAL/GLOBAL EQUITY                                FIXED INCOME

AIM Aggressive Growth Fund                 AIM Asia Pacific Growth Fund                         TAXABLE
AIM Balanced Fund*                         AIM Developing Markets Fund
AIM Basic Balanced Fund*                   AIM European Growth Fund                             AIM Floating Rate Fund
AIM Basic Value Fund                       AIM European Small Company Fund                      AIM High Yield Fund
AIM Blue Chip Fund                         AIM Global Aggressive Growth Fund                    AIM Income Fund
AIM Capital Development Fund               AIM Global Equity Fund(4)                            AIM Intermediate Government Fund
AIM Charter Fund                           AIM Global Growth Fund                               AIM Limited Maturity Treasury Fund
AIM Constellation Fund                     AIM Global Value Fund                                AIM Money Market Fund
AIM Dent Demographic Trends Fund           AIM International Emerging Growth Fund               AIM Short Term Bond Fund
AIM Diversified Dividend Fund              AIM International Growth Fund                        AIM Total Return Bond Fund
AIM Emerging Growth Fund                   AIM Trimark Fund                                     INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund             INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                       TAX-FREE
AIM Libra Fund                                        SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                                    AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)            AIM Global Health Care Fund                          AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                    AIM Real Estate Fund                                 AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                   INVESCO Advantage Health Sciences Fund               AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                  INVESCO Energy Fund
AIM Opportunities III Fund                 INVESCO Financial Services Fund                            AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                    INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                     INVESCO Health Sciences Fund                         AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)               INVESCO Leisure Fund                                 AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)               INVESCO Multi-Sector Fund                            AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                  INVESCO Technology Fund
AIM Trimark Small Companies Fund           INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                   CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Dynamics Fund                      FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Mid-Cap Growth Fund                PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO Small Company Growth Fund          THOROUGHLY BEFORE INVESTING.
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

     If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.

                               AIMinvestments.com                    T-END-SAR-1

                                          YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management                    --Servicemark--
                               Plans    Accounts
--------------------------------------------------------------------------------------------

                                                                AIM TRIMARK FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]





YOUR GOALS. OUR SOLUTIONS.               [AIM INVESTMENTS LOGO APPEARS HERE]
-- Registered Trademark --                        -- Servicemark --

===================================================
AIM TRIMARK FUND SEEKS LONG-TERM GROWTH OF CAPITAL.
===================================================

o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.
ABOUT SHARE CLASSES o Class B shares are    ABOUT INDEXES USED IN THIS REPORT              OTHER INFORMATION
not available as an investment for          o The unmanaged MSCI World Index tracks        o The returns shown in the Management's
retirement plans maintained pursuant to     the performance of approximately 50            Discussion of Fund Performance are based
Section 401 of the Internal Revenue Code,   countries covered by Morgan Stanley            on net asset values calculated for
including 401(k) plans, money purchase      Capital International that are considered      shareholder transactions. Generally
pension plans and profit sharing plans.     developed markets.                             accepted accounting principles require
Plans that have existing accounts                                                          adjustments to be made to the net assets
invested in Class B shares will continue    o The unmanaged Lipper Global Fund Index       of the fund at period end for financial
to be allowed to make additional            represents an average of the performance       reporting purposes, and as such, the net
purchases.                                  of global funds tracked by Lipper, Inc.,       asset value for shareholder transactions
                                            an independent mutual fund performance         and the returns based on those net asset
o Class R shares are available only to      monitor.                                       values may differ from the net asset
certain retirement plans. Please see the                                                   values and returns reported in the
prospectus for more information.            o The unmanaged Standard & Poor's              Financial Highlights.
                                            Composite Index of 500 Stocks (the S&P
PRINCIPAL RISKS OF INVESTING IN THE FUND    500--Registered Trademark--Index) is an        o Industry classifications used in this
o International investing presents          index of common stocks frequently used as      report are generally according to the
certain risks not associated with           a general measure of U.S. stock market         Global Industry Classification Standard,
investing solely in the United States.      performance.                                   which was developed by and is the
These include risks relating to                                                            exclusive property and a service mark of
fluctuations in the value of the U.S.       o The unmanaged MSCI Europe, Australasia       Morgan Stanley Capital International Inc.
dollar relative to the values of other      and the Far East Index (the                    and Standard & Poor's.
currencies, the custody arrangements made   EAFE--Registered Trademark--) is a group
for the fund's foreign holdings,            of foreign securities tracked by Morgan        o Bloomberg, Inc. is a well-known
differences in accounting, political        Stanley Capital International.                 independent financial research and
risks and the lesser degree of public                                                      reporting firm.
information required to be provided by      o The fund is not managed to track the
non-U.S. companies.                         performance of any particular index,           A description of the policies and
                                            including the indexes defined here, and        procedures that the fund uses to
o By concentrating on a small number of     consequently, the performance of the fund      determine how to vote proxies relating to
holdings, the fund carries greater risk     may deviate significantly from the             portfolio securities is available without
because each investment has a greater       performance of the indexes.                    charge, upon request, by calling
effect on the fund's overall performance.                                                  800-959-4246, or on the AIM Web site,
market index does not.                      o An investment cannot be made in an           AIMinvestments.com.
                                            index. Unless otherwise indicated, index
o The fund may participate in the initial   results include reinvested dividends, and
public offering (IPO) market in some        they do not reflect sales charges.
market cycles. Because of the fund's        Performance of an index of funds reflects
small asset base, any investment the fund   fund expenses. Performance of a market
may make in IPOs may significantly affect   index does not.
the fund's total return. As the fund's
assets grow, the impact of IPO
investments will decline, which may
reduce the effect of IPO investments on
the fund's total return.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN                    VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES
                    THE AIM FAMILY OF FUNDS--Registered           For the latest information about ongoing regulatory matters,
                    Trademark--:                                  including proposed rules and regulations regarding the
                                                                  mutual fund industry, please visit our Web site,
[PHOTO OF           For most of the six-month period covered      AIMinvestments.com. We continue to post updates as
ROBERT H.           by this report, major stock market            information becomes available. We also encourage you to
GRAHAM]             indexes delivered positive performance        visit our Web site for general investing information,
                    as economies strengthened both here and       performance updates on our funds, and market and economic
ROBERT H. GRAHAM    abroad. In the United States, gross           commentary from our financial experts.
                    domestic product steadily improved,
                    while overseas, economic recovery took             For information on how your fund performed and was
                    hold, especially in Asia. In March and        managed during the six months covered by this report, please
                    April, however, markets lagged as             read your fund managers' discussion on the following pages.
                    concerns arose about geopolitical events      We hope you find it informative.
                    and the possibility that the U.S.
                    Federal Reserve may raise interest                 As always, AIM is committed to building solutions for
                    rates.                                        your investment goals, and we thank you for your continued
                                                                  participation in AIM Investments. If you have any questions,
     Additionally, what's known as a sector rotation took         please contact our Client Service representatives at
place. During much of 2003, the information technology            800-959-4246.
sector was the favorite of U.S. and foreign investors. The
sector's performance turned negative early in 2004, however,      Sincerely,
as investors switched to more defensive sectors they tend to
favor when conditions seem uncertain. For the last month of       /s/ Robert H. Graham
the reporting period, only three sectors of the 10 in the         Robert H. Graham
S&P 500 Index produced positive returns, including health         Chairman and President
care and consumer staples. The third positive sector was          May 26, 2004
energy, riding the wave of rising oil and gas prices. Stocks in the MSCI World Index displayed a similar performance
pattern, reflecting the global nature of the rotation.

THE CASE FOR MUTUAL FUND INVESTING
A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

     The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations.
Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE



THE TRIMARK DISCIPLINE: 'BUSINESS PEOPLE
BUYING BUSINESSES'

AIM Trimark Fund Class A shares returned     the S&P 500 Index--considered                 declines. Economic activity remained
5.10% at net asset value for the             representative of U.S. stocks--by more        robust in the United Kingdom, supported
reporting period from November 4, 2003       than six percentage points. Late in the       by renewed strength in the housing market
(the fund's inception) to April 30, 2004.    reporting period, however, both domestic      and resilient consumer spending.
This performance lagged the fund's           and foreign markets declined in the wake
benchmarks, the MSCI World Index and the     of the March 11 terrorist attacks in             Monetary policy remained accommodative
Lipper Global Fund Index, which returned     Madrid, the Chinese government's efforts      in many countries including those in the
7.92% and 8.44%, respectively. (Had the      to slow its economy, rising oil prices        euro zone, where rates were unchanged at
effects of the front-end sales charge        and the possibility of future interest        2.00%, and the United States, where the
been included, the return would have been    rate hikes.                                   federal funds target rate remained at
lower.) Results for other share classes                                                    1.00%. The Bank of Canada reduced rates
are shown in the table below. The fund's        In the United States, GDP, the             three times, leaving its benchmark rate
significant investment in U.S. stocks        broadest measure of economic activity,        at 2.00%. In a speech delivered on April
during a period of a declining U.S.          expanded at an annualized rate of 4.1% in     20, David Dodge, Governor of the Bank of
dollar detracted from its performance        the fourth quarter of 2003 and 4.4% in        Canada, said the Canadian economy
compared with the fund's benchmarks.         the first quarter of 2004. Corporate          continues to adjust to developments in
                                             earnings also improved. According to          the global economy such as stronger world
MARKET CONDITIONS                            Bloomberg, 410 companies in the S&P 500       demand, higher commodity prices and the
                                             Index reported earnings for the first         realignment of world currencies,
The International Monetary Fund (IMF)        quarter of 2004 as of April 30, 2004. A       including the Canadian dollar.
reported that annualized global gross        total of 75.6% of those companies
domestic product (GDP) for the second        reported earnings that exceeded analysts'        A monetary tightening cycle, however,
half of 2003 averaged around 6%--its         expectations.                                 began in a few countries, notably in the
highest rate since late 1999--with early                                                   United Kingdom and Australia, where
2004 global growth data also promising.         In Asia, the Japanese economy showed       central banks raised interest rates
Amid this environment, stock markets         signs of recovery as export growth            during the reporting period.
worldwide rallied during much of the         increased dramatically and deflationary
reporting period with international          pressures eased. In the euro zone,               Although the U.S. dollar showed
equity markets, represented by the MSCI      economic conditions also improved, albeit     pockets of strength late in the reporting
EAFE Index, outperforming                    at a slower pace than in many other           period, for the most part, foreign
                                             regions. Euro zone manufacturing              currencies appreciated against the
                                             production began to increase late in 2003     dollar. Meanwhile, some Asian central
                                             and retail sales rose in January              banks, including the Bank of Japan,
                                             following late 2003                           intervened in foreign exchange markets to


====================================================================================================================================
TOP 10 EQUITY HOLDINGS                             TOP 10 INDUSTRIES*                            FUND VS. INDEXES
 1. Progressive Corp. (The)               3.9%      1. Publishing & Printing           9.8%      TOTAL RETURNS, 11/4/03-4/30/04,
 2. Reed Elsevier PLC (United Kingdom)    3.7       2. Construction Materials          4.8       EXCLUDING APPLICABLE SALES CHARGES
 3. Becton, Dickinson & Co.               3.7       3. Property & Casualty Insurance   3.9       IF SALES CHARGES WERE INCLUDED,
 4. American Express Co.                  3.6       4. Health Care Equipment           3.7       RETURNS WOULD BE LOWER.
 5. WPP Group PLC (United Kingdom)        3.4       5. Consumer Finance                3.6       Class A Shares                5.10%
 6. Canon Inc. (Japan)                    3.2       6. Advertising                     3.4       Class B Shares                4.80
 7. RadioShack Corp.                      3.1       7. Office Electronics              3.2       Class C Shares                4.80
 8. Harrah's Entertainment, Inc.          2.9       8. Computer & Electronics Retail   3.1       MSCI World Index
 9. Cemex S.A. de C.V.-ADR (Mexico)       2.8       9. Specialty Chemicals             2.9       (Style-Specific & Broad
10. IMS Health Inc.                       2.7      10. Casinos & Gaming                2.9         Market Index)               7.92
                                                                                                 Lipper Global Fund Index
                                                                                                 (Peer Group Index)            8.44
                                                                                                 S&P 500 Index                 6.01
                                                                                                 Source: Lipper, Inc., Bloomberg

                                                                                                 TOTAL NUMBER OF HOLDINGS*       39
                                                                                                 TOTAL NET ASSETS     $11.4 MILLION

* EXCLUDES U.S. GOVERNMENT AGENCY SECURITIES.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

limit the appreciation of their              we have been in investing in individual        belief that current market prices do not
currencies versus the dollar.                businesses. However, if one were to            fully represent the company's dominant
                                             broadly categorize businesses with which       market position and long-term growth
YOUR FUND                                    we have had success in recent months,          prospects.
                                             many came from the health-care sector.
AIM Trimark Fund launched on November 4,     Select detractors from performance came        IN CLOSING
2003. In our first direct communication      from financials.
to you, we would like to comment briefly                                                    We focused on growing your capital over
on our approach to investing. We                Specifically in health care, one of         the long-term by consistently applying
describe the Trimark discipline as           the fund's top-performing companies was        our investment discipline regardless of
"business people buying businesses." By      Amersham PLC, one of the world's top           the market environment. Currently, there
viewing each investment as a long-term       producers of contrast-imaging agents           are 39 holdings in your fund, and each
business investment as opposed to a          used to enhance the image quality of           one has been purchased by adhering to
short-term stock trade, we attempt to        X-rays. We initially developed our view        the five core principles of the Trimark
ignore much of the short-term news that      of Amersham as many other investors            discipline: 1) know the business inside
has little impact on an investment's         focused on troubles at one of the              and out, 2) focus on the business's
long-term return potential. Instead, we      company's relatively marginal business         management, 3) wait for the right price,
focus on conducting our own in-depth,        units. As the market drove down                4) form a proprietary view and 5)
independent research to identify high        Amersham's stock price, we solidified          maintain patience and long-term focus.
quality global businesses that have          our proprietary view that the firm was
understandable business models, strong       undervalued relative to the intrinsic                See important fund and index
managements and leading industry             value implied by its dominant position              disclosures inside front cover.
positions that are very difficult for        in contrast-imaging, as well as the
competitors to encroach upon. We then        opportunity for its developing protein                             TYE BOUSADA
leverage our research to develop a           separation business to grow and capture                            Mr. Bousada,
proprietary view as to why these             market share. During the period, General            [BOUSADA       Chartered Financial
businesses will grow their value to the      Electric appeared to also recognize                  PHOTO]        Analyst, is lead
surprise of other investors over a           value in Amersham and purchased the                                portfolio manager of
period of several years. Consistent with     entire business at a significant premium                           AIM Trimark Fund.
our long-term approach, we encourage         to market prices. Therefore, we no             Prior to joining AIM Trimark Investments
shareholders to measure us over extended     longer hold Amersham.                          in 1999, Mr. Bousada worked as an
time horizons.                                                                              investment analyst and portfolio
                                                Within financials, investment service       manager. He earned an Honors B.A. in
As mentioned earlier, a significant          firm State Street Corp. was among the          business administration from The
portion of AIM Trimark Fund's                detractors from fund performance. While        University of Western Ontario.
underperformance relative to benchmarks      short-term performance was
was tied to its investment in U.S.           disappointing, we reaffirmed our view of                           DANA LOVE
companies during a period of a declining     the company as a stellar business,                                 Mr. Love, Chartered
U.S. dollar. While somewhat interesting,     undervalued for its ability to                        [LOVE        Financial Analyst,
we believe such short-term performance       capitalize on compelling long-term                    PHOTO]       joined AIM Trimark
periods should be of little importance       market opportunities. In providing                                 Investments in 1999.
to shareholders who share our long-term      almost all operational services related                            He began his
investment horizon. The fund makes           to money management, State Street has          investment career in 1993. Mr. Love is
long-term investments in businesses and      built a business of impressive scale           a Certified Financial Planner and
does not attempt to trade stocks for         that allows money managers to affordably       received a M.S. in finance from the
short-term gains.                            outsource almost all their back office         LondonBusiness School in 1998 and a B.A.
                                             operations. The company boasts the             in sociology from the University of
You will note that your fund shares          largest such business in the world. It         Waterloo in 1992.
little in common with market benchmarks      is consistently taking market share
or benchmark sector weights. Because we      while benefiting from international            [RIGHT ARROW GRAPHIC]
focus on businesses rather than sectors,     expansion and long-term growth in the          FOR A PRESENTATION OF YOUR FUND'S
we resist the natural inclination to use     capital markets through its diversified        PERFORMANCE RECORD, INCLUDING SALES
relative sector weights to examine fund      asset mix of equity and fixed-income           CHARGES, PLEASE TURN THE PAGE.
performance and instead prefer to            clients. Our proprietary view is
comment on how successful                    therefore based on the

PERFORMANCE

YOUR FUND'S PERFORMANCE

Below you will find a presentation of your fund's performance as of 4/30/04, the close of the period covered by this report. As required by industry regulations, we also present performance as of 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

CUMULATIVE TOTAL RETURNS*                    CUMULATIVE TOTAL RETURNS*                      fluctuate so that you may have a gain or
As of 4/30/04, including applicable          As of 3/31/04, including applicable            loss when you sell shares.
sales charges                                sales charges
                                                                                               When sales charges are included,
CLASS A SHARES                               CLASS A SHARES                                 Class A share performance reflects the
Inception (11/4/03)              -0.66%      Inception (11/4/03)          0.00%             maximum 5.50% sales charge, and Class B
                                                                                            and Class C share performance reflects
CLASS B SHARES                               CLASS B SHARES                                 the applicable contingent deferred sales
Inception (11/4/03)              -0.20%      Inception (11/4/03)          0.60%             charge (CDSC) for the period involved.
                                                                                            The CDSC on Class B shares declines from
CLASS C SHARES                               CLASS C SHARES                                 5% beginning at the time of purchase to
Inception (11/4/03)               3.80%      Inception (11/4/03)          4.60%             0% at the beginning of the seventh year.
                                                                                            The CDSC on Class C shares is 1% for the
CLASS R SHARES                               CLASS R SHARES                                 first year after purchase. Class R
Inception                         5.02%      Inception                    5.74%             shares do not have a front-end sales
                                                                                            charge; returns shown are at net asset
                                             * Returns have not been annualized.            value and do not reflect a 0.75% CDSC
Class R shares' inception date is                                                           that may be imposed on a total
4/30/04. Returns since that date are         Class R shares' inception date is              redemption of retirement plan assets
historical returns. All other returns        4/30/04. Returns shown are the restated        within the first year. The performance
are blended returns of historical Class      Class A share performance at net asset         of the fund's share classes will differ
R share performance and restated Class A     value, adjusted to reflect the higher          due to different sales charge structures
share performance (for periods prior to      Rule 12b-1 fees applicable to Class R          and class expenses.
the inception date of Class R shares) at     shares. Class A shares' inception date
net asset value, adjusted to reflect the     is 11/04/03.                                      A redemption fee of 2% will be
higher Rule 12b-1 fees applicable to                                                        imposed on certain redemptions or
Class R shares. Class A shares'                 The performance data quoted represent       exchanges out of the fund within 30 days
inception date is 11/04/03.                  past performance and cannot guarantee          of purchase. Exceptions to the
                                             comparable future results; current             redemption fee are listed in the fund's
                                             performance may be lower or higher.            prospectus.
                                             Please visit AIMinvestments.com for the
                                             most recent month-end performance.                Had the advisor not waived fees
                                             Performance figures reflect reinvested         and/or reimbursed expenses, performance
                                             distributions, changes in net asset            would have been lower.
                                             value and the effect of the maximum
                                             sales charge unless otherwise stated.
                                             Investment return and principal value
                                             will

                                                                                           [ARROW
                                                                                           BUTTON         For More Information Visit
                                                                                           IMAGE]             AIMinvestments.com

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/04

AIM TRIMARK FUND

INSTITUTIONAL CLASS SHARES                   TOTAL RETURN*                                  Please note that past performance is not
                                             For periods ended 4/30/04                      indicative of future results. More
The following information has been                                                          recent returns may be more or less than
prepared to provide Institutional Class      Inception                          5.10%       those shown. All returns assume
shareholders with a performance overview                                                    reinvestment of distributions at net
specific to their holdings.                  *  Cumulative total return that has not        asset value. Investment return and
Institutional Class shares are offered          been annualized                             principal value will fluctuate so your
exclusively to institutional investors,                                                     shares, when redeemed, may be worth more
including defined contribution plans         Institutional Class shares' inception          or less than their original cost. See
that meet certain criteria.                  date is 4/30/04. Returns since that date       full report for information on
                                             are historical returns. All other              comparative benchmarks. Please consult
                                             returns are blended returns of                 your fund prospectus for more
                                             historical Institutional Class share           information. For the most current
                                             performance and restated Class A share         month-end performance, please call
                                             performance (for periods prior to the          800-451-4246 or visit
                                             inception date of Institutional Class          AIMinvestments.com.
                                             shares) at net asset value and reflect
                                             the higher Rule 12b-1 fees applicable to
                                             Class A shares. Class A shares'
                                             inception date is 11/4/03. Institutional
                                             Class shares would have had different
                                             returns due to differences in the
                                             expense structure of the Institutional
                                             Class.

                                             TOTAL RETURN*
                                             For periods ended 3/31/04

                                             Inception                          5.80%

                                             *  Cumulative total return that has not
                                                been annualized

                                             Institutional Class shares' inception
                                             date is 4/30/04. Returns shown are the
                                             restated Class A share performance at
                                             net asset value and reflect the higher
                                             Rule 12b-1 fees applicable to Class A
                                             shares. Class A shares' inception date
                                             is 11/4/03. Institutional Class shares
                                             would have had different returns due to
                                             differences in the expense structure of
                                             the Institutional Class.

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at
                                             NAV.


FOR INSTITUTIONAL INVESTOR USE ONLY

This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.

                           YOUR GOALS. OUR SOLUTIONS.
                           -- Registered Trademark --

AIMinvestments.com        T-TRI-INS-2 6/04     A I M Distributors, Inc.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                            -- Service Mark --

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-55.26%

ASSET MANAGEMENT & CUSTODY BANKS-2.52%

State Street Corp.                                 5,900   $   287,920
======================================================================

CASINOS & GAMING-2.89%

Harrah's Entertainment, Inc.                       6,200       329,716
======================================================================

COMPUTER & ELECTRONICS RETAIL-3.12%

RadioShack Corp.                                  11,600       356,816
======================================================================

CONSTRUCTION MATERIALS-2.02%

Vulcan Materials Co.                               5,000       231,200
======================================================================

CONSUMER FINANCE-3.60%

American Express Co.                               8,400       411,180
======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.74%

Sabre Holdings Corp.                               8,400       198,156
======================================================================

DIVERSIFIED CHEMICALS-1.91%

Engelhard Corp.                                    7,500       217,800
======================================================================

ELECTRONIC MANUFACTURING SERVICES-2.12%

Molex Inc.-Class A                                 9,400       242,144
======================================================================

EMPLOYMENT SERVICES-1.64%

Manpower Inc.                                      4,000       187,600
======================================================================

HEALTH CARE EQUIPMENT-3.67%

Becton, Dickinson & Co.                            8,300       419,565
======================================================================

HEALTH CARE SERVICES-2.74%

IMS Health Inc.                                   12,400       313,100
======================================================================

HYPERMARKETS & SUPER CENTERS-1.67%

Costco Wholesale Corp.(a)                          5,100       190,995
======================================================================

INSURANCE BROKERS-2.25%

Marsh & McLennan Cos., Inc.                        5,700       257,070
======================================================================

INTERNET RETAIL-1.67%

IAC/InterActiveCorp.(a)                            6,000       191,220
======================================================================

MOVIES & ENTERTAINMENT-2.14%

Walt Disney Co. (The)                             10,600       244,118
======================================================================

PROPERTY & CASUALTY INSURANCE-3.91%

Progressive Corp. (The)                            5,100       446,352
======================================================================

PUBLISHING-4.54%

Knight-Ridder, Inc.                                3,600       278,784
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

PUBLISHING-(CONTINUED)

Meredith Corp.                                     4,700   $   239,418
======================================================================
                                                               518,202
======================================================================

REAL ESTATE-2.24%

Equity Residential                                 9,300       255,378
======================================================================

SPECIALIZED FINANCE-2.43%

Moody's Corp.                                      4,300       277,393
======================================================================

SPECIALTY CHEMICALS-2.33%

Sigma-Aldrich Corp.                                4,700       266,208
======================================================================

SYSTEMS SOFTWARE-2.00%

Oracle Corp.(a)                                   20,400       228,888
======================================================================

TRADING COMPANIES & DISTRIBUTORS-2.11%

W.W. Grainger, Inc.                                4,600       241,040
======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $6,350,359)                     6,312,061
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-29.22%

DENMARK-0.61%

Novozymes A.S.-Class B (Specialty
  Chemicals)(b)                                    1,700        69,491
======================================================================

FRANCE-1.44%

Societe BIC S.A. (Office Services &
  Supplies)(b)                                     3,800       164,501
======================================================================

IRELAND-2.92%

Kerry Group PLC-Class A (Packaged Foods &
  Meats)(b)                                       12,000       229,867
----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)             3,100       103,292
======================================================================
                                                               333,159
======================================================================

ITALY-1.78%

Luxottica Group S.p.A.-ADR (Apparel,
  Accessories & Luxury Goods)                     12,400       203,360
======================================================================

JAPAN-5.50%

Canon Inc. (Office Electronics)                    7,000       366,787
----------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (Electronic
  Equipment Manufacturers)                         4,000       262,081
======================================================================
                                                               628,868
======================================================================

MEXICO-3.70%

Cemex S.A. de C.V.-ADR (Construction
  Materials)                                      10,900       321,005
----------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Brewers)      40,700       101,638
======================================================================
                                                               422,643
======================================================================

SINGAPORE-1.51%

Singapore Press Holdings Ltd. (Publishing)        14,000       172,738
======================================================================


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

UNITED KINGDOM-11.76%

Compass Group PLC (Restaurants)(b)                21,900   $   137,561
----------------------------------------------------------------------
Reed Elsevier PLC (Publishing)(b)                 45,800       425,304
----------------------------------------------------------------------
Smiths Group PLC (Industrial
  Conglomerates)(b)                               18,200       225,217
----------------------------------------------------------------------
Tesco PLC (Food Retail)(b)                        39,200       172,647
----------------------------------------------------------------------
WPP Group PLC (Advertising)(b)                    38,900       382,826
======================================================================
                                                             1,343,555
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $3,288,062)                            3,338,315
======================================================================


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-15.03%

FEDERAL HOME LOAN BANK-15.03%

Unsec. Disc. Notes, 0.90%, 05/03/04 (Cost
  $1,716,914)(c)                               $1,717,000   $ 1,716,914
=======================================================================
TOTAL INVESTMENTS-99.51% (Cost $11,355,335)                  11,367,290
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.49%                              55,609
=======================================================================
NET ASSETS-100.00%                                           11,422,899
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $1,807,414 which represented 15.90% of the Fund's total investments. See Note 1A.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $11,355,335)                                  $11,367,290
-----------------------------------------------------------
Foreign currencies, at value (cost $0)                   18
-----------------------------------------------------------
Receivables for:
  Investments sold                                   94,930
-----------------------------------------------------------
  Fund shares sold                                  247,036
-----------------------------------------------------------
  Dividends                                          18,627
-----------------------------------------------------------
  Amount due from advisor                             4,234
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                      452
-----------------------------------------------------------
Other assets                                         45,709
===========================================================
    Total assets                                 11,778,296
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             305,256
-----------------------------------------------------------
  Deferred compensation and retirement plans            452
-----------------------------------------------------------
Accrued distribution fees                             5,249
-----------------------------------------------------------
Accrued trustees' fees                                  706
-----------------------------------------------------------
Accrued transfer agent fees                           2,191
-----------------------------------------------------------
Accrued operating expenses                           41,543
===========================================================
    Total liabilities                               355,397
===========================================================
Net assets applicable to shares outstanding     $11,422,899
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $11,414,408
-----------------------------------------------------------
Undistributed net investment income (loss)          (22,763)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign currencies       19,174
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                  12,080
===========================================================
                                                $11,422,899
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 6,566,311
___________________________________________________________
===========================================================
Class B                                         $ 2,616,389
___________________________________________________________
===========================================================
Class C                                         $ 2,220,199
___________________________________________________________
===========================================================
Class R                                         $    10,000
___________________________________________________________
===========================================================
Institutional Class                             $    10,000
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             624,736
___________________________________________________________
===========================================================
Class B                                             249,766
___________________________________________________________
===========================================================
Class C                                             211,948
___________________________________________________________
===========================================================
Class R                                               951.5
___________________________________________________________
===========================================================
Institutional Class                                   951.5
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.51
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.51 divided by
      94.50%)                                   $     11.12
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.48
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.48
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.51
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.51
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period November 4, 2003 (date operations commenced) through April 30,
2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,279)          $ 36,718
----------------------------------------------------------------------
Interest                                                         4,021
======================================================================
    Total investment income                                     40,739
======================================================================

EXPENSES:

Advisory fees                                                   21,643
----------------------------------------------------------------------
Administrative services fees                                    24,863
----------------------------------------------------------------------
Custodian fees                                                  30,477
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        5,567
----------------------------------------------------------------------
  Class B                                                        5,135
----------------------------------------------------------------------
  Class C                                                        4,422
----------------------------------------------------------------------
Transfer agent fees Class -- A, B, C and R                       3,965
----------------------------------------------------------------------
Trustees' fees                                                   5,733
----------------------------------------------------------------------
Registration and filing fees                                     9,558
----------------------------------------------------------------------
Reports to shareholders                                         14,419
----------------------------------------------------------------------
Professional fees                                               24,913
----------------------------------------------------------------------
Other                                                            2,652
======================================================================
    Total expenses                                             153,347
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (89,845)
======================================================================
    Net expenses                                                63,502
======================================================================
Net investment income (loss)                                   (22,763)
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         20,329
----------------------------------------------------------------------
  Foreign currencies                                            (1,155)
======================================================================
                                                                19,174
======================================================================
Change in net unrealized appreciation of:
  Investment securities                                         11,955
----------------------------------------------------------------------
  Foreign currencies                                               125
======================================================================
                                                                12,080
======================================================================
Net gain from investment securities and foreign currencies      31,254
======================================================================
Net increase in net assets resulting from operations          $  8,491
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 4, 2003 (date operations commenced) through April 30,
2004
(Unaudited)

                                                                 APRIL 30,
                                                                   2004
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $   (22,763)
---------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                       19,174
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                                12,080
===========================================================================
    Net increase in net assets resulting from operations              8,491
===========================================================================
Share transactions-net:
  Class A                                                         6,557,762
---------------------------------------------------------------------------
  Class B                                                         2,616,958
---------------------------------------------------------------------------
  Class C                                                         2,219,688
---------------------------------------------------------------------------
  Class R                                                            10,000
---------------------------------------------------------------------------
  Institutional Class                                                10,000
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                11,414,408
===========================================================================
    Net increase in net assets                                   11,422,899
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income (loss) of $(22,763))                                 $11,422,899
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on November 4, 2003.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds..

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis.

     Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.25%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 2.25% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the period ended April 30, 2004, AIM waived fees of $21,643 and reimbursed expenses of $68,172. Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the period ended April 30, 2004, AISI retained $919 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period ended April 30, 2004, the Class A, Class B, Class C and Class R shares paid $5,567, $5,135, $4,422, and $0, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period ended April 30, 2004, AIM Distributors advised the Fund that it retained $14,487 in front-end sales commissions from the sale of Class A shares and $0, $100, $100 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Funds Management, AISI, and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the period ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $18 and reductions in custodian fees of $12 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $30.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    For the period ended April 30, 2004, the Fund paid legal fees of $198 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    For the period ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund for the period ended April 30, 2004 was $10,604,174 and $986,082, respectively.

        UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $ 244,721
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (232,766)
==========================================================
Net unrealized appreciation of investment
  securities                                     $  11,955
__________________________________________________________
==========================================================
Investments have the same costs for tax and financial
statement purposes.


NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                  NOVEMBER 4, 2003
                                                                  (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                   APRIL 30, 2004
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                       645,194    $ 6,770,810
--------------------------------------------------------------------------------------
  Class B                                                       254,350      2,665,469
--------------------------------------------------------------------------------------
  Class C                                                       213,776      2,238,908
--------------------------------------------------------------------------------------
  Class R*                                                        951.5         10,000
--------------------------------------------------------------------------------------
  Institutional Class*                                            951.5         10,000
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         2,194         23,415
--------------------------------------------------------------------------------------
  Class B                                                        (2,199)       (23,415)
======================================================================================
Reacquired**:
  Class A                                                       (22,652)      (236,463)
--------------------------------------------------------------------------------------
  Class B                                                        (2,385)       (25,096)
--------------------------------------------------------------------------------------
  Class C                                                        (1,828)       (19,220)
======================================================================================
                                                              1,088,353    $11,414,408
______________________________________________________________________________________
======================================================================================

 * Class R and Institutional Class shares commenced sales on April 30, 2004. ** Amount is net of redemption fees of $134, $53 and $45 for Class A, Class B and Class C shares for 2004, respectively.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                    CLASS A
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    APRIL 30,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.03)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.54
================================================================================
    Total from investment operations                                   0.51
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.51
________________________________________________________________________________
================================================================================
Total return(b)                                                        5.10%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $6,566
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.25%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       5.78%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (0.65)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               22%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,252,018.
(d)  Not annualized for periods of less than one year.


                                                                    CLASS B
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    APRIL 30,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.07)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.55
================================================================================
    Total from investment operations                                   0.48
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.48
________________________________________________________________________________
================================================================================
Total return(b)                                                        4.80%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $2,616
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.90%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       6.43%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.30)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               22%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,050,035.
(d)  Not annualized for periods of less than one year.


                                                                    CLASS C
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    APRIL 30,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.07)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.55
================================================================================
    Total from investment operations                                   0.48
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.48
________________________________________________________________________________
================================================================================
Total return(b)                                                        4.80%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $2,220
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.90%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       6.43%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.30)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               22%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $904,143.
(d)  Not annualized for periods of less than one year.


                                                                   CLASS R
                                                                -------------
                                                                  APRIL 30,
                                                                    2004
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                  APRIL 30,
                                                                    2004
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $10.51
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         --
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               --
=============================================================================
    Total from investment operations                                   --
=============================================================================
Net asset value, end of period                                     $10.51
_____________________________________________________________________________
=============================================================================
Total return                                                           --
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   10
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          --
-----------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       --
=============================================================================
Ratio of net investment income to average net assets                   --
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(a)                                             22%
_____________________________________________________________________________
=============================================================================

(a)  Not annualized for periods less than one year.


                                                                INSTITUTIONAL
                                                                    CLASS
                                                                -------------
                                                                  APRIL 30,
                                                                    2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                  APRIL 30,
                                                                    2004
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $10.51
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                --
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               --
=============================================================================
    Total from investment operations                                   --
=============================================================================
Net asset value, end of period                                     $10.51
_____________________________________________________________________________
=============================================================================
Total return                                                           --
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   10
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          --
-----------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       --
=============================================================================
Ratio of net investment income to average net assets                   --
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(a)                                             22%
_____________________________________________________________________________
=============================================================================

(a)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's

Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $11,364 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract.

These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES         OFFICERS                                    OFFICE OF THE FUND
Bob R. Baker              Robert H. Graham                            11 Greenway Plaza
Frank S. Bayley           Chairman and President                      Suite 100
James T. Bunch                                                        Houston, TX 77046-1173
Bruce L. Crockett         Mark H. Williamson
Albert R. Dowden          Executive Vice President                    INVESTMENT ADVISOR
Edward K. Dunn Jr.                                                    A I M Advisors, Inc.
Jack M. Fields            Kevin M. Carome                             11 Greenway Plaza
Carl Frischling           Senior Vice President, Secretary and        Suite 100
Robert H. Graham          Chief Legal Officer                         Houston, TX 77046-1173
Gerald J. Lewis
Prema Mathai-Davis        Stuart W. Coco                              SUB-ADVISOR
Lewis F. Pennock          Vice President                              AIM Funds Management, Inc.
Ruth H. Quigley                                                       5140 Yonge Street
Louis S. Sklar            Melville B. Cox                             Suite 900
Larry Soll, Ph.D.         Vice President                              Toronto, Ontario M2N 6X7
Mark H. Williamson
                          Sidney M. Dilgren                           TRANSFER AGENT
                          Vice President and Treasurer                AIM Investment Services, Inc.
                                                                      P.O. Box 4739
                          Karen Dunn Kelley                           Houston, TX 77210-4739
                          Vice President
                                                                      CUSTODIAN
                          Edgar M. Larsen                             State Street Bank and Trust Company
                          Vice President                              225 Franklin Street
                                                                      Boston, MA 02110-2801

                                                                      COUNSEL TO THE FUND
                                                                      Ballard Spahr
                                                                      Andrews & Ingersoll, LLP
                                                                      1735 Market Street
                                                                      Philadelphia, PA 19103-7599

                                                                      COUNSEL TO THE TRUSTEES
                                                                      Kramer, Levin, Naftalis & Frankel LLP
                                                                      919 Third Avenue
                                                                      New York, NY 10022-3852

                                                                      DISTRIBUTOR
                                                                      A I M Distributors, Inc.
                                                                      11 Greenway Plaza
                                                                      Suite 100
                                                                      Houston, TX 77046-1173

       DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                  AIM Asia Pacific Growth Fund                    TAXABLE
AIM Balanced Fund*                          AIM Developing Markets Fund
AIM Basic Balanced Fund*                    AIM European Growth Fund                        AIM Floating Rate Fund
AIM Basic Value Fund                        AIM European Small Company Fund                 AIM High Yield Fund
AIM Blue Chip Fund                          AIM Global Aggressive Growth Fund               AIM Income Fund
AIM Capital Development Fund                AIM Global Equity Fund(4)                       AIM Intermediate Government Fund
AIM Charter Fund                            AIM Global Growth Fund                          AIM Limited Maturity Treasury Fund
AIM Constellation Fund                      AIM Global Value Fund                           AIM Money Market Fund
AIM Dent Demographic Trends Fund            AIM International Emerging Growth Fund          AIM Short Term Bond Fund
AIM Diversified Dividend Fund               AIM International Growth Fund                   AIM Total Return Bond Fund
AIM Emerging Growth Fund                    AIM Trimark Fund                                INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund              INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                   TAX-FREE
AIM Libra Fund                                          SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                                AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)             AIM Global Health Care Fund                     AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                     AIM Real Estate Fund                            AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                    INVESCO Advantage Health Sciences Fund          AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                   INVESCO Energy Fund
AIM Opportunities III Fund                  INVESCO Financial Services Fund                       AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                     INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                      INVESCO Health Sciences Fund                    AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)                INVESCO Leisure Fund                            AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)                INVESCO Multi-Sector Fund                       AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                   INVESCO Technology Fund
AIM Trimark Small Companies Fund            INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
INVESCO Dynamics Fund                       AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A PROSPECTUS FROM
INVESCO Mid-Cap Growth Fund                 YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE INVESTING.
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.




                               AIMinvestments.com                    I-TRI-SAR-1


                                       YOUR GOALS. OUR SOLUTIONS. -- Registered Trademark --
--------------------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Alternative   Cash           [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products   Investments   Management               -- Service Mark --
                                  Plans     Accounts
--------------------------------------------------------------------------------------------

                                                               AIM TRIMARK SMALL
                                                                  COMPANIES FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]






 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                             --Servicemark--

===================================================================
AIM TRIMARK SMALL COMPANIES FUND SEEKS LONG-TERM GROWTH OF CAPITAL.
===================================================================

o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                          o The fund may participate in the             o A direct investment cannot be made in
o Class B shares are not available as an     initial public offering (IPO) market          an index. Unless otherwise indicated,
investment for retirement plans              in some market cycles. Because of             index results include reinvested
maintained pursuant to Section 401 of the    the fund's small asset base, any              dividends, and they do not reflect sales
Internal Revenue Code, including 401(k)      investment the fund may make in IPOs          charges. Performance of an index of funds
plans, money purchase pension plans and      may significantly affect the fund's           reflects fund expenses. Performance of a
profit sharing plans. Plans that have        total return. As the fund's assets            market index does not.
existing accounts invested in Class B        grow, the impact of IPO investments
shares will continue to be allowed to        will decline, which may reduce the            OTHER INFORMATION
make additional purchases.                   effect of IPO investments on the              o The returns shown in the Management's
                                             fund's total return.                          Discussion of Fund Performance are based
o Class R shares are available only to                                                     on net asset values calculated for
certain retirement plans. Please see the     ABOUT INDEXES USED IN THIS REPORT             shareholder transactions. Generally
prospectus for more information.             o The unmanaged Russell 2000--Registered      accepted accounting principles require
                                             Trademark-- Index represents the performance  adjustments to be made to the net assets
PRINCIPAL RISKS OF INVESTING IN THE FUND     of the stocks of small-capitalization         of the fund at period end for financial
o Investing in small and mid-size            companies.                                    reporting purposes, and as such, the net
companies involves risks not associated                                                    asset value for shareholder transactions
with investing in more established           o The unmanaged Standard & Poor's             and the returns based on those net asset
companies, including business risk,          Composite Index of 500 Stocks (the S&P        values may differ from the net asset
significant stock price fluctuations and     500--Registered Trademark-- Index) is an      values and returns reported in the
illiquidity.                                 index of common stocks frequently used as     Financial Highlights.
                                             a general measure of U.S. stock market
o International investing presents           performance.                                  o Industry classifications used in this
certain risks not associated with                                                          report are generally according to the
investing solely in the United States.       o The unmanaged Lipper Small-Cap Core         Global Industry Classification Standard,
These include risks relating to              Fund Index represents an average of the       which was developed by and is the
fluctuations in the value of the U.S.        performance of the 30 largest                 exclusive property and a service mark of
dollar relative to the values of other       small-capitalization core equity funds        Morgan Stanley Capital International Inc.
currencies, the custody arrangements made    tracked by Lipper, Inc., an independent       and Standard & Poor's.
for the fund's foreign holdings,             mutual fund performance monitor.
differences in accounting, political                                                       o Bloomberg, Inc. is a well-known
risks and the lesser degree of public        o The unmanaged MSCI World Index tracks       independent financial research and
information required to be provided by       the performance of approximately 50           reporting firm.
non-U.S. companies. The fund may invest      countries covered by Morgan Stanley
up to 25% of its assets in the securities    Capital International that are considered     A description of the policies and
of non-U.S. issuers.                         developed markets.                            procedures that the Fund uses to
                                                                                           determine how to vote proxies relating to
o By concentrating on a small number of      o The fund is not managed to track the        portfolio securities is available without
holdings, the fund carries greater risk      performance of any particular index,          charge, upon request, by calling
because each investment has a greater        including the indexes defined here, and       800-959-4246, or on the AIM Web site,
effect on the fund's overall performance.    consequently the performance of the fund      AIMinvestments.com.
                                             may deviate significantly from the
                                             performance of the indexes.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM          VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES
                    FAMILY OF FUNDS--Registered Trademark--:    For the latest information about ongoing regulatory matters, including proposed rules and regulations regarding the
[PHOTO OF           For most of the six-month period covered    mutual fund industry, please visit our Web site,
ROBERT H.           by this report, major stock market          AIMinvestments.com. We continue to post updates as
GRAHAM]             indexes delivered positive performance      information becomes available. We also encourage you to
                    as economies strengthened both here and     visit our Web site for general investing information,
ROBERT H. GRAHAM    abroad. In the United States, gross         performance updates on our funds, and market and economic
                    domestic product steadily improved,         commentary from our financial experts.
                    while overseas, economic recovery took
                    hold, especially in Asia. In March and          For information on how your fund performed and was
                    April, however, markets lagged as           managed during the six months covered by this report, please
                    concerns arose about geopolitical events    read your fund managers' discussion on the following pages.
                    and the possibility that the U.S.           We hope you find it informative.
                    Federal Reserve may raise interest
                    rates.                                          As always, AIM is committed to building solutions for
                                                                your investment goals, and we thank you for your continued
    Additionally, what's known as a sector rotation took        participation in AIM Investments. If you have any questions,
place. During much of 2003, the information technology          please contact our Client Service representatives at
sector was the favorite of U.S. and foreign investors.          800-959-4246.
The sector's performance turned negative early in 2004,
however, as investors switched to more defensive sectors        Sincerely,
they tend to favor when conditions seem uncertain. For the
last month of the reporting period, only three sectors of       /s/ Robert H. Graham
the 10 in the S&P 500 Index produced positive returns,          Robert H. Graham
including health care and consumer staples. The third           Chairman and President
positive sector was energy, riding the wave of rising oil       May 26, 2004
and gas prices. Stocks in the MSCI World Index displayed a
similar performance pattern, reflecting the global nature
of the rotation.

THE CASE FOR MUTUAL FUND INVESTING
A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

    The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations.
Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

THE TRIMARK DISCIPLINE: 'BUSINESS PEOPLE
BUYING BUSINESSES'

AIM Trimark Small Companies Fund Class A     February to 353,000 in March and 346,000      We describe the Trimark discipline as
shares returned 5.60% at net asset value     in April.                                     "business people buying businesses." By
for the reporting period of November 4,                                                    viewing each holding as a long-term
2003 (the fund's inception) through              Corporate earnings also improved.         business investment as opposed to a
April 30, 2004, underperforming the          According to Bloomberg, 410 companies in      short-term stock trade, we attempt to
fund's benchmarks, the S&P 500 Index,        the S&P 500 Index reported earnings for       ignore much of the short-term news that
which returned 6.01%, and outperforming      the first quarter of 2004 as of April         has little impact on an investment's
the fund's style-specific benchmark, the     30, 2004. A total of 75.6% of those           long-term return potential. Instead, we
Russell 2000 Index, which returned           companies reported earnings that              focus on conducting our own in-depth,
4.43%. (Had the effects of the front-end     exceeded analysts' expectations.              independent research to identify
sales charge been included, the return                                                     high-quality small-capitalization
would have been lower.) Results for              Energy, telecommunication services        businesses that have understandable
other share classes are shown on the         and health care were the best-performing      business models, strong managements and
table below.                                 sectors of the S&P 500 Index as               leading industry positions that are very
                                             investors rotated into more defensive         difficult for competitors to encroach
MARKET CONDITIONS                            stocks. Information technology, consumer      upon. We then leverage our research to
                                             discretionary and financials were the         develop a proprietary view as to why
The economy exhibited signs of strength      weakest performers. With the exception        these businesses will grow their value
for most of the reporting period. The        of information technology, all sectors        to the surprise of other investors over
nation's gross domestic product, the         of the index posted gains for the six         a period of several years. We encourage
broadest measure of economic activity,       months.                                       shareholders to measure us over extended
expanded at an annualized rate of 4.1%                                                     time horizons.
in the fourth quarter of 2003 and 4.4%           Small-cap stocks generally outperformed
in the first quarter of 2004.                mid- and large-cap stocks while value             Consistent with the broad performance
                                             stocks generally outperformed growth          of U.S. equities, the fund generally
    The unemployment rate remained           stocks.                                       performed in line with the market as
relatively stable and stood at 5.6% at                                                     measured by the S&P 500 over the
the end of April. However, there were        YOUR FUND                                     reporting period. While such good
signs that the job market could be                                                         short-term performance is gratifying,
improving. The number of new non-farm        AIM Trimark Small Companies Fund              such short-term performance periods
jobs created rose from 83,000 in             launched on November 4, 2003. In our          should be of little importance to
                                             first direct communication to you, we         shareholders who share our long-term
                                             would like to comment briefly on our          investment horizon. The fund makes
                                             approach to investing.                        long-term investments in

===================================================================================================================================
TOP 10 EQUITY HOLDINGS*                      TOP 10 INDUSTRIES*                            FUND VS. INDEXES
 1. Hampshire Group, Ltd.              4.7%   1. Diversified Commercial Services  12.9%    TOTAL RETURNS, 11/04/03-4/30/04,
 2. FirstService Corp. (Canada)        4.7    2. Health Care Supplies             12.1     EXCLUDING APPLICABLE FRONT-END OR
 3. FTI Consulting, Inc.               4.0    3. Health Care Equipment             5.0     CONTINGENT DEFERRED SALES CHARGES. IF
 4. Cooper Cos., Inc. (The)            3.8    4. Leisure Products                  4.9     SALES CHARGES WERE INCLUDED, RETURNS
 5. Sola International Inc.            3.5    5. Apparel, Accessories &                    WOULD BE LOWER.
 6. Endo Pharmaceuticals Holdings Inc. 3.4         Luxury Goods                    4.7     Class A Shares                     5.60%
 7. Husky Injection Molding                   6. Advertising                       3.9     Class B Shares                     5.30
    Systems Ltd. (Canada)              3.3    7. Pharmaceuticals                   3.4     Class C Shares                     5.40
 8. Sabre Holdings Corp.               3.2    8. Industry Machinery                3.4     Class R Shares                     5.52
 9. Polaris Industries Inc.            3.1    9. Data Processing &                         S&P 500 Index (Broad Market Index) 6.01
10. DENTSPLY International Inc.        3.0       Outsourced Services               3.2     Russell 2000 Index
                                             10. Restaurants                       2.9     (Style-Specific Index)             4.43
                                                                                           Lipper Small Cap Core Fund Index
                                                                                           (Peer Group Index)                 7.39
                                                                                           Source: Lipper, Inc., Bloomberg

                                                                                           TOTAL NUMBER OF HOLDINGS*            34
                                                                                           TOTAL NET ASSETS           $8.3 MILLION

*Excludes U.S. Government Agency
Securities holdings.

The fund's holdings are subject to
change, and there is no assurance that
the fund will continue to hold any
particular security.
===================================================================================================================================

businesses and does not attempt to trade     short-term performance was                                      ROB MIKALACHKI
stocks for short-term gains.                 disappointing, we reaffirmed our view of                        Mr. Mikalachki,
                                             the company as a solid business                 [MIKALACHKI     Chartered Financial
   Your fund shares little in common with    capitalizing on long-term market                   PHOTO]       Analyst, is portfolio
market benchmarks or benchmark sector        opportunities from the decentralization                         manager of AIM Trimark
weights. Because we focus on businesses      of auditing and other services at large                         Small Companies Fund.
rather than sectors, we resist the           accounting firms. As these firms are          Prior to joining AIM Trimark Investments
natural inclination to use relative          forced to divest themselves of non-audit      in 1999 as a small-cap analyst, he
sector weights to examine fund               functions, we believe FTI is uniquely         worked with small- and medium-sized
performance and instead prefer to            positioned to benefit as one of only two      businesses in the areas of valuation,
comment on how successful we have been       major companies currently in the              financing and merger and acquisition
in investing in individual businesses.       business. During the period the market        advising. Mr. Mikalachki earned an
However, if one were to broadly              drove down FTI's stock price on concerns      undergraduate degree in business at
categorize the businesses with which we      about a group of specialized employees        Wilfrid Laurier.
have had success in recent months, many      leaving the business. As a result of our
came from the health-care sector. Select     meetings with management and employees,       Assisted by the AIM Trimark Small
detractors from performance came from        we believe that this event is isolated        Companies Team.
financials.                                  to one group and the proper compensation
                                             structure is in place to retain existing
   Specifically in health care, Endo         employees. Even factoring in the feared
Pharmaceuticals Holdings Inc. was one of     loss of revenue because of the
the most significant contributors to         employees' departure, we believe the
performance during the period. Our           business remains priced at a significant
investment in the company is a great         discount to the long-term business
example of how we scrutinize businesses.     opportunities that present themselves to
We viewed Endo, a manufacturer and           FTI and its shareholders.
distributor of both brand name and
generic pain medication, as a good           IN CLOSING
business due to the strength of its
branded drug portfolio, focused sales        We focused on growing your capital over
force and consistent ability to fend off     the long term by applying our investment
generic competition through                  discipline regardless of the market
reformulation. Additionally, Endo's          environment. Currently, there are 34
management has consistently exceeded         holdings in your fund, and each one has
financial expectations and has a             been purchased by adhering to the five
significant personal stake in the            core principles of the Trimark
business. Finally, the company was           discipline: 1) know the business inside
available at an attractive price based       and out, 2) focus on the business's
on its current financial position and        management, 3) wait for the right price,
long-term business prospects. During the     4) form a proprietary view and 5)
period we believe some of the value we       maintain patience and long-term focus.
saw in Endo was realized, but our
long-term view of the company and the               See important fund and index
value it represents remains.                        disclosure inside front cover.

   Within financials, FTI Consulting,
Inc., which specializes in mergers and
acquisitions consulting, was among the
companies that detracted most from fund
performance. While                                                                         [RIGHT ARROW GRAPHIC]
                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           PERFORMANCE RECORD, INCLUDING SALES
                                                                                           CHARGES, PLEASE TURN THE PAGE.

PERFORMANCE

YOUR FUND'S PERFORMANCE

Below you will find a presentation of your fund's performance record for the period ended 4/30/04, the close of the period covered by this report. As required by industry regulations, we also present performance as of 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

CUMULATIVE TOTAL RETURNS*                    CUMULATIVE TOTAL RETURNS*                     value will fluctuate so that you may
As of 4/30/04, including applicable sales    As of 3/31/04, including applicable sales     have a gain or loss when you sell shares.
charges                                      charges
                                                                                               When sales charges are included,
CLASS A SHARES                               CLASS A SHARES                                Class A share performance reflects the
Inception (11/04/03)               -0.19%    Inception (11/04/03)                1.51%     maximum 5.50% sales charge, and Class B
                                                                                           and Class C share performance reflects
CLASS B SHARES                               CLASS B SHARES                                the applicable contingent deferred sales
Inception (11/04/03)                0.30%    Inception (11/04/03)                2.20%     charge (CDSC) for the period involved.
                                                                                           The CDSC on Class B shares declines from
CLASS C SHARES                               CLASS C SHARES                                5% beginning at the time of purchase to
Inception (11/04/03)                4.40%    Inception (11/04/03)                6.30%     0% at the beginning of the seventh year.
                                                                                           The CDSC on Class C shares is 1% for
CLASS R SHARES                               CLASS R SHARES                                the first year after purchase. Class R
Inception                           5.52%    Inception                           7.33%     shares do not have a front-end sales
                                                                                           charge; returns shown are at net asset
Class R shares' inception date is 4/30/04.   * Returns have not been annualized.           value and do not reflect a 0.75% CDSC
Returns since that date are historical                                                     that may be imposed on a total
returns. All other returns are blended       Class R shares' inception date is 4/30/04.    redemption of retirement plan assets
returns of historical Class R share          Returns shown are the restated Class A        within the first year. Class R shares
performance and restated Class A share       share performance at net asset value,         do not have a front-end sales charge;
performance (for periods prior to the        adjusted to reflect the higher Rule 12b-1     returns shown are at net asset value
inception date of Class R shares) at net     fees applicable to Class R shares. Class A    and do not reflect a 0.75% CDSC that may
asset value, adjusted to reflect             shares' inception date is 11/04/03.           be imposed on a total redemption of
the higher Rule 12b-1 fees applicable to                                                   retirement plan assets within the first
Class R shares. Class A shares' inception        The performance data quoted represent     year. The performance of the fund's
date is 11/04/03.                            past performance and cannot guarantee         share classes will differ due to
                                             comparable future results; current            different sales charge structures and
                                             performance may be lower or higher. Please    class expenses.
                                             visit AIMinvestments.com for the most
                                             recent month-end performance. Performance         Had the advisor not waived fees
                                             figures reflect reinvested distributions,     and/or reimbursed expenses, performance
                                             changes in net asset value and the effect     would have been lower.
                                             of the maximum sales charge unless
                                             otherwise stated. Investment return and
                                             principal

                                                                                           [ARROW
                                                                                           BUTTON      For More Information Visit
                                                                                           IMAGE]          AIMinvestments.com

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/04

AIM TRIMARK SMALL COMPANIES FUND

INSTITUTIONAL CLASS SHARES                   TOTAL RETURN*                                Please note that past performance is not
The following information has been           For periods ended 4/30/04                    indicative of future results. More
prepared to provide Institutional Class                                                   recent returns may be more or less than
shareholders with a performance overview     Inception                          5.60%     those shown. All returns assume
specific to their holdings.                                                               reinvestment of distributions at net
Institutional Class shares are offered       *Cumulative total return that has not        asset value. Investment return and
exclusively to institutional investors,      been annualized                              principal value will fluctuate so your
including defined contribution plans                                                      shares, when redeemed, may be worth more
that meet certain criteria.                  Institutional Class shares' inception        or less than their original cost. See
                                             date is 4/30/04. Returns since that date     full report for information on
                                             are historical returns. All other            comparative benchmarks. Please consult
                                             returns are blended returns of               your fund prospectus for more
                                             historical Institutional Class share         information. For the most current
                                             performance and restated Class A share       month-end performance, please call
                                             performance (for periods prior to the        800-451-4246 or visit
                                             inception date of Institutional Class        AIMinvestments.com.
                                             shares) at net asset value and reflect
                                             the higher Rule 12b-1 fees applicable to
                                             Class A shares. Class A shares'
                                             inception date is 11/4/03. Institutional
                                             Class shares would have had different
                                             returns due to differences in the
                                             expense structure of the Institutional
                                             Class.

                                             TOTAL RETURN*
                                             For periods ended 3/31/04

                                             Inception                          7.40%

                                             *Cumulative total return that has not
                                             been annualized

                                             Institutional Class shares' inception
                                             date is 4/30/04. Returns shown are the
                                             restated Class A share performance at
                                             net asset value and reflect the higher
                                             Rule 12b-1 fees applicable to Class A
                                             shares. Class A shares' inception date
                                             is 11/4/03. Institutional Class shares
                                             would have had different returns due to
                                             differences in the expense structure of
                                             the Institutional Class.

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at
                                             NAV.


FOR INSTITUTIONAL INVESTOR USE ONLY

This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

AIMinvestments.com    T-SCO-INS-2 6/04   A I M Distributors, Inc.         [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                  -- Service Mark --

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)


                                                              MARKET
                                                 SHARES       VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-70.00%

ADVERTISING-3.91%

ADVO, Inc.                                          5,300   $  166,420
----------------------------------------------------------------------
Harte-Hanks, Inc.                                   6,600      158,136
======================================================================
                                                               324,556
======================================================================

AGRICULTURAL PRODUCTS-1.34%

Delta & Pine Land Co.                               4,600      111,596
======================================================================

AIR FREIGHT & LOGISTICS-2.24%

Dynamex Inc.(a)                                    14,000      186,060
======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.71%

Hampshire Group, Ltd.(a)                           13,100      391,061
======================================================================

AUTO PARTS & EQUIPMENT-2.13%

Superior Industries International, Inc.             5,200      177,216
======================================================================

CASINOS & GAMING-2.24%

Argosy Gaming Co.(a)                                5,000      185,950
======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.15%

Sabre Holdings Corp.                               11,100      261,849
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-8.22%

FTI Consulting, Inc.(a)                            20,000      329,000
----------------------------------------------------------------------
Learning Tree International, Inc.(a)               10,400      163,696
----------------------------------------------------------------------
PRG-Schultz International, Inc.(a)                 40,500      190,350
======================================================================
                                                               683,046
======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.10%

Mettler-Toledo International Inc.(a)                3,900      174,798
======================================================================

HEALTH CARE EQUIPMENT-5.04%

Cytyc Corp.(a)                                      7,800      166,920
----------------------------------------------------------------------
DENTSPLY International Inc.                         5,200      251,992
======================================================================
                                                               418,912
======================================================================

HEALTH CARE SUPPLIES-12.14%

Cooper Cos., Inc. (The)                             5,900      318,600
----------------------------------------------------------------------
Ocular Sciences, Inc.(a)                            7,300      205,130
----------------------------------------------------------------------
Sola International Inc.(a)                         14,200      291,384
----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES       VALUE

----------------------------------------------------------------------
HEALTH CARE SUPPLIES-(CONTINUED)

Sybron Dental Specialties, Inc.(a)                  6,600   $  193,050
======================================================================
                                                             1,008,164
======================================================================

LEISURE PRODUCTS-4.93%

Oakley, Inc.                                       11,000      152,240
----------------------------------------------------------------------
Polaris Industries Inc.                             6,000      257,400
======================================================================
                                                               409,640
======================================================================

OFFICE SERVICES & SUPPLIES-2.00%

HNI Corp.                                           4,500      166,545
======================================================================

PAPER PACKAGING-1.77%

Longview Fibre Co.                                 14,000      146,720
======================================================================

PHARMACEUTICALS-3.42%

Endo Pharmaceuticals Holdings Inc.(a)              11,900      284,053
======================================================================

REAL ESTATE-1.20%

MeriStar Hospitality Corp.(a)                      17,200       99,760
======================================================================

REGIONAL BANKS-1.97%

Alabama National BanCorp.                           3,200      163,264
======================================================================

RESTAURANTS-2.91%

IHOP Corp.                                          6,500      241,475
======================================================================

SPECIALTY CHEMICALS-2.69%

MacDermid, Inc.                                     6,900      223,422
======================================================================

TRUCKING-1.89%

Landstar System, Inc.(a)                            3,500      157,360
======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $5,791,412)                     5,815,447
======================================================================

FOREIGN STOCKS-14.51%

CANADA-14.51%

Cott Corp. (Soft Drinks)(a)                         3,000       91,757
----------------------------------------------------------------------
Cymat Corp. (Aluminum)(a)                         178,600       75,526
----------------------------------------------------------------------
FirstService Corp. (Diversified Commercial
  Services)(a)                                     17,700      391,025
----------------------------------------------------------------------
Husky Injection Molding Systems Ltd.
  (Industrial Machinery)(a)                        73,600      277,969
----------------------------------------------------------------------
Sleeman Breweries Ltd. (Brewers)(a)                22,900      214,382
----------------------------------------------------------------------
Vincor International Inc. (Distillers &
  Vintners)(a)                                      7,300      154,351
======================================================================
    Total Foreign Stocks (Cost $1,206,587)                   1,205,010
======================================================================

                                               PRINCIPAL    MARKET
                                                AMOUNT      VALUE
----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-14.24%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-14.24%

Unsec. Disc. Notes, 0.90%, 05/03/04 (Cost
  $1,182,941)(b)                               $1,183,000   $1,182,941
======================================================================
TOTAL INVESTMENTS-98.75% (Cost $8,180,940)                   8,203,398
======================================================================
OTHER ASSETS LESS LIABILITIES-1.25%                            103,883
======================================================================
NET ASSETS-100.00%                                          $8,307,281
______________________________________________________________________
======================================================================

Investment Abbreviations

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost $8,180,940)   $8,203,398
-----------------------------------------------------------
Cash                                                    417
-----------------------------------------------------------
Receivables for:
  Investments sold                                  223,439
-----------------------------------------------------------
  Fund shares sold                                   88,689
-----------------------------------------------------------
  Dividends                                           4,283
-----------------------------------------------------------
  Amount due from advisor                             6,830
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                      452
-----------------------------------------------------------
Other assets                                         46,812
===========================================================
    Total assets                                  8,574,320
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             237,024
-----------------------------------------------------------
  Fund shares reacquired                              1,235
-----------------------------------------------------------
  Deferred compensation and retirement plans            452
-----------------------------------------------------------
Accrued distribution fees                             3,473
-----------------------------------------------------------
Accrued trustees' fees                                  921
-----------------------------------------------------------
Accrued transfer agent fees                           1,847
-----------------------------------------------------------
Accrued operating expenses                           22,087
===========================================================
    Total liabilities                               267,039
===========================================================
Net assets applicable to shares outstanding      $8,307,281
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $8,290,672
-----------------------------------------------------------
Undistributed net investment income (loss)          (23,450)
-----------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                  17,679
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                  22,380
===========================================================
                                                 $8,307,281
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $5,294,640
___________________________________________________________
===========================================================
Class B                                          $1,727,005
___________________________________________________________
===========================================================
Class C                                          $1,237,483
___________________________________________________________
===========================================================
Class R                                          $   10,000
___________________________________________________________
===========================================================
Institutional Class                              $   38,153
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             501,263
___________________________________________________________
===========================================================
Class B                                             163,932
___________________________________________________________
===========================================================
Class C                                             117,446
___________________________________________________________
===========================================================
Class R                                                 947
___________________________________________________________
===========================================================
Institutional Class                                   3,613
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.56
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.56 divided by
      94.50%)                                    $    11.17
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.53
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.54
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    10.56
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.56
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period November 4, 2003 (Date operations commenced) through April 30,
2004
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $  7,422
----------------------------------------------------------------------
Interest                                                         2,824
======================================================================
  Total investment income                                       10,246
======================================================================

EXPENSES:

Advisory fees                                                   12,482
----------------------------------------------------------------------
Administrative services fees                                    24,863
----------------------------------------------------------------------
Custodian fees                                                   8,636
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,817
----------------------------------------------------------------------
  Class B                                                        3,968
----------------------------------------------------------------------
  Class C                                                        2,667
----------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       3,645
----------------------------------------------------------------------
Trustees' fees                                                   5,944
----------------------------------------------------------------------
Registration and filing fees                                     9,684
----------------------------------------------------------------------
Reports to shareholders                                          5,600
----------------------------------------------------------------------
Professional fees                                               23,894
----------------------------------------------------------------------
Other                                                            3,165
======================================================================
    Total expenses                                             107,365
======================================================================
Less: Fees waived, expenses reimbursed, and expense offset
  arrangements                                                 (73,669)
======================================================================
    Net expenses                                                33,696
======================================================================
Net investment income (loss)                                   (23,450)
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         23,198
----------------------------------------------------------------------
  Foreign currencies                                            (5,519)
======================================================================
                                                                17,679
======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         22,458
----------------------------------------------------------------------
  Foreign currencies                                               (78)
======================================================================
                                                                22,380
======================================================================
Net gain from investment securities and foreign currencies      40,059
======================================================================
Net increase in net assets resulting from operations          $ 16,609
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 4, 2003 (Date operations commenced) through April 30,
2004
(Unaudited)

                                                                APRIL 30,
                                                                   2004
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $  (23,450)
--------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                      17,679
--------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                               22,380
==========================================================================
    Net increase in net assets resulting from operations            16,609
==========================================================================
Share transactions-net:
  Class A                                                        5,321,207
--------------------------------------------------------------------------
  Class B                                                        1,700,765
--------------------------------------------------------------------------
  Class C                                                        1,220,547
--------------------------------------------------------------------------
  Class R                                                           10,000
--------------------------------------------------------------------------
  Institutional Class                                               38,153
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                8,290,672
==========================================================================
    Net increase in net assets                                   8,307,281
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income (loss) of $(23,450))                                 $8,307,281
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Small Companies Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on November 4, 2003.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis.

     Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.00%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 2.00% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the period ended April 30, 2004, AIM waived fees of $12,482 and reimbursed expenses of $61,161. Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the period ended April 30, 2004, AISI retained $1,022 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period ended April 30, 2004, the Class A, Class B, Class C and Class R shares paid $2,817, $3,968, $2,667 and $0, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period ended April 30, 2004, AIM Distributors advised the Fund that it retained $9,012 in front-end sales commissions from the sale of Class A shares and $0, $0, $10 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the period ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $11 and reductions in custodian fees of $15 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $26.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period ended April 30, 2004, the Fund paid legal fees of $198 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carry forward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carry forward actually available for the fund to utilize. The ability to use capital loss carry forward may be limited under the Internal Revenue Code and related regulations.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period ended April 30, 2004 was $7,256,532 and $281,731, respectively.

        UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $ 242,194
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (219,736)
==========================================================
Net unrealized appreciation of investment
  securities                                     $  22,458
__________________________________________________________
==========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                             CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------
                                                                  NOVEMBER 4, 2003
                                                                  (DATE OPERATIONS
                                                                    COMMENCED) TO
                                                                    APRIL 30,2004
                                                              -------------------------
                                                                SHARES         AMOUNT
---------------------------------------------------------------------------------------
Sold:
  Class A                                                       510,721      $5,419,564
---------------------------------------------------------------------------------------
  Class B                                                       165,572       1,717,922
---------------------------------------------------------------------------------------
  Class C                                                       117,564       1,221,816
---------------------------------------------------------------------------------------
  Class R*                                                          947          10,000
---------------------------------------------------------------------------------------
  Institutional Class*                                            3,613          38,153
=======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                           528           5,631
---------------------------------------------------------------------------------------
  Class B                                                          (530)         (5,631)
=======================================================================================
Reacquired:
  Class A                                                        (9,986)       (103,988)
---------------------------------------------------------------------------------------
  Class B                                                        (1,110)        (11,526)
---------------------------------------------------------------------------------------
  Class C                                                          (118)         (1,269)
=======================================================================================
                                                                787,201      $8,290,672
_______________________________________________________________________________________
=======================================================================================

* Class R shares and Institutional Class shares commenced sales on April 30,
  2004.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                  CLASS A
                                                              ----------------
                                                              NOVEMBER 4, 2003
                                                              (DATE OPERATIONS
                                                              COMMENCED) TO
                                                               APRIL 30,
                                                                 2004
------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.07)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.63
==============================================================================
    Total from investment operations                                 0.56
==============================================================================
Net asset value, end of period                                     $10.56
______________________________________________________________________________
==============================================================================
Total return(b)                                                      5.60%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $5,295
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.00%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     7.02%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.30)(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             11%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for a period less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,645,835.
(d)  Not annualized for a period less than one year.


                                                                  CLASS B
                                                              ----------------
                                                              NOVEMBER 4, 2003
                                                              (DATE OPERATIONS
                                                              COMMENCED) TO
                                                               APRIL 30,
                                                                 2004
------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.10)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.63
==============================================================================
    Total from investment operations                                 0.53
==============================================================================
Net asset value, end of period                                     $10.53
______________________________________________________________________________
==============================================================================
Total return(b)                                                      5.30%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,727
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.65%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     7.67%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.95)(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             11%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for a period less than one year.
(c)  Ratios are annualized and based on average daily net assets of $811,347.
(d)  Not annualized for a period less than one year.


                                                                  CLASS C
                                                              ----------------
                                                              NOVEMBER 4, 2003
                                                              (DATE OPERATIONS
                                                              COMMENCED) TO
                                                               APRIL 30,
                                                                 2004
------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.10)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.64
==============================================================================
    Total from investment operations                                 0.54
==============================================================================
Net asset value, end of period                                     $10.54
______________________________________________________________________________
==============================================================================
Total return(b)                                                      5.40%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,237
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.65%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     7.67%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.95)(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             11%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for a period less than one year.
(c)  Ratios are annualized and based on average daily net assets of $545,255.
(d)  Not annualized for a period less than one year.


                                                                 CLASS R
                                                              -------------
                                                              APRIL 30,
                                                                2004
                                                              (DATE SALES
                                                              COMMENCED) TO
                                                              APRIL 30,
                                                                2004
---------------------------------------------------------------------------
Net asset value, beginning of period                             $10.56
---------------------------------------------------------------------------
Net investment income                                                --
===========================================================================
Net asset value, end of period                                   $10.56
___________________________________________________________________________
===========================================================================
Total return                                                         --
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $   10
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                              --
===========================================================================
Ratio of net investment income to average net assets                 --
___________________________________________________________________________
===========================================================================
Portfolio turnover rate(a)                                           11%
___________________________________________________________________________
===========================================================================

(a)  Not annualized for a period of less than one year.


                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                APRIL 30, 2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                    2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.56
-----------------------------------------------------------------------------------
Net investment income                                                     --
===================================================================================
Net asset value, end of period                                        $10.56
___________________________________________________________________________________
===================================================================================
Total return                                                              --
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   38
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                   --
===================================================================================
Ratio of net investment income to average net assets                      --
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(a)                                                11%
___________________________________________________________________________________
===================================================================================

(a)  Not annualized for a period of less than one year.

NOTE 10--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $11,295 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES         OFFICERS                               OFFICE OF THE FUND
Bob R. Baker              Robert H. Graham                       11 Greenway Plaza
Frank S. Bayley           Chairman and President                 Suite 100
James T. Bunch                                                   Houston, TX 77046-1173
Bruce L. Crockett         Mark H. Williamson
Albert R. Dowden          Executive Vice President               INVESTMENT ADVISOR
Edward K. Dunn Jr.                                               A I M Advisors, Inc.
Jack M. Fields            Kevin M. Carome                        11 Greenway Plaza
Carl Frischling           Senior Vice President, Secretary and   Suite 100
Robert H. Graham          Chief Legal Officer                    Houston, TX 77046-1173
Gerald J. Lewis
Prema Mathai-Davis        Stuart W. Coco                         SUB-ADVISOR
Lewis F. Pennock          Vice President                         AIM Funds Management, Inc.
Ruth H. Quigley                                                  5140 Yonge Street
Louis S. Sklar            Melville B. Cox                        Suite 900
Larry Soll, Ph.D.         Vice President                         Toronto, Ontario M2N 6X7
Mark H. Williamson
                          Sidney M. Dilgren                      TRANSFER AGENT
                          Vice President and Treasurer           AIM Investment Services, Inc.
                                                                 P.O. Box 4739
                          Karen Dunn Kelley                      Houston, TX 77210-4739
                          Vice President
                                                                 CUSTODIAN
                          Edgar M. Larsen                        State Street Bank and Trust Company
                          Vice President                         225 Franklin Street
                                                                 Boston, MA 02110-2801

                                                                 COUNSEL TO THE FUND
                                                                 Ballard Spahr
                                                                 Andrews & Ingersoll, LLP
                                                                 1735 Market Street
                                                                 Philadelphia, PA 19103-7599

                                                                 COUNSEL TO THE TRUSTEES
                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                 919 Third Avenue
                                                                 New York, NY 10022-3852

                                                                 DISTRIBUTOR
                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046-1173

        DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(4)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund        AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                             SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund                    AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                       INVESCO Health Sciences Fund                  AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                     CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
INVESCO Dynamics Fund                        THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A PROSPECTUS
INVESCO Mid-Cap Growth Fund                  FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE
INVESCO Small Company Growth Fund            INVESTING.
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

    If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.


                               AIMinvestments.com                   T-SCO-SAR-1

                                            YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
----------------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash                  [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management                      --Servicemark--
                               Plans    Accounts
----------------------------------------------------------------------------------------------

ITEM 2.   CODE OF ETHICS.

          Not applicable for semi-annual reports.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semi-annual reports.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semi-annual reports.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The Registrant adopted Shareholder Communication Procedures (the "Procedures") on December 10, 2003, which Procedures were amended effective June 9, 2004. The Procedures set forth the process by which shareholders of the Registrant may send communications to the Board. As originally drafted, the Procedures covered recommendations of nominees sent by shareholders to the Board or to an individual trustee. However, the amended Procedures adopted effective June 9, 2004 do not cover such shareholder communications. Therefore, the adoption of the amended Procedures could be viewed as a material change to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure:

          (1) that information required to be disclosed by the Registrant of Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

11(a)(1)  Not applicable for semi-annual reports.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3)  Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  AIM Investment Funds
           -----------------------------------


By:       /s/ ROBERT H. GRAHAM
          ------------------------------------
          Robert H. Graham
          Principal Executive Officer


Date:     July 2, 2004
          ------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:       /s/ ROBERT H. GRAHAM
          ------------------------------------
          Robert H. Graham
          Principal Executive Officer


Date:     July 2, 2004
          ------------------------------------




By:       /s/ SIDNEY M. DILGREN
          ------------------------------------
          Sidney M. Dilgren
          Principal Financial Officer


Date:     July 2, 2004
          ------------------------------------

Semi-annual


                                  EXHIBIT INDEX


11(a)(1)      Not applicable for semi-annual reports.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3)      Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.